             As filed with the Securities and Exchange Commission.
                                                      '33 Act File No. 033-86408
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                            [X]


                         POST EFFECTIVE AMENDMENT NO. 14


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                   [X]


                                AMENDMENT NO. 14


                        NATIONWIDE VA SEPARATE ACCOUNT- B
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, the Financial Statements, and Part C.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a) of Rule 485

[ ] on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.....................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VA Separate Account-B


                   The date of this prospectus is May 1, 2002.

--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

     -    American Century VP Balanced Fund: Class I
     -    American Century VP Income & Growth Fund: Class I
     -    American Century VP International Fund: Class III+
     -    American Century VP Ultra Fund: Class I
     -    American Century VP Value Fund: Class I


CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
     -    Small Cap Growth Portfolio (formerly, Small Company Growth Portfolio)

DREYFUS
     -    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
          Service Shares

     -    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
     -    Dreyfus Stock Index Fund, Inc.: Initial Shares
     - Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund-Capital Appreciation Portfolio)
     - Dreyfus Variable Investment Fund - Growth & Income Portfolio: Initial Shares*


FEDERATED INSURANCE SERIES
     -    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Equity-Income Portfolio: Initial Class
     -    VIP Growth Portfolio: Initial Class
     -    VIP High Income Portfolio: Initial Class *

     -    VIP Overseas Portfolio: Initial Class R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     -    VIP II Asset Manager Portfolio: Initial Class
     -    VIP II Contrafund(R) Portfolio: Initial Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     -    VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     - Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund),
     -    Gartmore GVIT Emerging Markets Fund: Class III+
     -    Gartmore GVIT Global Financial Services Fund: Class III+
     -    Gartmore GVIT Global Health Sciences Fund: Class III+
     -    Gartmore GVIT Global Technology and Communications Fund: Class III+
     -    Gartmore GVIT Global Utilities Fund: Class III+
     -    Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
          Fund)
     -    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation
          Fund)
     -    Gartmore GVIT International Growth Fund: Class III+
     -    Gartmore GVIT Investor Destinations Funds
          -    Gartmore GVIT Investor Destinations Conservative Fund
          -    Gartmore GVIT Investor Destinations Moderately Conservative Fund
          -    Gartmore GVIT Investor Destinations Moderate Fund
          -    Gartmore GVIT Investor Destinations Moderately Aggressive Fund
          -    Gartmore GVIT Investor Destinations Aggressive Fund
     -    Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
     -    Gartmore GVIT Nationwide Leaders Fund: Class III+
     -    Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)
     -    Gartmore GVIT U.S. Growth Leaders Fund: Class III+
     - GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R) Small Cap Growth Fund) (Subadvisers: Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)
     - GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap Value Fund) (Subadviser: The Dreyfus Corporation)
     -    GVIT Small Company Fund: Class I (formerly, Nationwide(R)Small Company
          Fund) (Subadvisers: The Dreyfus Corporation, Gartmore Global Partners, Neuberger Berman, LLC, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company and)
     - MAS GVIT Multi Sector Bond Fund: Class I* (formerly, MAS NSAT Multi Sector Bond Fund)
     - Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund)

JANUS ASPEN SERIES
     -    Capital Appreciation Portfolio: Service Shares
     -    Global Technology Portfolio: Service II Shares+
     -    International Growth Portfolio: Service II Shares+

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     -    AMT Growth Portfolio
     -    AMT Guardian Portfolio
     -    AMT Limited Maturity Bond Portfolio
     -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
     -    Oppenheimer Aggressive Growth Fund/VA: Initial Class
     -    Oppenheimer Bond Fund/VA: Initial Class
     - Oppenheimer Capital Appreciation Fund/VA: Initial Class (formerly Oppenheimer Growth Fund)
     -    Oppenheimer Global Securities Fund/VA: Initial Class
     -    Oppenheimer Main Street Growth & Income Fund/VA: Initial Class
     -    Oppenheimer Multiple Strategies Fund/VA: Initial Class

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

VAN KAMPEN
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
     -    Emerging Markets Debt Portfolio
     -    U.S. Real Estate Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
     -    Turner GVIT Growth Focus Fund: Class III+

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

     -    American Century VP Capital Appreciation: Class I


STRONG VARIABLE INSURANCE FUNDS, INC.
     -    International Stock Fund II
     -    Strong Discovery Fund II, Inc.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     -    VIP III Growth Opportunities Portfolio: Initial Class

VAN ECK WORLDWIDE INSURANCE TRUST
     -    Worldwide Bond Fund
     -    Worldwide Emerging Markets Fund
     -    Worldwide Hard Assets Fund

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     -    American Century VP International Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
     - Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)
     -    International Focus Portfolio (formerly, International Equity
          Portfolio)

DREYFUS
     -    Dreyfus Investment Portfolios - European Equity Portfolio: Initial
          Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Overseas Portfolio: Initial Class

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     - Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
     - Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
     - Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
     - Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus Fund)

JANUS ASPEN SERIES
     -    Global Technology Portfolio: Service Shares
     -    International Growth Portfolio: Service Shares

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Underlying Mutual Fund Short-Term Trading Fees" and "Short-Term Trading Fees").

The Statement of Additional Information (dated May 1, 2002) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 46.

For general information or to obtain FREE copies of the:
     -    Statement of Additional Information;
     - prospectus annual report or semi-annual report for any underlying mutual fund;
     -    required Nationwide forms; or
     -    Nationwide's privacy statement,

call:   1-800-243-6295
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                             www.sec.gov

Information about this and other Best of America products can be found at:

                      www.bestofamerica.com

THIS ANNUITY:

-    IS NOT A BANK DEPOSIT
-    IS NOT FDIC INSURED
-    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
-    IS NOT AVAILABLE IN EVERY STATE
-    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VA Separate Account-B, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF CONTRACT
     EXPENSES.................................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................


UNDERLYING MUTUAL FUND SHORT-TERM
     TRADING FEES.............................................


EXAMPLE.......................................................

SYNOPSIS OF THE CONTRACTS.....................................

FINANCIAL STATEMENTS..........................................

CONDENSED FINANCIAL INFORMATION...............................

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY.................

NATIONWIDE INVESTMENT SERVICES
     CORPORATION..............................................


TYPES OF CONTRACTS............................................
     Individual Retirement Annuities ("IRAs")
     Non-Qualified Annuity Contract
     Qualified Plans
     Roth IRAs
     Simplified Employee Pension IRAs ("SEP IRAs")
     Tax Sheltered Annuities


INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Voting Rights
     Material Conflicts
     Substitution of Securities


STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charges
     Administration Charge
     Premium Taxes
     Short-Term Trading Fees


CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Qualified Contract or Tax Sheltered Annuity

LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Value of an Annuity Unit
     Assumed Investment Rate
     Exchanges Among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment


REQUIRED DISTRIBUTIONS........................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities, IRAs,
        SEP IRAs, and Roth IRAs


FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens

     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY...............

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION..............................................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception.

VARIABLE ACCOUNT CHARGES(1)
(annualized rate of variable account charges as a percentage of average account value)

Mortality and Expense Risk Charges............1.25%
Administration Charge(2)......................0.20%
     Total Variable Account Charges...........1.45%

(1) These expenses are charged on a daily basis at the annualized rate noted above.

(2) The administration charge is deducted to reimburse Nationwide for expenses related to the issuance and maintenance of the contracts.

MAXIMUM LOAN PROCESSING FEE..............................$25

Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued to Qualified Plans or as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

          (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)


-------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT       OTHER          12B-1       TOTAL MUTUAL
                                                           FEES         EXPENSES        FEES       FUND EXPENSES
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -               0.90%          0.00%         0.00%            0.90%
American Century VP Balanced Fund: Class I

American Century Variable Portfolios, Inc. -               1.00%          0.00%         0.00%            1.00%
American Century VP Capital Appreciation Fund: Class
I

American Century Variable Portfolios, Inc. -               0.70%          0.00%         0.00%            0.70%
American Century VP Income & Growth Fund: Class I

American Century Variable Portfolios, Inc. -               1.26%          0.00%         0.00%            1.26%
American Century VP International Fund: Class I

American Century Variable Portfolios, Inc. -               1.26%          0.00%         0.00%            1.26%
American Century VP International Fund: Class III

American Century Variable Portfolios, Inc. -               1.00%          0.00%         0.00%            1.00%
American Century VP Ultra Fund: Class I

American Century Variable Portfolios, Inc. -               0.97%          0.00%         0.00%            0.97%
American Century VP Value Fund: Class I

Credit Suisse Trust - Global Post-Venture Capital          1.04%          0.36%         0.00%            1.40%
Portfolio

Credit Suisse Trust - International Focus Portfolio        1.00%          0.30%         0.00%            1.30%

Credit Suisse Trust - Small Cap Growth Portfolio           0.90%          0.22%         0.00%            1.12%

Dreyfus Investment Portfolios - European Equity            0.81%          0.44%         0.00%            1.25%
Portfolio: Initial Shares

Dreyfus Investment Portfolios - Small Cap Stock            0.35%          0.00%         0.25%            0.60%
Index Portfolio: Service Shares

The Dreyfus Socially Responsible Growth Fund, Inc.:        0.75%          0.03%         0.00%            0.78%
Initial Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares             0.25%          0.01%         0.00%            0.26%

Dreyfus Variable Investment Fund- Appreciation             0.75%          0.03%         0.00%            0.78%
Portfolio: Initial Shares

Dreyfus Variable Investment Fund- Growth & Income          0.75%          0.05%         0.00%            0.80%
Portfolio: Initial Shares

Federated Insurance Series - Federated Quality Bond        0.55%          0.15%         0.00%            0.70%
Fund II: Primary Shares

Fidelity VIP Equity-Income Portfolio: Initial Class        0.48%          0.10%         0.00%            0.58%

Fidelity VIP Growth Portfolio: Initial Class               0.58%          0.10%         0.00%            0.68%

Fidelity VIP High Income Portfolio: Initial Class          0.58%          0.13%         0.00%            0.71%

Fidelity VIP Overseas Portfolio: Initial Class             0.73%          0.19%         0.00%            0.92%

Fidelity VIP Overseas Portfolio: Initial Class R           0.73%          0.19%         0.00%            0.92%

Fidelity VIP II Asset Manager Portfolio: Initial           0.53%          0.11%         0.00%            0.64%
Class

Fidelity VIP II Contrafund(R)Portfolio: Initial Class      0.58%          0.10%         0.00%            0.68%

Fidelity VIP III Growth Opportunities Portfolio:           0.58%          0.11%         0.00%            0.69%
Initial Class

Fidelity VIP III Value Strategies Portfolio: Service       0.58%          0.26%         0.10%            0.94%
Class

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I              0.50%          0.26%         0.00%            0.76%

GVIT Gartmore GVIT Emerging Markets Fund: Class I          1.15%          0.21%         0.00%            1.36%

GVIT Gartmore GVIT Emerging Markets Fund:                  1.15%          0.21%         0.00%            1.36%
Class III

GVIT Gartmore GVIT Global Financial Services Fund:         1.00%          0.26%         0.00%            1.26%
Class III

GVIT Gartmore GVIT Global Health Sciences Fund:            1.00%          0.32%         0.00%            1.32%
Class III


-------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT       OTHER          12B-1       TOTAL MUTUAL
                                                           FEES         EXPENSES        FEES       FUND EXPENSES
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and                   0.98%          0.26%         0.00%            1.24%
Communications Fund: Class I

GVIT Gartmore GVIT Global Technology and                   0.98%          0.26%         0.00%            1.24%
Communications Fund: Class III

GVIT Gartmore GVIT Global Utilities Fund: Class III        0.80%          0.28%         0.00%            1.08%

GVIT Gartmore GVIT Government Bond Fund: Class I           0.50%          0.25%         0.00%            0.75%

GVIT Gartmore GVIT Growth Fund: Class I                    0.59%          0.25%         0.00%            0.84%

GVIT Gartmore GVIT International Growth Fund:              1.00%          0.33%         0.00%            1.33%
Class I

GVIT Gartmore GVIT International Growth Fund:              1.00%          0.33%         0.00%            1.33%
Class III

GVIT Gartmore GVIT Investor Destinations                   0.00%          0.36%         0.25%            0.61%
Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderately        0.00%          0.36%         0.25%            0.61%
Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderate          0.13%          0.20%         0.25%            0.58%
Fund

GVIT Gartmore GVIT Investor Destinations Moderately        0.10%          0.26%         0.25%            0.61%
Aggressive Fund

GVIT Gartmore GVIT Investor Destinations Aggressive        0.07%          0.29%         0.25%            0.61%
Fund

GVIT Gartmore GVIT Money Market Fund: Class I              0.38%          0.25%         0.00%            0.63%

GVIT Gartmore GVIT Nationwide Leaders Fund:                0.84%          0.41%         0.00%            1.25%
Class III

GVIT Gartmore GVIT Total Return Fund: Class I              0.59%          0.25%         0.00%            0.84%

GVIT Gartmore GVIT U.S. Growth Leaders Fund:               0.90%          0.22%         0.00%            1.12%
Class III

GVIT GVIT Small Cap Growth Fund: Class I                   1.10%          0.28%         0.00%            1.38%

GVIT GVIT Small Cap Value Fund: Class I                    0.86%          0.22%         0.00%            1.08%

GVIT GVIT Small Company Fund: Class I                      0.93%          0.26%         0.00%            1.19%

GVIT MAS GVIT Multi Sector Bond Fund: Class I              0.75%          0.27%         0.00%            1.02%

GVIT Strong GVIT Mid Cap Growth Fund: Class I              0.90%          0.27%         0.00%            1.17%

GVIT Turner GVIT Growth Focus Fund: Class I                0.85%          0.43%         0.00%            1.28%

GVIT Turner GVIT Growth Focus Fund: Class III              0.85%          0.43%         0.00%            1.28%

Janus Aspen Series - Capital Appreciation Portfolio:       0.65%          0.01%         0.25%            0.91%
Service Shares

Janus Aspen Series - Global Technology Portfolio:          0.65%          0.05%         0.25%            0.95%
Service Shares

Janus Aspen Series - Global Technology Portfolio:          0.65%          0.05%         0.25%            0.95%
Service II Shares

Janus Aspen Series - International Growth Portfolio:       0.65%          0.06%         0.25%            0.96%
Service Shares

Janus Aspen Series - International Growth Portfolio:       0.65%          0.06%         0.25%            0.96%
Service II Shares

Neuberger Berman AMT- Growth Portfolio                     0.84%          0.05%         0.00%            0.89%

Neuberger Berman AMT- Guardian Portfolio                   0.85%          0.14%         0.00%            0.99%

Neuberger Berman AMT- Limited Maturity Bond Portfolio      0.65%          0.08%         0.00%            0.73%

Neuberger Berman AMT- Partners Portfolio                   0.82%          0.05%         0.00%            0.87%

Oppenheimer Variable Account Funds - Oppenheimer           0.64%          0.04%         0.00%            0.68%
Aggressive Growth Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer           0.72%          0.05%         0.00%            0.77%
Bond Fund/VA: Initial Class


-------------------------------------------------------------------------------------------------------------------
                                                        MANAGEMENT       OTHER          12B-1       TOTAL MUTUAL
                                                           FEES         EXPENSES        FEES       FUND EXPENSES
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           0.64%          0.04%         0.00%            0.68%
Capital Appreciation Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer           0.64%          0.06%         0.00%            0.70%
Global Securities Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer           0.68%          0.05%         0.00%            0.73%
Main Street Growth & Income Fund/VA: Initial Class

Oppenheimer Variable Account Funds - Oppenheimer           0.72%          0.04%         0.00%            0.76%
Multiple Strategies Fund/VA: Initial Class

Strong Opportunity Fund II, Inc.,                          0.75%          0.35%         0.00%            1.10%

Strong Variable Insurance Funds, Inc. -                    1.00%          0.03%         0.00%            1.03%
International Stock Fund II

Strong Variable Insurance Funds, Inc. - Strong             1.00%          0.20%         0.00%            1.20%
Discovery Fund II, Inc.

The Universal Institutional Funds, Inc. - Emerging         0.80%          0.37%         0.00%            1.17%
Markets Debt Portfolio

The Universal Institutional Fund, Inc. - U.S. Real         0.75%          0.35%         0.00%            1.10%
Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Bond         1.00%          0.19%         0.00%            1.19%
Fund

Van Eck Worldwide Insurance Trust - Worldwide              1.00%          0.28%         0.00%            1.28%
Emerging Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard         1.00%          0.15%         0.00%            1.15%
Assets Fund


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets,
                       before reimbursements and waivers)

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.



--------------------------------------------------------------------------------------------------------------------
                                                            Management       Other          12b-1      Total Mutual
                                                               Fees         Expenses        Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture Capital             1.25%          0.36%         0.00%          1.61%
Portfolio

Federated Insurance Series - Federated Quality Bond           0.60%          0.40%         0.25%          1.25%
Fund II: Primary Shares

GVIT Gartmore GVIT Investor Destinations Conservative         0.13%          0.43%         0.25%          0.81%
Fund

GVIT Gartmore GVIT Investor Destinations Moderately           0.13%          0.42%         0.25%          0.80%
Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderately           0.13%          0.26%         0.25%          0.64%
Aggressive Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund      0.13%          0.29%         0.25%          0.67%

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III         0.90%          0.41%         0.00%          1.31%

Strong Opportunity Fund II, Inc.                              0.75%          0.65%         0.00%          1.40%

The Universal Institutional Funds, Inc. - U.S. Real           0.80%          0.35%         0.00%          1.15%
Estate Portfolio


---------------------------------------------------------------------------------------------------------------------
                                                            Management       Other          12b-1      Total Mutual
                                                               Fees         Expenses        Fees      Fund Expenses
---------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Bond Fund       1.00%           0.24%        0.00%           1.24%

Van Eck Worldwide Insurance Trust - Worldwide Emerging        1.00%           0.30%        0.00%           1.30%
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard            1.00%           0.18%        0.00%           1.18%
Assets Fund



                 UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES

Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. The following chart indicates which underlying mutual funds assess (or reserve the right to assess) a short-term trading fee and the amount of any such short-term trading fee.


  Short-Term Trading Fees, as a percentage of underlying mutual fund net assets determined to be engaged in short-term trading


------------------------------------------------------------------------------------------------------------------
                        Underlying Mutual Fund                                     Short-Term Trading Fee
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century                            1.00%
VP International Fund: Class III

Fidelity VIP Overseas Portfolio: Initial Class R                                         1.00%

GVIT Gartmore GVIT Emerging Markets Fund: Class III                                      1.00%

GVIT Gartmore GVIT Global Financial Services Fund: Class III                             1.00%

GVIT Gartmore GVIT Global Health Sciences Fund: Class III                                1.00%

GVIT Gartmore GVIT Global Technology and Communications Fund:                            1.00%
Class III

GVIT Gartmore GVIT Global Utilities Fund: Class III                                      1.00%

GVIT Gartmore GVIT International Growth Fund: Class III                                  1.00%

GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                                    1.00%

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III                                   1.00%

GVIT Turner GVIT Growth Focus Fund: Class III                                            1.00%

Janus Aspen Series - Global Technology Portfolio: Service II                             1.00%
Shares

Janus Aspen Series - International Growth Portfolio: Service II                          1.00%
Shares

EXAMPLE


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.


These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects variable account charges of 1.45% and expenses of the underlying mutual funds.

Deductions for premium taxes are not reflected but may apply.



---------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract   If you do not surrender your  If you annuitize your contract
                                 at the end of the applicable    contract at the end of the    at the end of the applicable
                                        time period                applicable time period               time period
---------------------------------------------------------------------------------------------------------------------------------
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.   1 Yr.  3 Yrs 5 Yrs.  10 Yrs.   1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable        25     76     130     277      25    76     130     277      *     76     130      277
Portfolios, Inc. - American
Century VP Balanced Fund:
Class I

American Century Variable        26     79     135     287      26    79     135     287      *     79     135      287
Portfolios, Inc. - American
Century VP Capital
Appreciation Fund: Class I

American Century Variable        23     70     119     256      23    70     119     256      *     70     119      256
Portfolios, Inc. - American
Century VP Income & Growth
Fund: Class I

American Century Variable        28     87     149     314      28    87     149     314      *     87     149      314
Portfolios, Inc. - American
Century VP International
Fund: Class I

American Century Variable        28     87     149     314      28    87     149     314      *     87     149      314
Portfolios, Inc. - American
Century VP International
Fund: Class III

American Century Variable        26     79     135     287      26    79     135     287      *     79     135      287
Portfolios, Inc. - American
Century VP Ultra Fund: Class I

American Century Variable        25     78     133     284      25    78     133     284      *     78     133      284
Portfolios, Inc. - American
Century VP Value Fund: Class I

Credit Suisse Trust - Global     30     92     156     328      30    92     156     328      *     92     156      328
Post-Venture Capital
Portfolio

Credit Suisse Trust -            29     88     151     318      29    88     151     318      *     88     151      318
International Focus Portfolio

Credit Suisse Trust - Small      27     83     141     300      27    83     141     300      *     83     141      300
Cap Growth Portfolio

Dreyfus Investment Portfolios    28     87     148     313      28    87     148     313      *     87     148      313
- European Equity Portfolio:
Initial Shares


---------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract   If you do not surrender your  If you annuitize your contract
                                 at the end of the applicable    contract at the end of the    at the end of the applicable
                                        time period                applicable time period               time period
---------------------------------------------------------------------------------------------------------------------------------
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.   1 Yr.  3 Yrs 5 Yrs.  10 Yrs.   1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    19     58     101     218      19    58     101     218      *     58     101      218
- Small Cap Stock Index
Portfolio: Service Shares

The Dreyfus Socially             23     72     123     264      23    72     123     264      *     72     123      264
Responsible Growth Fund,
Inc.: Initial Shares

Dreyfus Stock Index Fund,        18     56      96     208      18    56     96      208      *     56      96      208
Inc.: Initial Shares

Dreyfus Variable Investment      23     72     123     264      23    72     123     264      *     72     123      264
Fund- Appreciation Portfolio:
Initial Shares

Dreyfus Variable Investment      24     73     125     266      24    73     125     266      *     73     125      266
Fund- Growth & Income
Portfolio: Initial Shares

Federated Insurance Series -     23     70     119     256      23    70     119     256      *     70     119      256
Federated Quality Bond Fund
II: Primary Shares

Fidelity VIP Equity-Income       21     66     113     243      21    66     113     243      *     66     113      243
Portfolio: Initial Class

Fidelity VIP Growth              22     69     118     254      22    69     118     254      *     69     118      254
Portfolio: Initial Class

Fidelity VIP High Income         23     70     120     257      23    70     120     257      *     70     120      257
Portfolio: Initial Class

Fidelity VIP Overseas            25     77     131     279      25    77     131     279      *     77     131      279
Portfolio: Initial Class

Fidelity VIP Overseas            25     77     131     280      25    77     131     280      *     77     131      280
Portfolio: Initial Class R

Fidelity VIP II Asset Manager    22     68     118     249      22    68     116     249      *     68     116      249
Portfolio: Initial Class

Fidelity VIP II Contrafund(R)    22     69     118     254      22    69     118     254      *     69     118      254
Portfolio: Initial Class

Fidelity VIP III Growth          22     69     119     255      22    69     119     255      *     69     119      255
Opportunities Portfolio:
Initial Class

Fidelity VIP III Value           24     74     127     271      24    74     127     271      *     74     127      271
Strategies Portfolio: Service
Class

GVIT Dreyfus GVIT Mid Cap        23     71     122     262      23    71     122     262      *     71     122      262
Index Fund: Class I

GVIT Gartmore GVIT Emerging      30     90     154     324      30    90     154     324      *     90     154      324
Markets Fund: Class I

GVIT Gartmore GVIT Emerging      30     90     154     324      30    90     154     324      *     90     154      324
Markets Fund:
Class III

GVIT Gartmore GVIT Global        28     87     149     314      28    87     149     314      *     87     149      314
Financial Services Fund:
Class III

GVIT Gartmore GVIT Global        29     89     152     320      29    89     152     320      *     89     152      320
Health Sciences Fund: Class
III

GVIT Gartmore GVIT Global        28     87     148     312      28    87     148     312      *     87     148      312
Technology and Communications
Fund: Class I


---------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract   If you do not surrender your  If you annuitize your contract
                                 at the end of the applicable    contract at the end of the    at the end of the applicable
                                        time period                applicable time period               time period
---------------------------------------------------------------------------------------------------------------------------------
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.   1 Yr.  3 Yrs 5 Yrs.  10 Yrs.   1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global        28     87     148     312      28    87     148     312      *     87     148      312
Technology and Communications
Fund: Class III

GVIT Gartmore GVIT Global        27     82     139     295      27    82     139     295      *     82     139      295
Utilities Fund: Class III

GVIT Gartmore GVIT Government    23     71     122     261      23    71     122     261      *     71     122      261
Bond Fund: Class I

GVIT Gartmore GVIT Growth        24     74     127     271      24    74     127     271      *     74     127      271
Fund: Class I

GVIT Gartmore GVIT               29     89     152     321      29    89     152     321      *     89     152      321
International Growth Fund:
Class I

GVIT Gartmore GVIT               29     89     152     321      29    89     152     321      *     89     152      321
International Growth Fund:
Class III

GVIT Gartmore GVIT Investor      19     59     101     219      19    59     101     219      *     59     101      219
Destinations Conservative Fund

GVIT Gartmore GVIT Investor      19     59     101     219      19    59     101     219      *     59     101      219
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor      19     58      99     216      19    58     99      216      *     58      99      216
Destinations Moderate Fund

GVIT Gartmore GVIT Investor      19     59     101     219      19    59     101     219      *     59     101      219
Destinations Moderately
Aggressive Fund

GVIT Gartmore GVIT Investor      19     59     101     219      19    59     101     219      *     59     101      219
Destinations Aggressive Fund

GVIT Gartmore GVIT Money         22     67     116     248      22    67     116     248      *     67     116      248
Market Fund: Class I

GVIT Gartmore GVIT Nationwide    28     87     148     313      28    87     148     313      *     87     148      313
Leaders Fund:
Class III

GVIT Gartmore GVIT Total         24     74     127     271      24    74     127     271      *     74     127      271
Return Fund: Class I

GVIT Gartmore GVIT U.S.          27     83     141     300      27    83     141     300      *     83     141      300
Growth Leaders Fund:
Class III

GVIT GVIT Small Cap Growth       30     91     155     326      30    91     155     326      *     91     155      326
Fund: Class I

GVIT GVIT Small Cap Value        27     82     139     295      27    82     139     295      *     82     139      295
Fund: Class I

GVIT GVIT Small Company Fund:    28     85     145     307      28    85     145     307      *     85     145      307
Class I

GVIT MAS GVIT Multi Sector       26     80     136     289      26    80     136     289      *     80     136      289
Bond Fund: Class I

GVIT Strong GVIT Mid Cap         28     84     144     305      28    84     144     305      *     84     144      305
Growth Fund: Class I

GVIT Turner GVIT Growth Focus    29     88     150     316      29    88     150     316      *     88     150      316
Fund: Class I

GVIT Turner GVIT Growth Focus    29     88     150     316      29    88     150     316      *     88     150      316
Fund: Class III


---------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract   If you do not surrender your  If you annuitize your contract
                                 at the end of the applicable    contract at the end of the    at the end of the applicable
                                        time period                applicable time period               time period
---------------------------------------------------------------------------------------------------------------------------------
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.   1 Yr.  3 Yrs 5 Yrs.  10 Yrs.   1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital     22     68     117     251      22    68     117     251      *     68     117      251
Appreciation Portfolio:
Service Shares

Janus Aspen Series - Global      23     70     119     256      23    70     119     256      *     70     119      256
Technology Portfolio: Service
Shares

Janus Aspen Series - Global      23     70     119     256      23    70     119     256      *     70     119      256
Technology Portfolio: Service
II Shares

Janus Aspen Series -             23     70     120     257      23    70     120     257      *     70     120      257
International Growth
Portfolio: Service Shares

Janus Aspen Series -             23     70     120     257      23    70     120     257      *     70     120      257
International Growth
Portfolio: Service II Shares

Neuberger Berman AMT- Growth     25     76     129     276      25    76     129     276      *     76     129      276
Portfolio

Neuberger Berman AMT-            26     79     135     286      29    79     135     286      *     79     135      286
Guardian Portfolio

Neuberger Berman AMT- Limited    23     71     121     259      23    71     121     259      *     71     121      259
Maturity Bond Portfolio

Neuberger Berman AMT-            24     75     128     274      24    75     128     274      *     75     128      274
Partners Portfolio

Oppenheimer Variable Account     22     69     118     254      22    69     118     254      *     69     118      254
Funds - Oppenheimer
Aggressive Growth Fund/VA:
Initial Class

Oppenheimer Variable Account     23     72     123     263      23    72     123     263      *     72     123      263
Funds - Oppenheimer Bond
Fund/VA: Initial Class

Oppenheimer Variable Account     22     69     118     254      22    69     118     254      *     69     118      254
Funds - Oppenheimer Capital
Appreciation Fund/VA: Initial
Class

Oppenheimer Variable Account     23     70     119     256      23    70     119     256      *     70     119      256
Funds - Oppenheimer Global
Securities Fund/VA: Initial
Class

Oppenheimer Variable Account     23     71     121     259      23    71     121     259      *     71     121      259
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA: Initial Class

Oppenheimer Variable Account     23     71     122     262      23    71     122     262      *     71     122      262
Funds - Oppenheimer Multiple
Strategies Fund/VA: Initial
Class

Strong Opportunity Fund II,      27     82     140     298      27    82     140     298      *     82     140      298
Inc.,

Strong Variable Insurance        26     80     137     290      26    80     137     290      *     80     137      290
Funds, Inc. - International
Stock Fund II


---------------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract   If you do not surrender your  If you annuitize your contract
                                 at the end of the applicable    contract at the end of the    at the end of the applicable
                                        time period                applicable time period               time period
---------------------------------------------------------------------------------------------------------------------------------
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.   1 Yr.  3 Yrs 5 Yrs.  10 Yrs.   1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance        28     85     145     308      28    85     145     308      *     85     145      308
Funds, Inc. - Strong
Discovery Fund II, Inc.

The Universal Institutional      28     84     144     305      28    84     144     305      *     84     144      305
Funds, Inc. - Emerging
Markets Debt Portfolio

The Universal Institutional      27     82     140     298      27    82     140     298      *     82     140      298
Fund, Inc. - U.S. Real Estate
Portfolio

Van Eck Worldwide Insurance      28     85     145     307      28    85     145     307      *     85     145      307
Trust - Worldwide Bond Fund

Van Eck Worldwide Insurance      29     88     150     316      29    88     150     316      *     88     150      316
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance      27     84     143     303      27    84     143     303      *     84     143      303
Trust - Worldwide Hard Assets
Fund


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under authority of the terms of the plan.

The contracts can be categorized as:

     -    Individual Retirement Annuities ("IRAs");

     -    Non-Qualified Annuity Contracts;
     -    Qualified Plans;

     -    Roth IRAs;
     -    SEP IRAs; and
     -    Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.


   MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------------------------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------------------------------------------
IRA                      $15,000            $1,000
Non-Qualified            $15,000            $1,000
Qualified                $15,000            $1,000
Roth IRA                 $15,000            $1,000
SEP IRA                  $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity


CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into or withdrawal from the contract.

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annualized rate of 0.20% of the daily net assets of the variable account. This charge reimburses Nationwide for administrative expenses related to issuance and maintenance of the contracts.


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ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS


Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February, 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance products, annuities and retirement products.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.
TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

IRAS

IRAs are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;


- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);


- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.


IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement



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Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

NON-QUALIFIED ANNUITY CONTRACT

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not a IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Annuity Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;


- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);


-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from a IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from a IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SEP IRAS

A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

-    minimum participation rules;

-    top-heavy contribution rules;

-    nondiscriminatory allocation rules; and

-    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to


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


statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.


Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).


The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account was established as Financial Horizons VA Separate Account-2 by Nationwide on March 6, 1991 pursuant to Ohio law. By resolution of the Board of Directors, the variable account's name was changed to Nationwide VA Separate Account-B. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Qualified Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

VOTING RIGHTS

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

MATERIAL CONFLICTS

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to



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this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

SUBSTITUTION OF SECURITIES

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     (1) shares of a current underlying mutual fund are no longer available for investment; or

     (2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

STANDARD CHARGES AND DEDUCTIONS

The maximum commissions payable on the sale of a contract described in this prospectus is 1.00% of purchase payments.

MORTALITY AND EXPENSE RISK CHARGES

Nationwide deducts Mortality and Expense Risk Charges from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge of 0.80% compensates Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge of 0.45% compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charges are insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge equal to an annualized rate of 0.20% of the daily net assets of the variable account. This charge is designed to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.


SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners



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are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

     - scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

     -    contract loans or surrenders; or

     -    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.


CONTRACT OWNERSHIP

The contract owner has all rights under the contract including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;


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

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date the request was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------------------------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------------------------------------------
IRA                      $15,000            $1,000
Non-Qualified            $15,000            $1,000
Qualified                $15,000            $1,000
Roth IRA                 $15,000            $1,000
SEP IRA                  $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity


PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-   New Year's Day                      -   Independence Day
-   Martin Luther King, Jr. Day         -   Labor Day
-   Presidents' Day                     -   Thanksgiving
-   Good Friday                         -   Christmas
-   Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or


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


     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to underlying mutual funds allocated to the sub-accounts as instructed by the contract owner. Shares of the underlying mutual funds are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the value of amounts allocated to the sub-accounts of the variable account. Nationwide will deduct a proportionate amount of any contract charges from each sub-account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

          (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

          (c) is a factor representing the daily variable account. The factor is equal to an annual rate of 1.45% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

TRANSFERS


Prior to annuitization, contracts owners can transfer allocations among the sub-accounts 12 times per year without penalty or adjustment.


After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfer Requests

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Transfer Limitations

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.


RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect: o variable account charges; o underlying mutual fund charges; and o the investment performance of the underlying mutual funds.

SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

     (A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

          (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

          (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

     (B)  The surrender limitations described in Section A also apply to:

          (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

          (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

          (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

     (C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

When the contract is issued to fund a Qualified Plan, the surrender provisions may be modified to meet the terms of the plan and applicable tax provisions.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts or Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------------------------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------------------------------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)


*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, SEP IRAs, Roth IRAs, Tax Sheltered Annuities, and Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a

Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the Fidelity VIP High Income Portfolio: Initial Class, GVIT Gartmore GVIT Government Bond Fund: Class I, GVIT Gartmore GVIT Money Market Fund: Class I, Neuberger Berman AMT Limited Maturity Bond Portfolio, to any other underlying mutual fund.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be requested in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-    the age (or date) specified in your contract; or

-    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by:

     (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then


     (2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.


ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If a contract owner and annuitant are the same, and the contact owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary(ies) survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date Nationwide receives:

     (1)  proper proof of the annuitant's death;

     (2)  an election specifying the distribution method; and

     (3)  any state required form(s).

If the annuitant dies after the annuitization date, payment will be determined according to the selected annuity payment option.

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

FOR ALL CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 1998 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value as of the most recent five-year contract anniversary, less an adjustment for amounts surrendered since the most recent five-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies on or after his or her 86th birthday but before the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1998 OR A DATE PRIOR TO THE DATE STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

     (1)  the contract value;

     (2)  the sum of all purchase payments, less any amounts surrendered; or

     (3) the highest contract value as of the most recent five-year contract anniversary, less any amounts surrendered since the most recent five-year contract anniversary.

If the annuitant dies on or after his or her 86th birthday but before the annuitization date, the dollar amount of the death benefit will be equal to the contract value.


REQUIRED DISTRIBUTIONS

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

     (b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or SEP IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities and SEP IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.


The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts: o Individual Retirement Annuities;

-    SEP IRAs;

-    Roth IRAs;

-    Tax Sheltered Annuities; and

-    "Non-Qualified Annuities."

Individual Retirement Annuities and SEP IRAs

Distributions from Individual Retirement Annuities and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includible in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includible in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans; or


- immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

- the distribution is made directly to another Tax Sheltered Annuity or an IRA; or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.


If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     (2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is not includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.


Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

     - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

     - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     -    the failure to diversify was accidental;
     -    the failure is corrected; and
     -    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.


In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     -    generally lowering federal income tax rates;

     - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     -    eliminating and/or reducing the highest federal estate tax rates;

     -    increasing the estate tax credit; and

     -    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.


On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide's parent company, Nationwide Life Insurance Company ("Nationwide Life"), was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide Life which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide Life was a fiduciary under ERISA and that Nationwide Life breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide Life; and that Nationwide Life violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide Life and other unspecified compensatory damages. On November 15, 2001, Nationwide Life filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide Life's motion to dismiss the amended complaint. On February 22, 2002, Nationwide Life filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide Life intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY


A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;
     -    real estate;
     -    stocks and bonds;
     -    closed-end funds;
     -    bank money market deposit accounts and passbook savings;
     -    CDs; and
     -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;
     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     -    Donoghue Money Fund Average;
     -    U.S. Treasury Note Index;
     -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.;
     -    CDA/Wiesenberger;
     -    Morningstar;
     -    Donoghue's;
     -    magazines such as:
          -    Money;
          -    Forbes;
          -    Kiplinger's Personal Finance Magazine;
          -    Financial World;
          -    Consumer Reports;
          -    Business Week;
          -    Time;
          -    Newsweek;
          -    National Underwriter; and
          -    U.S. News and World Report;
     -    LIMRA;
     -    Value;
     -    Best's Agent Guide;
     -    Western Annuity Guide;

     -    Comparative Annuity Reports;
     -    Wall Street Journal;
     -    Barron's;
     -    Investor's Daily;
     -    Standard & Poor's Outlook; and
     -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts


Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the variable account charges of 1.45%. Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, variable account charges of 1.45%. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN



-------------------------------------------------------------------------------------------------------------------
                                                                      10 Years or Date Fund
                                          1 Year to      5 Years to   Available in Variable   Date Fund Added to
          Sub-Account Options             12/31/2001     12/31/2001   Account to 12/31/2001    Variable Account
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,        -4.95%         5.19%             5.86%                02-01-96
Inc.- American Century VP Balanced
Fund Class I

American Century Variable Portfolios,       -29.12%         2.57%             1.05%                02-01-96
Inc.- American Century VP Capital
Appreciation Fund Class I

American Century Variable Portfolios,        -9.69%           N/A             0.02%                05-01-98
Inc. - American Century VP Income &
Growth Fund Class I

American Century Variable Portfolios,       -30.21%         4.82%             5.99%                02-01-96
Inc.- American Century VP
International Fund Class I

American Century Variable Portfolios,        11.18%        10.18%            10.44%                12-23-96
Inc.- American Century VP Value Fund
Class I

Credit Suisse Trust - Global                -29.68%         1.20%             1.52%                12-23-96
Post-Venture Capital Portfolio

Credit Suisse Trust - International         -23.41%        -3.29%            -2.06%                02-01-96
Focus Portfolio

Credit Suisse Trust - Small Cap Growth      -17.24%         3.96%             5.39%                02-01-96
Portfolio

Dreyfus Investment Portfolio -              -29.18%           N/A           -22.34%                05-01-00
European Equity Portfolio: Initial
Shares

The Dreyfus Socially Responsible            -23.71%         6.72%             8.02%                02-01-96
Growth Fund, Inc.: Initial Shares

Dreyfus Stock Index Fund, Inc.:             -13.46%         8.77%            10.17%                02-01-96
Initial Shares

Dreyfus Variable Investment Fund-           -10.63%           N/A             5.24%                07-14-97
Appreciation Portfolio: Initial Shares

Dreyfus Variable Investment Fund -           -7.22%         5.05%             5.00%                12-23-96
Growth & Income Portfolio: Initial
Shares

Fidelity VIP Equity-Income Portfolio:        -6.34%         7.81%             8.23%                02-01-96
Initial Class

Fidelity VIP Growth Portfolio: Initial      -18.85%        10.04%            10.28%                02-01-96
Class

Fidelity VIP High Income Portfolio:         -13.02%        -4.98%            -2.72%                02-01-96
Initial Class

Fidelity VIP Overseas Portfolio:            -22.32%         1.24%             2.55%                02-01-96
Initial Class

Fidelity VIP II Asset Manager                -5.49%         5.72%             6.57%                02-01-96
Portfolio: Initial Class

Fidelity VIP II Contrafund(R)Portfolio:     -13.52%         8.84%            10.50%                02-01-96
Initial Class

Fidelity VIP III Growth Opportunities       -15.67%           N/A            -1.14%                07-14-97
Portfolio: Initial Class

GVIT Dreyfus GVIT Mid Cap Index Fund:        -2.75%           N/A             0.78%                05-01-00
Class I

GVIT Gartmore GVIT Emerging Markets          -6.57%           N/A           -15.47%                10-02-00
Fund: Class I

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN



-------------------------------------------------------------------------------------------------------------------
                                                                      10 Years or Date Fund
                                          1 Year to      5 Years to   Available in Variable   Date Fund Added to
          Sub-Account Options             12/31/2001     12/31/2001   Account to 12/31/2001    Variable Account
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology        -43.56%           N/A           -58.09%                10-02-00
and Communications Fund: Class I

GVIT Gartmore GVIT Government Bond Fund       5.69%          5.53             4.92%                02-01-96

GVIT Gartmore GVIT Growth Fund: Class I     -29.18%        -2.20%             1.06%                02-01-96

GVIT Gartmore GVIT International            -29.69%           N/A           -29.41%                10-02-00
Growth Fund: Class I

GVIT Gartmore GVIT Money Market Fund:         2.09%          3.48             3.49%                01-31-96
Class I

GVIT Gartmore GVIT Total Return Fund:       -13.11%          5.57             7.41%                02-01-96
Class I

GVIT GVIT Small Cap Growth Fund: Class      -12.14%           N/A           -18.81%                05-01-00
I

GVIT GVIT Small Cap Value Fund: Class I      26.41%           N/A            11.42%                05-01-98

GVIT GVIT Small Company Fund: Class I        -8.07%        10.02%            12.04%                02-01-96

GVIT MAS GVIT Multi Sector Bond Fund:         2.67%           N/A             3.96%                05-01-00
Class I

GVIT Strong GVIT Mid Cap Growth Fund:       -31.33%           N/A           -29.80%                05-01-00
Class I

GVIT Turner GVIT Growth Focus Fund:         -39.92%           N/A           -54.03%                10-02-00
Class I

Janus Aspen Series - Capital                -22.97%           N/A           -26.01%                05-01-00
Appreciation Portfolio: Service Shares

Janus Aspen Series - Global Technology      -38.23%           N/A           -41.02%                05-01-00
Portfolio: Service Shares

Janus Aspen Series -International           -24.55%           N/A           -26.82%                05-01-00
Growth Portfolio: Service Shares

Neuberger Berman AMT - Growth Portfolio     -31.38%         5.09%             5.10%                02-01-96

Neuberger Berman AMT - Guardian              -2.94%           N/A             0.44%                05-01-98
Portfolio

Neuberger Berman AMT - Limited                7.20%         4.07%             3.80%                02-01-96
Maturity Bond Portfolio

Neuberger Berman AMT - Partners              -4.25%         5.96%             8.68%                02-01-96
Portfolio

Oppenheimer Variable Account Funds -        -32.27%           N/A           -32.07%                05-01-00
Oppenheimer Aggressive Growth Fund/VA:
Initial Class

Oppenheimer Variable Account Funds -          6.22%         4.08%             3.94%                02-01-96
Oppenheimer Bond Fund/VA: Initial Class

Oppenheimer Variable Account Funds          -13.85%           N/A             9.60%                07-14-97
-Oppenheimer Capital Appreciation
Fund/VA: Initial Class

Oppenheimer Variable Account Funds -        -13.32%        13.73%            13.69%                02-01-96
Oppenheimer Global Securities Fund/VA:
Initial Class

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN



-------------------------------------------------------------------------------------------------------------------
                                                                      10 Years or Date Fund
                                          1 Year to      5 Years to   Available in Variable   Date Fund Added to
          Sub-Account Options             12/31/2001     12/31/2001   Account to 12/31/2001    Variable Account
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -        -11.47%           N/A           -12.93%                05-01-00
Oppenheimer Main Street Growth &
Income Fund/VA: Initial Class

Oppenheimer Variable Account Funds -          0.73%         7.17%             7.96%                02-01-96
Oppenheimer Multiple Strategies
Fund/VA: Initial Class

Strong Opportunity Fund II, Inc.             -5.11%        12.89%            13.14%                02-01-96

Strong Variable Insurance Funds, Inc.-      -23.28%        -7.57%            -5.72%                02-01-96
International Stock II

Strong Variable Insurance Funds, Inc.-        2.56%         4.87%             3.93%                02-01-96
Strong Discovery Fund II, Inc.

The Universal Institutional Funds,            8.49%           N/A             1.12%                07-14-97
Inc.- Emerging Markets Debt Portfolio

The Universal Institutional Funds,            8.24%           N/A             9.64%                09-21-00
Inc.-U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust-           -6.48%        -0.89%            -0.44%                02-01-96
Worldwide Bond Fund

Van Eck Worldwide Insurance Trust-           -3.24%        -9.15%            -8.98%                12-23-96
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust-          -11.75%        -5.30%            -4.29%                02-01-96
Worldwide Hard Assets Fund

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN



-------------------------------------------------------------------------------------------------------------------
                                          1 Year to      5 Years to         10 Years to
          Sub-Account Options             12/31/2001     12/31/2001    12/30/2001or Life of    Date Fund Effective
                                                                               Fund
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,        -4.95%         5.19%              5.18%                05-01-91
Inc.- American Century VP Balanced
Fund: Class I

American Century Variable Portfolios,       -29.12%         2.57%              3.60%                11-20-87
Inc.- American Century VP Capital
Appreciation Fund: Class I

American Century Variable Portfolios,        -9.69%           N/A              5.38%                10-30-97
Inc. - American Century VP Income &
Growth Fund: Class I

American Century Variable Portfolios,       -30.21%         4.82%              5.29%                05-01-94
Inc.- American Century VP
International Fund: Class I

American Century Variable Portfolios,        11.18%        10.18%             10.99%                05-01-96
Inc.- American Century VP Value Fund:
Class I

Credit Suisse Trust - Global                -29.68%        -3.26%              1.20%                09-30-96
Post-Venture Capital Portfolio

Credit Suisse Trust - International         -23.41%        -3.29%             -0.36%                06-30-95
Focus Portfolio

Credit Suisse Trust - Small Cap Growth      -17.24%         3.63%              3.96%                06-30-95
Portfolio

Dreyfus Investment Portfolio -              -29.18%           N/A             -4.84%                04-22-99
European Equity Portfolio - Initial
Shares

The Dreyfus Socially Responsible            -23.71%         6.72%             10.91%                10-06-93
Growth Fund, Inc.: Initial Shares

Dreyfus Stock Index Fund, Inc.:             -13.46%         8.77%             10.86%                09-29-89
Initial Shares

Dreyfus Variable Investment Fund-           -10.63%         9.26%             12.13%                04-05-93
Appreciation Portfolio: Initial Shares

Dreyfus Variable Investment Fund -           -7.22%         5.05%             11.96%                05-02-94
Growth & Income Portfolio: Initial
Shares

Fidelity VIP Equity-Income Portfolio:        -6.34%         7.81%             11.96%                10-09-86
Initial Class

Fidelity VIP Growth Portfolio: Initial      -18.85%        10.04%             12.12%                10-09-86
Class

Fidelity VIP High Income Portfolio:         -13.02%        -4.98%              3.75%                09-19-85
Initial Class

Fidelity VIP Overseas Portfolio:            -22.32%         1.24%              4.34%                01-28-87
Initial Class

Fidelity VIP II Asset Manager                -5.49%         5.72%              7.67%                09-01-89
Portfolio: Initial Class

Fidelity VIP II Contrafund(R)Portfolio:     -13.52%         8.84%             14.09%                01-03-95
Initial Class

Fidelity VIP III Growth Opportunities       -15.67%         2.18%              7.85%                01-03-95
Portfolio: Initial Class

GVIT Dreyfus GVIT Mid Cap Index Fund:        -2.75%           N/A              8.93%                10-31-97
Class I

GVIT Gartmore GVIT Emerging Markets          -6.57%           N/A            -23.52%                08-30-00
Fund: Class I

GVIT Gartmore GVIT Global Technology        -43.56%           N/A            -43.81%                06-30-00
and Communications Fund: Class I

GVIT Gartmore GVIT Government Bond Fund       5.69%         5.53%              5.50%                11-08-82

GVIT Gartmore GVIT Growth Fund: Class I     -29.18%        -2.20%              4.72%                04-15-92

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN



-------------------------------------------------------------------------------------------------------------------
                                          1 Year to      5 Years to         10 Years to
          Sub-Account Options             12/31/2001     12/31/2001    12/30/2001 or Life of    Date Fund Effective
                                                                               Fund
-------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International            -29.69%           N/A            -31.45%                08-30-00
Growth Fund: Class I

GVIT Gartmore GVIT Money Market Fund:         2.09%         3.48%              3.07%                11-10-81
Class I

GVIT Gartmore GVIT Total Return Fund:       -13.11%         5.57%              8.80%                11-08-82
Class I

GVIT GVIT Small Cap Growth Fund: Class      -12.14%           N/A             15.67%                05-03-99
I

GVIT GVIT Small Cap Value Fund: Class I      26.41%           N/A             12.55%                10-31-97

GVIT GVIT Small Company Fund: Class I        -8.07%        10.02%             13.80%                10-23-95

GVIT MAS GVIT Multi Sector Bond Fund:         2.67%           N/A              2.10%                10-31-97
Class I

GVIT Strong GVIT Mid Cap Growth Fund:       -31.33%           N/A              4.49%                10-31-97
Class I

GVIT Turner GVIT Growth Focus Fund:         -39.92%           N/A            -49.69%                06-30-00
Class I

Janus Aspen Series - Capital                -22.97%           N/A             15.63%                05-01-97
Appreciation Portfolio: Service Shares

Janus Aspen Series - Global Technology      -38.23%           N/A            -37.35%                01-18-00
Portfolio: Service Shares

Janus Aspen Series - International          -24.55%         8.42%             11.62%                05-02-94
Growth Portfolio: Service Shares

Neuberger Berman AMT - Growth Portfolio     -31.38%         5.09%              6.65%                09-10-84

Neuberger Berman AMT - Guardian              -2.94%           N/A             10.10%                11-03-97
Portfolio

Neuberger Berman AMT-Limited Maturity         7.20%         4.07%              3.93%                09-10-84
Bond Portfolio

Neuberger Berman AMT-Partners Portfolio      -4.25%         5.96%             10.77%                03-22-94

Oppenheimer Variable Account Funds -        -32.27%         5.50%             10.15%                08-15-86
Oppenheimer Aggressive Growth Fund/VA:
Initial Class

Oppenheimer Variable Account Funds -          6.22%         4.08%              5.09%                04-03-85
Oppenheimer Bond Fund/VA: Initial Class

Oppenheimer Variable Account Funds -        -13.85%        12.53%             13.55%                04-03-85
Oppenheimer Capital Appreciation
Fund/VA: Initial Class

Oppenheimer Variable Account Funds -        -13.32%        13.73%             12.26%                11-12-90
Oppenheimer Global Securities Fund/VA:
Initial Class

Oppenheimer Variable Account Funds -        -11.47%         5.17%             12.03%                07-05-95
Oppenheimer Main Street Growth &
Income Fund/VA: Initial Class

Oppenheimer Variable Account Funds -          0.73%         7.17%              8.60%                02-09-87
Oppenheimer Multiple Strategies
Fund/VA: Initial Class

Strong Opportunity Fund II, Inc.             -5.11%        12.89%             14.95%                05-08-92

Strong Variable Insurance Funds, Inc.-      -23.28%        -7.57%             -4.51%                10-20-95
International Stock II

Strong Variable Insurance Funds, Inc.-        2.56%         4.87%              7.62%                05-08-92
Strong Discovery Fund II, Inc.


-------------------------------------------------------------------------------------------------------------------
                                          1 Year to      5 Years to         10 Years to
          Sub-Account Options             12/31/2001     12/31/2001    12/30/2001or Life of    Date Fund Effective
                                                                               Fund
-------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,            8.49%       N/A                  1.54%                06-16-97
Inc.- Emerging Markets Debt Portfolio

The Universal Institutional Funds,            8.24%       N/A                  6.75%                03-03-97
Inc. - U.S. Real Estate Portfolio

Van Eck Worldwide Insurance Trust-           -6.48%      -0.89%                0.74%                09-01-89
Worldwide Bond Fund

Van Eck Worldwide Insurance Trust-           -3.24%      -9.15%               -4.34%                12-21-95
Worldwide Emerging Markets Fund

Van Eck Worldwide Insurance Trust-          -11.75%      -5.30%                3.40%                09-01-89
Worldwide Hard Assets Fund

The GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund and GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund were added to the variable account on January 25, 2002. Therefore, no sub-account performance is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP Overseas Portfolio:
Initial Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences
Fund: Fund III, GVIT Gartmore GVIT Global Technology and Communications Fund:
Class III, GVIT Gartmore GVIT Global Utilities Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Gartmore GVIT Nationwide Leaders
Fund: Class III, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology
Portfolio: Service II Shares and Janus Aspen Series - International Growth
Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no sub-account performance is available.



            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                          PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Calculation of Performance...................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


     AMERICAN CENTURY VP BALANCED FUND: CLASS I
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and the remainder in fixed income securities.

     AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I
     Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL FUND:
     CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

     AMERICAN CENTURY VP ULTRA FUND: CLASS I
     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP VALUE FUND: CLASS I
     Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.

CREDIT SUISSE TRUST
The Credit Suisse Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC.

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

     INTERNATIONAL FOCUS PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     SMALL CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)
     Investment Objective Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

   Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES
     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     GROWTH & INCOME PORTFOLIO: INITIAL SHARES
     Investment Objective: Long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.


FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
     Investment Objective: Current income by investing in investment grade fixed income securities.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.


     VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS
     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO: INITIAL CLASS
     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).


     VIP HIGH INCOME PORTFOLIO: INITIAL CLASS
     Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

     VIP OVERSEAS PORTFOLIO: INITIAL CLASS (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND INITIAL CLASS R
     Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.


     VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS
     Investment Objective: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Assets are allocated among stocks, bonds, and short-term money market instruments, maintaining a neutral mix over time of 50% of assets in stock, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

     VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS
     Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002)
     Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     GARTMORE GVIT EMERGING MARKETS FUND:
     CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III Subadviser: Gartmore Global Partners Investment
     Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
     Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I
     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

         GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
         Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
         Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
         Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS III
     Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I
     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GVIT SMALL CAP GROWTH FUND: CLASS I
     Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III (ONLY AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002)
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.


JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly.

Neuberger Berman Management Inc. is the investment adviser.

     AMT GROWTH PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT LIMITED MATURITY BOND PORTFOLIO
     Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The Portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.


     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER BOND FUND/VA: INITIAL CLASS
     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.


     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA: INITIAL CLASS
     Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.


STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     INTERNATIONAL STOCK FUND II (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Capital growth by investing primarily in the equity securities of issuers located outside the United States.

     STRONG DISCOVERY FUND II, INC. (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.


     U. S. REAL ESTATE PORTFOLIO
     Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.


     WORLDWIDE BOND FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002) Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2002)
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2002)
     Investment Description: Long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for an accumulation unit outstanding throughout the period.



---------------------------------------------------------------------------------------------------------------
                                                                     PERCENT CHANGE      NUMBER OF
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT        IN          ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF   ACCUMULATION UNIT UNITS AT END     YEAR
                                 OF PERIOD             PERIOD             VALUE         OF PERIOD
---------------------------------------------------------------------------------------------------------------
American Century Variable        14.731718            14.002938           -4.95%         194,967       2001
Portfolios, Inc.-                15.354284            14.731718           -4.05%         228,249       2000
American Century VP              14.156329            15.354284            8.46%         271,810       1999
Balanced Fund: Class I -         12.156329            14.156329           14.09%         281,337       1998
Q/NQ                             10.871600            12.407611           14.13%         126,240       1997
                                 10.000000            10.871600            8.72%          48,391       1996

American Century Variable        15.010437            10.639891          -29.12%         219,541       2001
Portfolios, Inc.-                13.968271            15.010437            7.46%         340,105       2000
American Century VP               8.614847            13.968271           62.14%         261,538       1999
Capital Appreciation              8.934300             8.614847           -3.58%         177,090       1998
Fund: Class I - Q/NQ              9.371161             8.934300           -4.66%         149,319       1997
                                 10.000000             9.371161           -6.29%         129,675       1996

American Century Variable        11.081251            10.007447           -9.69%         516,121       2001
Portfolios, Inc. -               12.578672            11.081251          -11.90%         408,827       2000
American Century VP              10.814821            12.578672           16.31%         257,679       1999
Income & Growth Fund:            10.000000            10.814821            8.15%         229,149       1998
Class I - Q/NQ

American Century Variable        20.206944            14.102730          -30.21%         694,788       2001
Portfolios, Inc.-                24.650510            20.206944          -18.03%         927,817       2000
American Century VP              15.247438            24.650510           61.67%         978,102       1999
International Fund: Class        13.027680            15.247438           17.04%         895,311       1998
I - Q/NQ                         11.142834            13.027680           16.92%         378,392       1997
                                 10.000000            11.142834           11.43%         104,440       1996

American Century Variable        14.810356            16.465719           11.18%         616,781       2001
Portfolio, Inc. Inc.-            12.719374            14.810356           16.44%         211,784       2000
American Century VP Value        13.017145            12.719374           -2.29%         167,334       1999
Fund: Class I - Q/NQ             12.602262            13.017145            3.29%         251,410       1998
                                 10.142228            12.602262           24.26%         134,276       1997
                                 10.000000            10.142228            1.42%               0       1996

Credit Suisse Trust-             15.338808            10.786491          -29.68%          42,255       2001
Global Post-Venture              19.199834            15.338808          -20.11%          72,170       2000
Capital Portfolio - Q/NQ         11.915674            19.199834           61.13%          78,372       1999
                                 11.351955            11.915674            4.97%          74,424       1998
                                 10.163437            11.351955           11.69%          45,377       1997
                                 10.000000            10.163437            1.63%             726       1996

Credit Suisse                    11.541697             8.839792          -23.41%         204,408       2001
Trust-International Focus        15.803207            11.541697          -26.97%         284,709       2000
Portfolio - Q/NQ                 10.451107            15.803207           51.21%         343,412       1999
                                 10.066530            10.451107            3.82%         632,494       1998
                                 10.450529            10.066530           -3.67%         726,122       1997
                                 10.000000            10.450529            4.51%         391,611       1996

Credit Suisse Trust-             16.480247            13.639726          -17.24%         284,015       2001
Small Cap Growth                 20.420490            16.480247          -19.30%         374,546       2000
Portfolio - Q/NQ                 12.254943            20.420490           66.63%         733,658       1999
                                 12.800371            12.254943           -4.26%         895,467       1998
                                 11.231071            12.800371           13.97%         678,608       1997
                                 10.000000            11.231071           12.31%         419,079       1996


---------------------------------------------------------------------------------------------------------------
                                                                     PERCENT CHANGE      NUMBER OF
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT        IN          ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF   ACCUMULATION UNIT UNITS AT END   YEAR
                                 OF PERIOD             PERIOD             VALUE         OF PERIOD
---------------------------------------------------------------------------------------------------------------
Dreyfus Investment                 9.263524           6.560563          -29.18%          5,014        2001
Portfolios - European             10.000000           9.263524           -7.36%         23,190        2000
Equity Portfolio: Initial
Shares - Q/NQ

The Dreyfus Socially              20.685971           15.782223         -23.71%         165,168       2001
Responsible Growth Fund,          23.591580           20.685971         -12.32%         257,488       2000
Inc.: Initial Shares -            18.402864           23.591580          28.20%         319,941       1999
Q/NQ                              14.432845           18.402864          27.51%         296,186       1998
                                  11.402663           14.432845          26.57%         232,382       1997
                                  10.000000           11.402663          14.03%          39,597       1996

Dreyfus Stock Index Fund,         20.488199           17.730015         -13.46%       1,679,513       2001
Inc.: Initial Shares -            22.914747           20.488199         -10.59%       2,426,165       2000
Q/NQ                              19.279341           22.914747          18.86%       2,657,830       1999
                                  15.258148           19.279341          26.35%       2,805,845       1998
                                  11.644617           15.258148          31.03%       1,059,915       1997
                                  10.000000           11.644617          16.45%         253,645       1996

Dreyfus Variable                  14.057304           12.562700         -10.63%         227,007       2001
Investment Fund-                  14.356471           14.057304          -2.08%         236,364       2000
Appreciation Portfolio:           13.070279           14.356471           9.84%         360,852       1999
Initial Shares - Q/NQ             10.184856           13.070279          28.33%         373,359       1998
                                  10.000000           10.184856           1.85%          37,122       1997

Dreyfus Variable                  13.767307           12.773299          -7.22%         194,920       2001
Investment Fund Growth &          14.517630           13.767307          -5.17%         216,765       2000
Income Portfolio: Initial         12.603139           14.517630          15.19%         267,211       1999
Shares - Q/NQ                     11.437343           12.603139          10.19%         274,064       1998
                                  11.437343           12.603139          10.19%         274,064       1998
                                   9.986593           11.437343          14.53%         108,048       1997
                                  10.000000            9.986593          -0.13%               0       1996

Fidelity VIP Equity-              17.042623           15.961729          -6.34%       1,237,868       2001
Income Portfolio: Initial         15.949005           17.042623           6.86%        1,419163       2000
Class - Q/NQ                      15.220240           15.949005           4.79%       2,098,385       1999
                                  13.835418           15.220240          10.01%       3,221,133       1998
                                  10.958584           13.835418          26.25%       2,129,185       1997
                                  10.000000           10.958584           9.59%       1,003,002       1996

Fidelity VIP Growth               21.981588           17.837538         -18.85%       1,214,827       2001
Portfolio: Initial Class          25.054513           21.981588         -12.26%       1,849,240       2000
- Q/NQ                            18.497774           25.054513          35.45%       1,803,875       1999
                                  13.455923           18.497774          37.47%       1,677,985       1998
                                  11.057399           13.455923          21.69%       1,822,979       1997
                                  10.000000           11.057399          10.57%       1,141,533       1996

Fidelity VIP High Income           9.767880            8.496135         -13.02%       1,214,161       2001
Portfolio: Initial Class          12.783993            9.767880         -23.59%       1,263,020       2000
- Q/NQ                            11.993921           12.783993           6.59%       2,271,367       1999
                                  12.721046           11.993921          -5.72%       2,664,520       1998
                                  10.970108           12.721046          15.96%       1,589,125       1997
                                  10.000000           10.970108           9.70%         537,857       1996

Fidelity VIP Overseas             14.942870           11.607874         -22.32%         228,754       2001
Portfolio: Initial Class          18.743279           14.942870         -20.28%         392,157       2000
- Q/NQ                            13.334585           18.743279          40.56%         434,605       1999
                                  12.000570           13.334585          11.12%         426,410       1998
                                  10.915770           12.000570           9.94%         301,582       1997
                                  10.000000           10.915770           9.16%         131,926       1996

22


---------------------------------------------------------------------------------------------------------------
                                                                     PERCENT CHANGE      NUMBER OF
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT        IN          ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF  ACCUMULATION UNIT  UNITS AT END    YEAR
                                 OF PERIOD             PERIOD             VALUE         OF PERIOD
---------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset            15.413978            14.567924            5.49%         499,834       2001
Manager Portfolio:               16.279126            15.413978           -5.31%         600,937       2000
Initial Class  - Q/NQ            14.869310            16.279126            9.48%         740,236       1999
                                 13.114181            14.869310           13.38%         647,151       1998
                                 11.029343            13.114181           18.90%         369,586       1997
                                 10.000000            11.029343           10.29%         101,965       1996

Fidelity VIP II                  20.868027            18.045652          -13.52%         981,897       2001
Contrafund(R) Portfolio:         22.675266            20.868027           -7.97%       1,215,343       2000
Initial Class - Q/NQ             18.517428            22.675266           22.45%       1,507,921       1999
                                 14.455907            18.517428           28.10%       2,058,934       1998
                                 11.815914            14.455907           22.34%       1,487,639       1997
                                 10.000000            11.815914           18.16%         656,230       1996

Fidelity VIP III Growth          11.286484             9.502696          -15.67%         650,185       2001
Opportunities Portfolio:         13.786395            11.286484          -18.26%       1,497,995       2000
Initial Class - Q/NQ             13.416112            13.786395            2.76%       1,490,098       1999
                                 10.924397            13.416112           22.81%       1,603,375       1998
                                 10.000000            10.924397            9.24%         270,758       1997

GVIT Dreyfus GVIT Mid Cap        10.416005            10.130068           -2.75%         153,386       2001
Index Fund: Class I - Q/NQ       10.000000            10.416005            4.16%          59,684       2000

GVIT Gartmore GVIT                8.681644             8.111518           -6.57%          10,558       2001
Emerging Markets Fund:           10.000000             8.681644          -13.18%               0       2000
Class I - Q/NQ

GVIT Gartmore GVIT Global         5.996363             3.384294          -43.56%           5,944       2001
Technology and                   10.000000             5.996363          -40.04%           2,117       2000
Communications Fund:
Class I - Q /NQ

GVIT Gartmore GVIT               12.566516            13.281734            5.69%       1,059,220       2001
Government Bond Fund:            11.329778            12.566516           10.92%       1,082,158       2000
Class I - Q/NQ                   11.772852            11.329778           -3.76%       1,373,951       1999
                                 10.968839            11.772852            7.33%       1,280,403       1998
                                 10.149155            10.968893            8.08%         357,387       1997
                                 10.000000            10.149155            1.49%         128,723       1996

GVIT Gartmore GVIT Growth        15.031680            10.644722          -29.18%         390,500       2001
Fund: Class I - Q/NQ             20.760238            15.031680          -27.59%         826,422       2000
                                 20.201552            20.760238            2.77%         700,550       1999
                                 15.772381            20.201552           28.08%       1,466,628       1998
                                 11.889746            15.772381           32.66%         291,079       1997
                                 10.000000            11.889746           19.00%         161,327       1996

GVIT Gartmore GVIT                9.217263             6.480453          -29.69%               0       2001
International Growth             10.000000             9.217263           -7.83%               0       2000
Fund: Class I - Q/NQ

GVIT Gartmore GVIT -             11.999210            12.250347            2.09%       4,059,331       2001
Money Market Fund: Class         11.482780            11.999210            4.50%       4,008,314       2000
I* - Q/NQ                        11.112968            11.482780            3.33%       8,415,001       1999
                                 10.711730            11.112968            3.75%       4,602,553       1998
                                 10.326243            10.711730            3.73%       2,711,857       1997
                                 10.000000            10.326243            3.26%         912,103       1996

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of
 December 31, 2001 was -0.18%.


---------------------------------------------------------------------------------------------------------------
                                                                     PERCENT CHANGE       NUMBER OF
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT        IN           ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF   ACCUMULATION UNIT  UNITS AT END   YEAR
                                 OF PERIOD             PERIOD             VALUE           OF PERIOD
---------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total         17.564788            15.262678         -13.11%          390,166       2001
Return Fund: Class I -           18.207860            17.564788          -3.53%          490,996       2000
Q/NQ                             17.276235            18.207860           5.39%          775,899       1999
                                 14.846819            17.276235          16.36%          763,732       1998
                                 11.639579            14.846819          27.55%          386,418       1997
                                 10.000000            11.639579          16.40%           89,818       1996

GVIT GVIT - Small Cap             8.040986             7.064763         -12.14%           88,528       2001
Growth Fund: Class I -           10.000000             8.040986         -19.59%           29,652       2000
Q/NQ

GVIT GVIT Small Cap Value        11.764073            14.870525          26.41%          610,426       2001
Fund: Class I - Q/NQ             10.734023            11.764073           9.60%          482,284       2000
                                  8.520115            10.734023          25.98%          141,985       1999
                                 10.000000             8.520115         -14.80%           58,283       1998

GVIT GVIT Small Company          21.311278            19.592300          -8.07%          496,848       2001
Fund: Class I - Q/NQ             19.856438            21.311278           7.33%          528,210       2000
                                 13.989917            19.856438          41.93%          581,775       1999
                                 14.053920            13.989917          -0.46%          626,515       1998
                                 12.152247            14.053920          15.65%          424,486       1997
                                 10.000000            12.152247          21.52%          119,339       1996

GVIT MAS GVIT Multi              10.392004            10.669457           2.67%           23,300       2001
Sector Bond Fund: Class I        10.000000            10.392004           3.92%           31,179       2000
- Q/NQ

GVIT Strong GVIT Mid Cap          8.072647             5.543700         -31.33%           80,083       2001
Growth Fund: Class I -           10.000000             8.072647         -19.27%          119,516       2000
Q/NQ

GVIT Turner GVIT Growth           6.321864             3.798019         -39.92%           47,553       2001
Focus Fund: Class I - Q/NQ       10.000000             6.321864         -36.78%            7,147       2000

Janus Aspen Series -              7.857070             6.052211         -22.97%          233,415       2001
Capital Appreciation             10.000000             7.857070         -21.43%          214,884       2000
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              6.713510             4.146734         -38.23%          142,740       2001
Global Technology                10.000000             6.713510         -32.46%          111,412       2000
Portfolio: Service Shares
- Q/NQ

Janus Aspen Series -              7.875304             5.942089         -24.55%          175,540       2001
International Growth             10.000000             7.875304         -21.25%          187,314       2000
Portfolio: Service Shares
- Q/NQ

Neuberger Berman AMT-            19.557437            13.420543         -31.38%          195,163       2001
Growth Portfolio - Q/NQ          22.462268            19.557437         -12.93%          438,639       2000
                                 15.154915            22.462268          48.22%          305,172       1999
                                 13.311087            15.154915          13.85%          215,146       1998
                                 10.469935            13.311087          27.14%          106,902       1997
                                 10.000000            10.469935           4.70%           58,226       1996


Neuberger Berman AMT             10.468884            10.160615          -2.94%          112,115       2001
Guardian Portfolio - Q/NQ        10.503255            10.468884          -0.33%           53,703       2000
                                  9.272982            10.503255          13.27%          165,279       1999
                                 10.000000             9.272982          -7.27%           74,580       1998


---------------------------------------------------------------------------------------------------------------
                                                                     PERCENT CHANGE       NUMBER OF
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT        IN           ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF   ACCUMULATION UNIT  UNITS AT END   YEAR
                                 OF PERIOD             PERIOD             VALUE          OF PERIOD
---------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-           11.628715             12.465535           7.20%          434,841       2001
Limited Maturity Bond           11.049212             11.628715           5.24%          438,027       2000
Portfolio - Q/NQ                11.048525             11.049212           0.01%          501,453       1999
                                10.739513             11.048525           2.88%          806,311       1998
                                10.209208             10.739513           5.19%          601,693       1997
                                10.000000             10.209208           2.09%          398,507       1996

Neuberger Berman AMT-           17.087601             16.362175          -4.25%          355,870       2001
Partners Portfolio - Q/NQ       17.216794             17.087601          -0.75%          500,298       2000
                                16.270918             17.216794           5.81%          756,409       1999
                                15.843430             16.270918           2.70%        1,512,099       1998
                                12.248582             15.843430          29.35%        1,158,923       1997
                                10.000000             12.248582          22.49%          391,557       1996

Oppenheimer Variable             7.748895              5.248179         -32.27%           87,786       2001
Account Funds -                 10.000000              7.748895         -22.51%          268,198       2000
Oppenheimer Aggressive
Growth Fund/VA: Initial
Class - Q/NQ

Oppenheimer Variable            11.833028             12.568557           6.22%          809,412       2001
Account Funds -                 11.316334             11.833028           4.57%          701,807       2000
Oppenheimer Bond Fund/VA:       11.659886             11.316334          -2.95%          750,566       1999
Initial Class - Q/NQ            11.077843             11.659886           5.25%          919,787       1998
                                10.288722             11.077843           7.67%          384,144       1997
                                10.000000             10.288722           2.89%          207,418       1996

Oppenheimer Variable            17.480600             15.058982         -13.85%          487,030       2001
Account Funds -                 17.777418             17.480600          -1.67%          668,394       2000
Oppenheimer Capital             12.734164             17.777418          39.60%          568,790       1999
Appreciation Fund/VA:           10.420499             12.734164          22.20%          110,408       1998
Initial Class - Q/NQ            10.000000             10.420499           4.20%           13,664       1997

Oppenheimer Variable            24.641540             21.358918         -13.32%          432,853       2001
Account Funds -                 23.791512             24.641540           3.57%          465,116       2000
Oppenheimer Global              15.232440             23.791512          56.19%          454,999       1999
Securities Fund/VA:             13.545830             15.232440          12.45%          652,299       1998
Initial Class - Q/NQ            11.201956             13.545830          20.92%          322,964       1997
                                10.000000             11.201956          12.02%          115,285       1996

Oppenheimer Variable             8.967494              7.938854         -11.47%          107,027       2001
Account Funds -                 10.000000              8.967494         -10.33%           83,502       2000
Oppenheimer Main Street
Growth & Income Fund/VA:
Initial Class - Q/NQ

Oppenheimer Variable            15.618506             15.732046           0.73%          246,610       2001
Account Funds -                 14.888567             15.618506           4.90%          286,620       2000
Oppenheimer Multiple            13.513276             14.888567          10.18%          353,978       1999
Strategies Fund/VA:             12.513276             13.513276           5.11%          366,337       1998
Initial Class - Q/NQ            11.129020             12.856596          15.52%          250,810       1997
                                10.000000             11.129020          11.29%           40,179       1996

Strong Opportunity Fund         21.824486             20.756791          -4.89%          430,675       2001
II, Inc. - Q/NQ                 20.820776             21.824486           4.82%          502,769       2000
                                15.660253             20.820776          32.95%          524,452       1999
                                13.995266             15.660253          11.90%          620,363       1998
                                11.319705             13.995266          23.64%          949,907       1997
                                10.000000             11.319705          13.20%          614,992       1996


---------------------------------------------------------------------------------------------------------------
                                                                     PERCENT CHANGE       NUMBER OF
UNDERLYING MUTUAL FUND       ACCUMULATION UNIT    ACCUMULATION UNIT        IN           ACCUMULATION
                            VALUE AT BEGINNING     VALUE AT END OF   ACCUMULATION UNIT  UNITS AT END   YEAR
                                 OF PERIOD             PERIOD             VALUE          OF PERIOD
---------------------------------------------------------------------------------------------------------------
Strong Variable Insurance        9.200959              7.059335         -23.28%           45,305       2001
Funds, Inc. -                   15.437256              9.200959         -40.40%           38,138       2000
International Stock Fund         8.367348             15.437256          84.49%          144,591       1999
II - Q/NQ                        8.916485              8.367348          -6.16%          164,363       1998
                                10.462103              8.916485         -14.77%          324,289       1997
                                10.000000             10.462103           4.62%          216,682       1996

Strong Variable Insurance       12.244478             12.558481           2.56%           84,903       2001
Funds, Inc. - Strong            11.900815             12.244478           2.89%           79,972       2000
Discovery Fund II, Inc. -       11.491081             11.900815           3.57%           97,613       1999
Q/NQ                            10.870948             11.491081           5.70%           99,090       1998
                                 9.903046             10.870948           9.77%          101,294       1997
                                10.000000              9.903046          -0.97%           82,442       1996

The Universal                    9.685225             10.507976           8.49%           29,640       2001
Institutional Funds, Inc.        8.822360              9.685225           9.78%           37,139       2000
- Emerging Markets Debt          6.919419              8.822360          27.50%           21,848       1999
Portfolio - Q/NQ                 9.803540              6.919419         -29.42%           48,867       1998
                                10.000000              9.803540          -1.96%           10,893       1997

The Universal                   17.075663             18.482684           8.24%          222,466       2001
Institutional Funds, Inc.       10.000000             17.075663           3.90%          268,437       2000
- U.S. Real Estate
Portfolio - Q/NQ

Van Eck Worldwide               10.419942              9.744849          -6.48%           79,607       2001
Insurance Trust -               10.378690             10.419942           0.40%          115,670       2000
Worldwide Bond Fund - Q/NQ      11.425229             10.378690          -9.16%          146,918       1999
                                10.281856             11.425229          11.12%          192,339       1998
                                10.189870             10.281856           0.90%          187,896       1997
                                10.000000             10.189870           1.90%           75,997       1996

Van Eck Worldwide                6.444541              6.235470          -3.24%          113,253       2001
Insurance Trust-                11.248273              6.444541         -42.71%          181,801       2000
Worldwide Emerging               5.598612             11.248273          97.39%          226,604       1999
Markets Fund - Q/NQ              8.778805              5.598612         -35.09%          187,964       1998
                                10.077496              8.778805         -12.89%          175,751       1997
                                10.000000             10.077496           0.77%              750       1996

Van Eck Worldwide                8.744687              7.717061         -11.75%           45,133       2001
Insurance Trust-                 7.964538              8.744687           9.80%           61,129       2000
Worldwide Hard Assets            6.678951              7.964538          19.25%          119,693       1999
Fund - Q/NQ                      9.817789              6.678951         -31.97%          131,829       1998
                                10.132333              9.817789          -3.10%          147,411       1997
                                10.000000             10.132333           1.32%           70,758       1996


The American Century Variable Portfolios, Inc. - American Century VP Value Fund:
Class I, Dreyfus Variable Investment Fund - Growth & Income Portfolio-Initial Shares, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, and Credit Suisse Trust - Global Post-Venture Capital Portfolio were added December 23, 1996. Therefore, the Condensed Financial Information reflects the reporting period from December 23, 1996 through December 31, 1996.

The Dreyfus Variable Investment Fund - Appreciation Portfolio-Initial Shares, Fidelity VIP III Growth Opportunities Portfolio: Initial Class, The Universal Institutional Funds, Inc.-Emerging Markets Debt Portfolio, and Oppenheimer VAF-Oppenheimer Capital Appreciation Fund/VA: Initial Class were added July 14, 1997. Therefore, the Condensed Financial Information reflects the reporting period from July 14, 1997 through December 31, 1997.

  The American Century Variable Portfolios, Inc.-American Century VP Income & Growth Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I and Neuberger Berman AMT-Guardian Portfolio were added to the variable account on May 1, 1998. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1998 through December 31, 1998.

  Dreyfus Investment Portfolios - European Equity Portfolio-Initial Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT MAS GVIT Multi-Sector Bond
  Fund: Class I, GVIT GVIT Small Cap Growth Fund: Class I, GVIT Strong GVIT Mid Cap Growth Fund: Class I, Janus Aspen Series - Capital Appreciation Portfolio:
  Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, Janus Aspen Series - International Growth Portfolio: Service Shares, Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA:
  Initial Class, and Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Initial Class, were added to the variable account effective May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


  The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.


  The GVIT Gartmore GVIT Emerging Markets Fund: Class I, the GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, the GVIT Gartmore GVIT International Growth Fund: Class I and the GVIT Turner GVIT Growth Focus Fund:
  Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

  The GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmor' GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund and GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund were added to the variable account on January 25, 2002. Therefore, no Condensed Financial Information is available.

  The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Federated Insurance Series
  - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP Overseas
  Portfolio: Initial Class R, Fidelity VIP III Value Strategies Portfolio:
  Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Fund III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT Global Utilities
  Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Gartmore GVIT Nationwide Leaders Fund: Class III, GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III, GVIT Turner GVIT Growth Focus Fund:
  Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2002


                   DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
          BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY THROUGH ITS
                       NATIONWIDE(R) VA SEPARATE ACCOUNT-B


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2002. The prospectus may be obtained from Nationwide(R) Life and Annuity Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                          PAGE
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................1
Underwriters................................................................2
Calculation of Performance..................................................2
Annuity Payments............................................................3
Financial Statements........................................................4

GENERAL INFORMATION AND HISTORY


The Nationwide(R) VA Separate Account-B (formerly Financial Horizons VA Separate Account-2) is a separate investment account of Nationwide(R) Life and Annuity Insurance Company ("Nationwide ") (formerly Financial Horizons Life Insurance Company). All of Nationwide's common stock is owned by Nationwide(R) Life Insurance Company which is owned by Nationwide(R) Financial Services, Inc.("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide(R) Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide(R) Corporation is a holding company, as well. All of the common stock is held by Nationwide(R) Mutual Insurance Company (95.24%) and Nationwide(R) Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide(R) group of companies. The Nationwide(R) group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $122 billion as of December 31, 2001.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or subsidiaries of Nationwide may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide VA Separate Account - B and Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide(R) Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. During the fiscal years ended December 31, 2001, 2000 and 1999, no underwriting commissions have been paid by Nationwide to NISC.

CALCULATION OF PERFORMANCE

Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2001, the GVIT Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield was -0.18% The GVIT Gartmore GVIT Money Market Fund:
Class I's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I. At December 31, 2001 the GVIT Gartmore GVIT Money Market Fund: Class I's seven-day effective yield was -0.17%.


The GVIT Gartmore GVIT Money Market Fund: Class I's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the GVIT Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the GVIT Gartmore GVIT Money Market Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a 1.45% mortality risk and expense Risk Charge and Administration Charge. No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the Prospectus.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-B:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

                        NATIONWIDE VA SEPARATE ACCOUNT-B

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001


ASSETS:
  Investments at fair value:

     American Century VP - American Century VP Balanced (ACVPBal)
       414,288 shares (cost $2,984,879) .......................................    $ 2,730,160
     American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
       311,463 shares (cost $3,598,245) .......................................      2,335,975
     American Century VP - American Century VP Income & Growth (ACVPIncGr)
       799,542 shares (cost $5,307,336) .......................................      5,165,039
     American Century VP - American Century VP International (ACVPInt)
       1,486,842 shares (cost $9,609,963) .....................................      9,798,286
     American Century VP - American Century VP Value (ACVPValue)
       1,365,611 shares (cost $9,519,439) .....................................     10,160,145
     Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
       46,893 shares (cost $837,021) ..........................................        455,795
     Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
       216,664 shares (cost $1,761,476) .......................................      1,806,975
     Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)
       276,515 shares (cost $5,714,521) .......................................      3,873,975
     Dreyfus IP - European Equity Portfolio (DryEuroEq)
       3,192 shares (cost $33,288) ............................................         34,118
     The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
       97,744 shares (cost $3,635,361) ........................................      2,606,826
     Dreyfus Stock Index Fund (DryStkIx)
       1,014,259 shares (cost $32,352,730) ....................................     29,778,653
     Dreyfus VIF - Appreciation Portfolio (DryAp)
       81,529 shares (cost $3,129,106) ........................................      2,851,890
     Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
       115,004 shares (cost $2,800,447) .......................................      2,489,829
     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       868,611 shares (cost $20,636,976) ......................................     19,760,896
     Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
       644,959 shares (cost $22,370,345) ......................................     21,677,082
     Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
       1,609,341 shares (cost $10,272,728) ....................................     10,315,875
     Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
       191,322 shares (cost $2,633,429) .......................................      2,655,545
     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
       501,836 shares (cost $8,474,701) .......................................      7,281,645
     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
       880,166 shares (cost $20,942,994) ......................................     17,717,741


Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
  408,152 shares (cost $6,142,291) .............................................     6,175,337
Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  68,677 shares (cost $1,833,866) ..............................................     1,412,695
Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  145,077 shares (cost $711,326) ...............................................       591,913
Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
  44,767 shares (cost $1,018,419) ..............................................     1,043,065
Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  394,023 shares (cost $3,910,536) .............................................     4,156,947
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  117,984 shares (cost $1,487,184) .............................................     1,553,843
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  12,097 shares (cost $84,535) .................................................        85,645
Nationwide(R) SAT -
Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  4,793 shares (cost $20,421) ..................................................        20,180
Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  1,206,535 shares (cost $13,814,532) ..........................................    14,068,199
Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd)
  27,198 shares (cost $249,227) ................................................       248,589
Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  49,727,337 shares (cost $49,727,337) .........................................    49,727,337
Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I (NSATSmCapG)
  43,194 shares (cost $616,053) ................................................       625,446
Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I (NSATSmCapV)
  876,215 shares (cost $9,317,799) .............................................     9,077,588
Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo)
  522,683 shares (cost $9,305,868) .............................................     9,742,807
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
  38,307 shares (cost $523,760) ................................................       443,981
Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
  602,138 shares (cost $6,526,725) .............................................     5,955,143
Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
  49,814 shares (cost $174,465) ................................................       181,325
Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
  227,371 shares (cost $2,961,659) .............................................     2,619,309
Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
  78,009 shares (cost $1,115,506) ..............................................     1,142,046
Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
  402,413 shares (cost $5,316,655) .............................................     5,420,506
Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
  385,913 shares (cost $5,819,918) .............................................     5,827,286
Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
  11,315 shares (cost $445,935) ................................................       460,733
Oppenheimer Bond Fund/VA (OppBdFd)
  907,505 shares (cost $10,124,159) ............................................    10,173,126

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

     Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
       200,493 shares (cost $8,041,440) ........................................        7,334,040
     Oppenheimer Global Securities Fund/VA (OppGlSec)
       405,203 shares (cost $9,370,714) ........................................        9,254,833
     Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
       44,747 shares (cost $932,120) ...........................................          849,747
     Oppenheimer Multiple Strategies Fund/VA (OppMult)
       251,927 shares (cost $4,109,809) ........................................        3,879,683
     Strong Opportunity Fund II, Inc.(StOpp2)
       459,626 shares (cost $9,938,924) ........................................        8,939,724
     Strong VIF - Strong Discovery Fund II (StDisc2)
       103,322 shares (cost $1,119,178) ........................................        1,066,278
     Strong VIF - Strong International Stock Fund II (StIntStk2)
       43,004 shares (cost $312,212) ...........................................          319,953
     UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
       44,878 shares (cost $320,541) ...........................................          311,453
     UIF - U.S. Real Estate Portfolio (UIFUSRE)
       323,879 shares (cost $3,908,853) ........................................        3,912,457
     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
       82,353 shares (cost $789,722) ...........................................          775,769
     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       87,113 shares (cost $635,783) ...........................................          709,102
     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       32,583 shares (cost $376,078) ...........................................          348,311
                                                                                    -------------
          Total investments ....................................................      321,950,846
  Accounts receivable ..........................................................          207,470
                                                                                    -------------
          Total assets .........................................................      322,158,316
ACCOUNTS PAYABLE ...............................................................            -
                                                                                    -------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...............................................    $ 322,158,316
                                                                                    =============


See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS
Year Ended December 31,2001


                                                           Total               ACVPBal           ACVPCapAp          ACVPIncGr
                                                           -----               -------           ---------          ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     7,935,927             87,541               --               34,259
  Mortality and expense risk charges (note 2) ...        (5,303,572)           (42,167)           (45,136)           (62,236)
                                                      -------------          ---------          ---------          ---------
    Net investment activity .....................         2,632,355             45,374            (45,136)           (27,977)
                                                      -------------          ---------          ---------          ---------
  Proceeds from mutual funds shares sold ........     2,169,023,419            959,054          2,266,946          2,547,933
  Cost of mutual fund shares sold ...............    (2,245,637,018)        (1,155,255)        (4,035,296)        (3,097,602)
                                                      -------------          ---------          ---------          ---------
    Realized gain (loss) on investments .........       (76,613,599)          (196,201)        (1,768,350)          (549,669)
  Change in unrealized gain (loss)
    on investments ..............................        17,962,304           (117,766)          (882,552)           367,377
                                                      -------------          ---------          ---------          ---------
    Net gain (loss) on investments ..............       (58,651,295)          (313,967)        (2,650,902)          (182,292)
                                                      -------------          ---------          ---------          ---------
  Reinvested capital gains ......................        16,652,215            103,922          1,361,177                 --
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (39,366,725)          (164,671)        (1,334,861)          (210,269)
                                                     ==============         ==========         ==========         ==========


                                                         CSWPSmCoGr          DryEuroEq          DrySRGro            DryStkIx
                                                         ----------          ---------          --------            --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       $        --               2,106             2,060            372,971
  Mortality and expense risk charges (note 2) ...           (61,365)             (2,535)          (56,704)          (532,181)
                                                      -------------         -----------         ----------        ----------
    Net investment activity .....................           (61,365)               (429)          (54,644)          (159,210)
                                                      -------------         -----------         ----------        ----------
  Proceeds from mutual funds shares sold ........         2,157,829          14,420,203         2,147,901         38,397,860
  Cost of mutual fund shares sold ...............        (4,545,473)        (14,386,956)       (2,560,148)       (46,685,976)
                                                      -------------         -----------         ----------        ----------
    Realized gain (loss) on investments .........        (2,387,644)             33,247          (412,247)        (8,288,116)
  Change in unrealized gain (loss)
    on investments ..............................         1,411,793              (2,990)         (682,377)         2,430,683
                                                      -------------         -----------         ----------        ----------
    Net gain (loss) on investments ..............          (975,851)             30,257        (1,094,624)        (5,857,433)
                                                      -------------         -----------         ----------        ----------
  Reinvested capital gains ......................                --                  --                --            157,602
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       $(1,037,216)             29,828        (1,149,268)        (5,859,041)
                                                     ==============         ===========        ==========         ==========





                                                        ACVPInt            ACVPValue             CSWPGPV          CSWPIntEq
                                                        -------            ---------             -------          ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          12,963             42,109                 --                 --
  Mortality and expense risk charges (note 2) ...        (209,803)          (113,968)            (9,296)           (65,118)
                                                      -----------         ----------            -------        -----------
    Net investment activity .....................        (196,840)           (71,859)            (9,296)           (65,118)
                                                      -----------         ----------            -------        -----------
  Proceeds from mutual funds shares sold ........     270,803,919         11,968,327            455,139        291,783,234
  Cost of mutual fund shares sold ...............    (276,469,437)       (11,450,961)          (878,829)      (291,542,983)
                                                      -----------         ----------            -------        -----------
    Realized gain (loss) on investments .........      (5,665,518)           517,366           (423,690)           240,251
  Change in unrealized gain (loss)
    on investments ..............................        (274,626)           490,624            169,156            343,388
                                                      -----------         ----------            -------        -----------
    Net gain (loss) on investments ..............      (5,940,144)         1,007,990           (254,534)           583,639
                                                      -----------         ----------            -------        -----------
  Reinvested capital gains ......................       1,431,266                 --                 --                 --
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (4,705,718)           936,131           (263,830)           518,521
                                                     ============        ===========           ========       ============


                                                         DryAp             DryGrInc            FidVIPEI          FidVIPGr
                                                         -----             --------            --------          --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          24,599             12,823            395,873             26,663
  Mortality and expense risk charges (note 2) ...         (42,954)           (38,331)          (320,757)          (410,543)
                                                      -----------         ----------         ----------        -----------
    Net investment activity .....................         (18,355)           (25,508)            75,116           (383,880)
                                                      -----------         ----------         ----------        -----------
  Proceeds from mutual funds shares sold ........       1,746,148            749,528         10,734,004         44,338,962
  Cost of mutual fund shares sold ...............      (1,909,670)          (735,463)       (10,813,629)       (57,454,868)
                                                      -----------         ----------         ----------        -----------
    Realized gain (loss) on investments .........        (163,522)            14,065            (79,625)       (13,115,906)
  Change in unrealized gain (loss)
    on investments ..............................        (166,471)          (236,441)        (2,754,123)         4,337,655
                                                      -----------         ----------         ----------        -----------
    Net gain (loss) on investments ..............        (329,993)          (222,376)        (2,833,748)        (8,778,251)
                                                      -----------         ----------         ----------        -----------
  Reinvested capital gains ......................              --             40,148          1,112,215          2,506,352
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (348,348)          (207,736)        (1,646,417)        (6,655,779)
                                                      ===========        ===========          =========        ===========



                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                                               FidVIPHI        FidVIPOv        FidVIPAM       FidVIPCon
                                                               --------        --------        --------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $  1,777,333         465,606         364,579         177,893
  Mortality and expense risk charges (note 2) ...........       (162,344)        (81,089)       (117,810)       (293,194)
                                                            ------------         -------         -------         -------
    Net investment activity .............................      1,614,989         384,517         246,769        (115,301)
                                                            ------------         -------         -------         -------

  Proceeds from mutual funds shares sold ................     33,636,727     211,932,893       1,937,851       9,433,292
  Cost of mutual fund shares sold .......................    (38,696,090)   (213,719,975)     (2,292,438)    (12,166,385)
                                                            ------------         -------         -------         -------
    Realized gain (loss) on investments .................     (5,059,363)     (1,787,082)       (354,587)     (2,733,093)
  Change in unrealized gain (loss)
    on investments ......................................      2,150,321         (95,078)       (550,616)     (1,174,483)
                                                            ------------         -------         -------         -------
    Net gain (loss) on investments ......................     (2,909,042)     (1,882,160)       (905,203)     (3,907,576)
                                                            ------------         -------         -------         -------
  Reinvested capital gains ..............................             --         735,958         136,717         627,856
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $ (1,294,053)       (761,685)       (521,717)     (3,395,021)
                                                            ============        ========        ========      ==========


                                                                NSATCapAp     NSATMidCapIx       NSATEmMkt      NSATGlobTC
                                                                ---------     ------------       ---------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $         --           4,866             453              --
  Mortality and expense risk charges (note 2) ...........        (94,790)        (13,619)           (703)           (261)
                                                            ------------         -------         -------         -------
    Net investment activity .............................        (94,790)         (8,753)           (250)           (261)
                                                            ------------         -------         -------         -------

  Proceeds from mutual funds shares sold ................     29,166,793       1,253,532         463,885         149,490
  Cost of mutual fund shares sold .......................    (35,979,592)     (1,398,901)       (491,308)       (161,676)
                                                            ------------         -------         -------         -------
    Realized gain (loss) on investments .................     (6,812,799)       (145,369)        (27,423)        (12,186)
  Change in unrealized gain (loss)
    on investments ......................................      4,319,664          77,647           1,110           1,458
                                                            ------------         -------         -------         -------
    Net gain (loss) on investments ......................     (2,493,135)        (67,722)        (26,313)        (10,728)
                                                            ------------         -------         -------         -------
  Reinvested capital gains ..............................             --          11,715              --              --
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $ (2,587,925)        (64,760)        (26,563)        (10,989)
                                                            ============         =======         =======         =======




                                                           FidVIPGrOp        JanCapAp       JanGlTech       JanIntGro
                                                           ----------        --------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................       52,690          13,392           3,170          10,019
  Mortality and expense risk charges (note 2) ...........     (148,753)        (22,090)         (8,134)        (17,633)
                                                                ------          ------           -----          ------
    Net investment activity .............................      (96,063)         (8,698)         (4,964)         (7,614)
                                                                ------          ------           -----          ------

  Proceeds from mutual funds shares sold ................   25,771,683         615,312         579,282       8,170,266
  Cost of mutual fund shares sold .......................  (28,912,996)       (874,645)     (1,082,701)     (8,810,182)
                                                                ------          ------           -----          ------
    Realized gain (loss) on investments .................   (3,141,313)       (259,333)       (503,419)       (639,916)
  Change in unrealized gain (loss)
    on investments ......................................    1,127,273        (127,791)        172,154         343,320
                                                                ------          ------           -----          ------
    Net gain (loss) on investments ......................   (2,014,040)       (387,124)       (331,265)       (296,596)
                                                                ------          ------           -----          ------
  Reinvested capital gains ..............................           --              --              --              --
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   (2,110,103)       (395,822)       (336,229)       (304,210)
                                                            ==========        ========        ========        ========


                                                             NSATIntGr       NSATGvtBd      NSATMSecBd       NSATMyMkt
                                                             ---------       ---------      ----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................          7         718,889          20,488       1,650,704
  Mortality and expense risk charges (note 2) ...........        (32)       (214,142)         (4,585)       (690,919)
                                                              ------          ------           -----          ------
    Net investment activity .............................        (25)        504,747          15,903         959,785
                                                              ------          ------           -----          ------

  Proceeds from mutual funds shares sold ................    353,481       8,139,957       2,760,850     959,769,716
  Cost of mutual fund shares sold .......................   (351,347)     (7,587,068)     (2,777,156)   (959,769,716)
                                                              ------          ------           -----          ------
    Realized gain (loss) on investments .................      2,134         552,889         (16,306)            --
  Change in unrealized gain (loss)
    on investments ......................................        --         (290,709)         (1,829)            --
                                                              ------          ------           -----          ------
    Net gain (loss) on investments ......................      2,134         262,180         (18,135)            --
                                                              ------          ------           -----          ------
  Reinvested capital gains ..............................         --          18,959              --             --
      Net increase (decrease) in contract owners'
        equity resulting from operations ................      2,109         785,886          (2,232)        959,785
                                                               =====         =======          ======         =======

                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2001



                                                                NSATSmCapG   NSATSmCapV      NSATSmCo      NSATStMCap
                                                                ----------   ----------      --------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $        --          2,681         12,049             --
  Mortality and expense risk charges (note 2) ...........        (7,996)      (118,031)      (154,353)        (8,057)
                                                             ----------     ----------    -----------     ----------
    Net investment activity .............................        (7,996)      (115,350)      (142,304)        (8,057)
                                                             ----------     ----------    -----------     ----------

  Proceeds from mutual funds shares sold ................     4,614,419      9,613,510     22,821,694      1,121,543
  Cost of mutual fund shares sold .......................    (4,578,243)    (9,639,092)   (25,383,544)    (1,553,728)
                                                             ----------     ----------    -----------     ----------
    Realized gain (loss) on investments .................        36,176        (25,582)    (2,561,850)      (432,185)
  Change in unrealized gain (loss)
    on investments ......................................         3,962        750,861      1,811,430        198,567
                                                             ----------     ----------    -----------     ----------
    Net gain (loss) on investments ......................        40,138        725,279       (750,420)      (233,618)
                                                             ----------     ----------    -----------     ----------
  Reinvested capital gains ..............................            --        664,267             --             --
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $    32,142      1,274,196       (892,724)      (241,675)
                                                             ==========     ==========    ===========     ==========


                                                               NBAMTLMat      NBAMTPart      OppAggGro       OppBdFd
                                                               ---------      ---------      ---------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $   323,981         30,002         11,877        635,347
  Mortality and expense risk charges (note 2) ...........       (78,187)      (103,019)       (13,631)      (135,475)
                                                             ----------     ----------    -----------     ----------
    Net investment activity .............................       245,794        (73,017)        (1,754)       499,872
                                                             ----------     ----------    -----------     ----------

  Proceeds from mutual funds shares sold ................     4,082,600      8,617,991      9,370,427      4,261,566
  Cost of mutual fund shares sold .......................    (4,046,298)    (9,129,638)   (10,317,962)    (4,590,563)
                                                             ----------     ----------    -----------     ----------
    Realized gain (loss) on investments .................        36,302       (511,647)      (947,535)      (328,997)
  Change in unrealized gain (loss)
    on investments ......................................       (50,181)       (93,800)       280,758        314,066
                                                             ----------     ----------    -----------     ----------
    Net gain (loss) on investments ......................       (13,879)      (605,447)      (666,777)       (14,931)
                                                             ----------     ----------    -----------     ----------
  Reinvested capital gains ..............................            --        285,015        185,322             --
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $   231,915       (393,449)      (483,209)       484,941
                                                             ==========     ==========    ===========     ==========



                                                              NSATTotRe      NSATGrFoc      NBAMTGro     NBAMTGuard
                                                              ---------      ---------      --------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................       51,252             --             --          4,487
  Mortality and expense risk charges (note 2) ...........     (100,644)        (1,724)       (53,837)       (14,745)
                                                            ----------       --------    -----------     ----------
    Net investment activity .............................      (49,392)        (1,724)       (53,837)       (10,258)
                                                            ----------       --------    -----------     ----------

  Proceeds from mutual funds shares sold ................    4,961,929        370,196      4,862,029      2,820,985
  Cost of mutual fund shares sold .......................   (9,274,117)      (507,971)   (11,142,595)    (2,956,195)
                                                            ----------       --------    -----------     ----------
    Realized gain (loss) on investments .................   (4,312,188)      (137,775)    (6,280,566)      (135,210)
  Change in unrealized gain (loss)
    on investments ......................................    3,073,572         13,520      1,402,635         38,590
                                                            ----------       --------    -----------     ----------
    Net gain (loss) on investments ......................   (1,238,616)      (124,255)    (4,877,931)       (96,620)
                                                            ----------       --------    -----------     ----------
  Reinvested capital gains ..............................      187,506             --      2,729,413         64,095
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   (1,100,502)      (125,979)    (2,202,355)       (42,783)
                                                            ==========       ========    ===========     ==========


                                                             OppCapAp       OppGlSec       OppMSGrInc        OppMult
                                                             --------       --------       ----------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................       63,267         78,509          3,752        157,002
  Mortality and expense risk charges (note 2) ...........     (132,392)      (156,355)       (12,164)       (61,872)
                                                            ----------       --------    -----------     ----------
    Net investment activity .............................      (69,125)       (77,846)        (8,412)        95,130
                                                            ----------       --------    -----------     ----------

  Proceeds from mutual funds shares sold ................    8,141,607     22,863,039        378,180      1,451,370
  Cost of mutual fund shares sold .......................  (11,245,739)   (25,541,349)      (445,106)    (1,534,788)
                                                            ----------       --------    -----------     ----------
    Realized gain (loss) on investments .................   (3,104,132)    (2,678,310)       (66,926)       (83,418)
  Change in unrealized gain (loss)
    on investments ......................................      586,650       (377,023)           702       (214,571)
                                                            ----------       --------    -----------     ----------
    Net gain (loss) on investments ......................   (2,517,482)    (3,055,333)       (66,224)      (297,989)
                                                            ----------       --------    -----------     ----------
  Reinvested capital gains ..............................      949,396      1,455,535             --        209,704
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   (1,637,211)    (1,677,644)       (74,636)         6,845
                                                           ===========    ===========       ========     ==========



                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2001


                                                              StOpp2          StDisc2       StIntStk2         UIFEmMkt
                                                              ------          -------       ---------         --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................   $     58,228           6,637              --          27,265
  Mortality and expense risk charges (note 2) ........       (140,741)        (13,910)        (10,138)         (4,091)
                                                          -----------        --------     -----------        --------
    Net investment activity ..........................        (82,513)         (7,273)        (10,138)         23,174
                                                          -----------        --------     -----------        --------

  Proceeds from mutual funds shares sold .............      9,163,657         252,793      41,803,452         778,420
  Cost of mutual fund shares sold ....................    (11,128,218)       (240,016)    (41,761,065)       (800,255)
                                                          -----------        --------     -----------        --------
    Realized gain (loss) on investments ..............     (1,964,561)         12,777          42,387         (21,835)
  Change in unrealized gain (loss)
    on investments ...................................         48,289        (153,413)         (4,288)         18,706
                                                          -----------        --------     -----------        --------
    Net gain (loss) on investments ...................     (1,916,272)       (140,636)         38,099          (3,129)
                                                          -----------        --------     -----------        --------
  Reinvested capital gains ...........................      1,420,415         171,526          50,337              --
                                                          -----------        --------     -----------        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............   $   (578,370)         23,617          78,298          20,045
                                                            =========         =======          ======        ========




                                                              UIFUSRE        VEWrldBd      VEWrldEMkt       VEWrldHAs
                                                              -------        --------      ----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................        144,391          45,349              --           5,795
  Mortality and expense risk charges (note 2) ........        (64,303)        (14,239)        (13,680)         (6,796)
                                                           ----------      ----------      ----------        --------
    Net investment activity ..........................         80,088          31,110         (13,680)         (1,001)
                                                           ----------      ----------      ----------        --------

  Proceeds from mutual funds shares sold .............      8,863,995       2,164,362       5,695,431         336,227
  Cost of mutual fund shares sold ....................     (8,626,089)     (2,202,434)     (5,850,639)       (346,652)
                                                           ----------      ----------      ----------        --------
    Realized gain (loss) on investments ..............        237,906         (38,072)       (155,208)        (10,425)
  Change in unrealized gain (loss)
    on investments ...................................        (68,593)        (52,452)        108,097         (59,551)
                                                           ----------      ----------      ----------        --------
    Net gain (loss) on investments ...................        169,313         (90,524)        (47,111)        (69,976)
                                                           ----------      ----------      ----------        --------
  Reinvested capital gains ...........................         35,797              --              --              --
                                                           ----------      ----------      ----------        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............        285,198         (59,414)        (60,791)        (70,977)
                                                               ======



See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000



                                                                      Total                        ACVPBal
                                                             --------------------            --------------------
                                                             2001            2000            2001            2000
                                                             ----            ----            ----            ----
INVESTMENT ACTIVITY:
  Net investment income $ ........................      2,632,355       3,810,210          45,374          53,820
  Realized gain (loss) on investments ............    (76,613,599)        (63,159)       (196,201)        (58,209)
  Change in unrealized gain (loss)
    on investments ...............................     17,962,304     (69,437,018)       (117,766)       (196,992)
  Reinvested capital gains .......................     16,652,215      36,597,091         103,922          67,398
                                                      -----------         -------        --------         -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................    (39,366,725)    (29,092,876)       (164,671)       (133,983)
                                                      -----------         -------        --------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      4,146,300      11,941,750             848          91,618
  Transfers between funds ........................           --              --           (44,897)       (213,946)
  Redemptions ....................................    (71,545,944)   (111,812,415)       (423,611)       (554,769)
  Annuity benefits ...............................        (24,955)        (30,502)           --              --
  Annual contract maintenance charges
    (note 2) .....................................           --              --              --              --
  Contingent deferred sales charges
    (note 2) .....................................           --              --              --              --
  Adjustments to maintain reserves ...............        198,333        (927,149)            (50)            132
                                                      -----------         -------        --------         -------
      Net equity transactions ....................    (67,226,266)   (100,828,316)       (467,710)       (676,965)
                                                      -----------         -------        --------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............   (106,592,991)   (129,921,192)       (632,381)       (810,948)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    428,751,307     558,672,499       3,362,500       4,173,448
                                                      -----------         -------        --------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $322,158,316     428,751,307       2,730,119       3,362,500
                                                     ============     ===========       =========       =========

CHANGES IN UNITS:
  Beginning units ................................     27,612,817      34,457,212         228,249         271,809
                                                      -----------         -------        --------         -------
  Units purchased ................................      1,883,085      88,955,564              60          72,477
  Units redeemed .................................     (6,136,653)    (95,799,959)        (33,342)       (116,037)
                                                      -----------         -------        --------         -------
  Ending units ...................................     23,359,249      27,612,817         194,967         228,249
                                                      ===========      ==========        ========         =======



                                                                   ACVPCapAp                        ACVPIncGr
                                                              --------------------            --------------------
                                                              2001            2000            2001            2000
                                                              ----            ----            ----            ----
INVESTMENT ACTIVITY:
  Net investment income $ ........................         (45,136)        (71,974)        (27,977)        (54,308)
  Realized gain (loss) on investments ............      (1,768,350)      1,145,962        (549,669)        262,816
  Change in unrealized gain (loss)
    on investments ...............................        (882,552)     (1,119,987)        367,377        (849,309)
  Reinvested capital gains .......................       1,361,177         163,820            --              --
                                                        ----------       ---------        --------         -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................      (1,334,861)        117,821        (210,269)       (640,801)
                                                        ----------       ---------        --------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................           6,575          53,066          26,560         140,668
  Transfers between funds ........................        (964,567)      1,849,588       1,355,898       2,487,356
  Redemptions ....................................        (476,211)       (568,759)       (537,572)       (698,699)
  Annuity benefits ...............................            --              --              --              --
  Annual contract maintenance charges
    (note 2) .....................................            --              --              --              --
  Contingent deferred sales charges
    (note 2) .....................................            --              --              --              --
  Adjustments to maintain reserves ...............            (162)            176             124             530
                                                        ----------       ---------        --------         -------
      Net equity transactions ....................      (1,434,365)      1,334,071         845,010       1,929,855
                                                        ----------       ---------        --------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (2,769,226)      1,451,892         634,741       1,289,054
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................       5,105,125       3,653,233       4,530,314       3,241,260
                                                        ----------       ---------        --------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     $ 2,335,899       5,105,125       5,165,055       4,530,314
                                                         =========       =========       =========       =========


CHANGES IN UNITS:
  Beginning units ................................         340,106         261,539         408,827         257,680
                                                        ----------       ---------        --------         -------
  Units purchased ................................             553         414,152         137,334         750,034
  Units redeemed .................................        (121,117)       (335,585)        (30,040)       (598,887)
                                                        ----------       ---------        --------         -------
  Ending units ...................................         219,542         340,106         516,121         408,827
                                                         =========       =========        ========         =======


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                   ACVPInt                   ACVPValue                 CSWPGPV
                                          -------------------------   -----------------------   ---------------------
                                              2001          2000         2001         2000         2001       2000
                                          -----------   -----------   ----------   ----------   ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $  (196,840)     (349,127)     (71,859)      (8,912)     (9,296)    (24,001)
  Realized gain (loss) on investments .    (5,665,518)    1,035,022      517,366      (85,147)   (423,690)    445,086
  Change in unrealized gain (loss)
    on investments ....................      (274,626)   (3,481,724)     490,624      388,330     169,156    (957,686)
  Reinvested capital gains ............     1,431,266       554,157           --       58,898          --     141,261
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (4,705,718)   (2,241,672)     936,131      353,169    (263,830)   (395,340)
                                          -----------   -----------   ----------   ----------   ---------   ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       734,580       325,010       37,470       24,077       2,190      46,774
  Transfers between funds .............    (3,464,901)      704,977    6,622,501    1,075,575    (339,460)    469,837
  Redemptions .........................    (1,523,316)   (4,156,171)    (575,980)    (443,961)    (50,104)   (518,996)
  Annuity benefits ....................        (3,480)       (5,246)      (1,974)      (1,676)         --          --
  Annual contract maintenance charges
    (note 2) ..........................            --            --           --           --          --          --
  Contingent deferred sales charges
    (note 2) ..........................            --            --           --           --          --          --
  Adjustments to maintain reserves ....         5,894         2,335        2,533          111         (23)         (3)
                                          -----------   -----------   ----------   ----------   ---------   ---------
      Net equity transactions .........    (4,251,223)   (3,129,095)   6,084,550      654,126    (387,397)     (2,388)
                                          -----------   -----------   ----------   ----------   ---------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (8,956,941)   (5,370,767)   7,020,681    1,007,295    (651,227)   (397,728)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    18,761,381    24,132,148    3,141,977    2,134,682   1,107,002   1,504,730
                                          -----------   -----------   ----------   ----------   ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 9,804,440    18,761,381   10,162,658    3,141,977     455,775   1,107,002
                                          ===========   ===========   ==========   ==========   =========   =========
CHANGES IN UNITS:
  Beginning units .....................       927,817       978,102      211,784      167,334      72,170      78,371
                                          -----------   -----------   ----------   ----------   ---------   ---------
  Units purchased .....................        40,243    11,937,351      437,236      962,738         169     106,150
  Units redeemed ......................      (273,272)  (11,987,636)     (32,238)    (918,288)    (30,085)   (112,351)
                                          -----------   -----------   ----------   ----------   ---------   ---------
  Ending units ........................       694,788       927,817      616,782      211,784      42,254      72,170
                                          ===========   ===========   ==========   ==========   =========   =========




                                                CSWPIntEq
                                         ------------------------
                                            2001          2000
                                         ----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...............     (65,118)      (56,675)
  Realized gain (loss) on investments .     240,251      (125,670)
  Change in unrealized gain (loss)
    on investments ....................     343,388      (710,491)
  Reinvested capital gains ............          --       731,303
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     518,521      (161,533)
                                         ----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     671,059        83,925
  Transfers between funds .............  (2,346,260)     (855,545)
  Redemptions .........................    (322,362)   (1,227,832)
  Annuity benefits ....................          --            --
  Annual contract maintenance charges
    (note 2) ..........................          --            --
  Contingent deferred sales charges
    (note 2) ..........................          --            --
  Adjustments to maintain reserves ....         (64)       19,999
                                         ----------   -----------
      Net equity transactions .........  (1,997,627)   (1,979,453)
                                         ----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .  (1,479,106)   (2,140,986)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   3,286,025     5,427,011
                                         ----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   1,806,919     3,286,025
                                         ==========   ===========
CHANGES IN UNITS:
  Beginning units .....................     284,709       343,412
                                         ----------   -----------
  Units purchased .....................      26,977    12,852,125
  Units redeemed ......................    (107,279)  (12,910,828)
                                         ----------   -----------
  Ending units ........................     204,407       284,709
                                         ==========   ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                   CSWPSmCoGr                     DryEuroEq                     DrySRGro
                                          --------------------------       -----------------------     -------------------------
                                              2001           2000             2001          2000          2001           2000
                                          -----------     ----------       --------        -------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (61,365)      (197,117)          (429)          (177)       (54,644)       (53,193)
  Realized gain (loss) on investments .    (2,387,644)     4,376,093         33,247           (873)      (412,247)       573,010
  Change in unrealized gain (loss)
    on investments ....................     1,411,793     (8,210,756)        (2,990)         3,819       (682,377)    (1,310,340)
  Reinvested capital gains ............             -      1,372,671              -          2,459              -              -
                                          -----------     ----------       --------        -------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (1,037,216)    (2,659,109)        29,828          5,228     (1,149,268)      (790,523)
                                          -----------     ----------       --------        -------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        24,765        145,506          2,624              -         45,345        140,482
  Transfers between funds .............      (661,206)    (3,401,027)      (212,113)       262,065     (1,083,819)       264,149
  Redemptions .........................      (624,913)    (2,894,469)        (1,054)       (52,860)      (531,756)    (1,835,867)
  Annuity benefits ....................             -              -              -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -              -              -
  Adjustments to maintain reserves ....          (161)            53         (1,212)           388           (179)           234
                                          -----------     ----------       --------        -------     ----------     ----------
      Net equity transactions .........    (1,261,515)    (6,149,937)      (211,755)       209,593     (1,570,409)    (1,431,002)
                                          -----------     ----------       --------        -------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (2,298,731)    (8,809,046)      (181,927)       214,821     (2,719,677)    (2,221,525)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     6,172,610     14,981,656        214,821              -      5,326,389      7,547,914
                                          -----------     ----------       --------        -------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 3,873,879      6,172,610         32,894        214,821      2,606,712      5,326,389
                                          ===========     ==========       ========        =======     ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................       374,546        733,657         23,190              -        257,488        319,941
                                          -----------     ----------       --------        -------     ----------     ----------
  Units purchased .....................         1,777        604,115            227         27,868          2,666        111,558
  Units redeemed ......................       (92,309)      (963,226)       (18,403)        (4,678)       (94,986)      (174,011)
                                          -----------     ----------       --------        -------     ----------     ----------
  Ending units ........................       284,014        374,546          5,014         23,190        165,168        257,488
                                          ===========     ==========       ========        =======     ==========     ==========


                                                   DryStkIx
                                          --------------------------
                                              2001          2000
                                          -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............      (159,210)      (297,025)
  Realized gain (loss) on investments .    (8,288,116)     3,518,357
  Change in unrealized gain (loss)
    on investments ....................     2,430,683    (10,020,006)
  Reinvested capital gains ............       157,602        823,943
                                          -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (5,859,041)    (5,974,731)
                                          -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       222,884        786,034
  Transfers between funds .............    (6,579,222)     9,604,051
  Redemptions .........................    (7,713,402)   (15,613,761)
  Annuity benefits ....................             -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -
  Adjustments to maintain reserves ....        (1,164)         2,657
                                          -----------    -----------
      Net equity transactions .........   (14,070,904)    (5,221,019)
                                          -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .   (19,929,945)   (11,195,750)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    49,707,752     60,903,502
                                          -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    29,777,807     49,707,752
                                          ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................     2,426,164      2,657,830
                                          -----------    -----------
  Units purchased .....................        11,828      3,748,899
  Units redeemed ......................      (758,478)    (3,980,565)
                                          -----------    -----------
  Ending units ........................     1,679,514      2,426,164
                                          ===========    ===========



                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     DryAp                        DryGrInc                     FidVIPEI
                                          --------------------------      ------------------------     -------------------------
                                              2001            2000           2001           2000           2001          2000
                                          -----------      ---------      ---------      ---------     ----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (18,355)       (36,402)       (25,508)       (33,194)        75,116        163,056
  Realized gain (loss) on investments .      (163,522)        (5,647)        14,065        420,627        (79,625)    (3,885,138)
  Change in unrealized gain (loss)
    on investments ....................      (166,471)      (100,864)      (236,441)      (666,454)    (2,754,123)     2,785,219
  Reinvested capital gains ............             -         37,365         40,148        108,463      1,112,215      2,030,575
                                          -----------      ---------      ---------      ---------     ----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (348,348)      (105,548)      (207,736)      (170,558)    (1,646,417)     1,093,712
                                          -----------      ---------      ---------      ---------     ----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        31,090         77,340         14,123         62,652         70,352        452,329
  Transfers between funds .............       121,854     (1,000,296)       (48,108)        52,858       (145,082)    (6,545,243)
  Redemptions .........................      (275,336)      (829,599)      (252,718)      (840,135)    (2,710,752)    (4,283,155)
  Annuity benefits ....................             -              -              -              -         (2,887)        (2,870)
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -              -              -
  Adjustments to maintain reserves ....           (73)           182            (64)           183          3,728          1,777
                                          -----------      ---------      ---------      ---------     ----------    -----------
      Net equity transactions .........      (122,465)    (1,752,373)      (286,767)      (724,442)    (2,784,641)   (10,377,162)
                                          -----------      ---------      ---------      ---------     ----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (470,813)    (1,857,921)      (494,503)      (895,000)    (4,431,058)    (9,283,450)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     3,322,641      5,180,562      2,984,271      3,879,271     24,194,270     33,477,720
                                          -----------      ---------      ---------      ---------     ----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 2,851,828      3,322,641      2,489,768      2,984,271     19,763,212     24,194,270
                                          ===========      =========      =========      =========     ==========    ===========


CHANGES IN UNITS:
  Beginning units .....................       236,364        360,852        216,765        267,211      1,419,162      2,098,395
                                          -----------      ---------      ---------      ---------     ----------    -----------
  Units purchased .....................        11,691         20,156          1,076        113,524          4,579      1,538,260
  Units redeemed ......................       (21,047)      (144,644)       (22,921)      (163,970)      (185,873)    (2,217,493)
                                          -----------      ---------      ---------      ---------     ----------    -----------
  Ending units ........................       227,008        236,364        194,920        216,765      1,237,868      1,419,162
                                          ===========      =========      =========      =========     ==========    ===========


                                                    FidVIPGr
                                          --------------------------
                                              2001           2000
                                          -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............      (383,880)      (658,237)
  Realized gain (loss) on investments .   (13,115,906)        71,252
  Change in unrealized gain (loss)
    on investments ....................     4,337,655    (11,199,876)
  Reinvested capital gains ............     2,506,352      6,209,756
                                          -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (6,655,779)    (5,577,105)
                                          -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       136,721        635,607
  Transfers between funds .............    (6,079,553)    11,958,299
  Redemptions .........................    (6,384,108)   (11,582,045)
  Annuity benefits ....................        (4,258)        (5,894)
  Annual contract maintenance charges
    (note 2) ..........................             -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -
  Adjustments to maintain reserves ....           537         17,306
                                          -----------    -----------
      Net equity transactions .........   (12,330,661)     1,023,273
                                          -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .   (18,986,440)    (4,553,832)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    40,663,574     45,217,406
                                          -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    21,677,134     40,663,574
                                          ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................     1,849,241      1,803,875
                                          -----------    -----------
  Units purchased .....................         7,036      3,765,630
  Units redeemed ......................      (641,450)    (3,720,264)
                                          -----------    -----------
  Ending units ........................     1,214,827      1,849,241
                                          ===========    ===========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    FidVIPHI                        FidVIPOv                      FidVIPAM
                                          ----------------------------     --------------------------     -------------------------
                                              2001             2000           2001            2000           2001           2000
                                          ------------     -----------     ----------      ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $  1,614,989       1,510,519        384,517          21,947        246,769        218,204
  Realized gain (loss) on investments .     (5,059,363)     (3,201,332)    (1,787,082)       (766,180)      (354,587)       (61,825)
  Change in unrealized gain (loss)
    on investments ....................      2,150,321      (2,676,426)       (95,078)       (460,205)      (550,616)    (1,590,677)
  Reinvested capital gains ............              -               -        735,958       1,040,239        136,717        876,057
                                          ------------     -----------     ----------      ----------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (1,294,053)     (4,367,239)      (761,685)       (164,199)      (521,717)      (558,241)
                                          ------------     -----------     ----------      ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         87,802         368,823        671,445         123,044         76,722        142,658
  Transfers between funds .............        671,472      (8,240,181)    (2,415,285)       (441,361)      (273,105)      (636,459)
  Redemptions .........................     (1,486,479)     (4,461,976)      (698,803)     (1,803,748)    (1,258,436)    (1,740,658)
  Annuity benefits ....................              -               -              -               -              -              -
  Annual contract maintenance charges
    (note 2) ..........................              -               -              -               -              -              -
  Contingent deferred sales charges
    (note 2) ..........................              -               -              -               -              -              -
  Adjustments to maintain reserves ....            (96)            461           (279)            292           (118)           511
                                          ------------     -----------     ----------      ----------     ----------     ----------
      Net equity transactions .........       (727,301)    (12,332,873)    (2,442,922)     (2,121,773)    (1,454,937)    (2,233,948)
                                          ------------     -----------     ----------      ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (2,021,354)    (16,700,112)    (3,204,607)     (2,285,972)    (1,976,654)    (2,792,189)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     12,337,028      29,037,140      5,859,951       8,145,923      9,258,206     12,050,395
                                          ------------     -----------     ----------      ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 10,315,674      12,337,028      2,655,344       5,859,951      7,281,552      9,258,206
                                          ============     ===========     ==========      ==========     ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................      1,263,020       2,271,367        392,157         434,604        600,637        740,236
                                          ------------     -----------     ----------      ----------     ----------     ----------
  Units purchased .....................         51,014       1,854,859         44,917      16,285,300          5,316         61,502
  Units redeemed ......................        (99,873)     (2,863,206)      (208,320)    (16,327,747)      (106,118)      (201,101)
                                          ------------     -----------     ----------      ----------     ----------     ----------
  Ending units ........................      1,214,161       1,263,020        228,754         392,157        499,835        600,637
                                          ============     ===========     ==========      ==========     ==========     ==========

                                                      FidVIPCon
                                             --------------------------
                                                2001             2000
                                             ----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............        (115,301)       (327,147)
  Realized gain (loss) on investments .      (2,733,093)         70,795
  Change in unrealized gain (loss)
    on investments ....................      (1,174,483)     (6,689,785)
  Reinvested capital gains ............         627,856       4,386,537
                                             ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (3,395,021)     (2,559,600)
                                             ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         123,651         432,039
  Transfers between funds .............      (1,503,208)        640,733
  Redemptions .........................      (2,873,746)     (7,364,103)
  Annuity benefits ....................            (765)           (950)
  Annual contract maintenance charges
    (note 2) ..........................               -               -
  Contingent deferred sales charges
    (note 2) ..........................               -               -
  Adjustments to maintain reserves ....           5,099          19,951
                                             ----------      ----------
      Net equity transactions .........      (4,248,969)     (6,272,330)
                                             ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (7,643,990)     (8,831,930)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      25,364,828      34,196,758
                                             ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      17,720,838      25,364,828
                                             ==========      ==========


CHANGES IN UNITS:
  Beginning units .....................       1,215,342       1,507,921
                                             ----------      ----------
  Units purchased .....................           6,787         358,016
  Units redeemed ......................        (240,232)       (650,595)
                                             ----------      ----------
  Ending units ........................         981,897       1,215,342
                                             ==========      ==========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                           FidVIPGrOp                    JanCapAp                  JanGlTech
                                                    -------------------------     ----------------------     ---------------------
                                                        2001          2000          2001          2000         2001         2000
                                                    -----------    ----------     --------     ---------     --------    ---------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    (96,063)       57,294       (8,698)       (2,540)      (4,964)      (3,513)
  Realized gain (loss) on investments ..........     (3,141,313)   (4,083,357)    (259,333)     (118,046)    (503,419)    (140,515)
  Change in unrealized gain (loss)
    on investments .............................      1,127,273    (1,662,017)    (127,791)     (293,380)     172,154     (291,567)
  Reinvested capital gains .....................              -     1,786,988            -             -            -            -
                                                    -----------    ----------     --------     ---------     --------    ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................     (2,110,103)   (3,901,092)    (395,822)     (413,966)    (336,229)    (435,595)
                                                    -----------    ----------     --------     ---------     --------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................         17,466        51,745       20,333        68,495        8,686       62,089
  Transfers between funds ......................     (3,376,259)    4,332,625      323,642     2,204,234      204,169    1,215,673
  Redemptions ..................................     (5,239,612)   (4,150,940)    (223,834)     (170,053)     (32,693)     (94,047)
  Annuity benefits .............................              -             -            -             -            -            -
  Annual contract maintenance charges
    (note 2) ...................................              -             -            -             -            -            -
  Contingent deferred sales charges
    (note 2) ...................................              -             -            -             -            -            -
  Adjustments to maintain reserves .............          6,886         4,716           (2)         (351)           4         (154)
                                                    -----------    ----------     --------     ---------     --------    ---------
      Net equity transactions ..................     (8,591,519)      238,146      120,139     2,102,325      180,166    1,183,561
                                                    -----------    ----------     --------     ---------     --------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    (10,701,622)   (3,662,946)    (275,683)    1,688,359     (156,063)     747,966
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     16,880,133    20,543,079    1,688,359             -      747,966            -
                                                    -----------    ----------     --------     ---------     --------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD                $6,178,511    16,880,133    1,412,676     1,688,359      591,903      747,966
                                                    ===========    ==========     ========     =========     ========    =========


CHANGES IN UNITS:
  Beginning units ..............................      1,497,995     1,490,097      214,884             -      111,412            -
                                                    -----------    ----------     --------     ---------     --------    ---------
  Units purchased ..............................          1,722     4,353,825       25,836       236,527       35,499      125,421
  Units redeemed ...............................       (849,532)   (4,345,927)      (7,305)      (21,643)      (4,171)     (14,009)
                                                    -----------    ----------     --------     ---------     --------    ---------
  Ending units .................................        650,185     1,497,995      233,415       214,884      142,740      111,412
                                                    ===========    ==========     ========     =========     ========    =========


                                                               JanIntGro
                                                        -------------------------
                                                           2001            2000
                                                        ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ........................           (7,614)         69,376
  Realized gain (loss) on investments ..........         (639,916)        (99,177)
  Change in unrealized gain (loss)
    on investments .............................          343,320        (318,674)
  Reinvested capital gains .....................                -               -
                                                        ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................         (304,210)       (348,475)
                                                        ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................            2,609         103,149
  Transfers between funds ......................          204,391       2,301,917
  Redemptions ..................................         (334,914)       (580,909)
  Annuity benefits .............................                -               -
  Annual contract maintenance charges
    (note 2) ...................................                -               -
  Contingent deferred sales charges
    (note 2) ...................................                -               -
  Adjustments to maintain reserves .............               42            (527)
                                                        ---------       ---------
      Net equity transactions ..................         (127,872)      1,823,630
                                                        ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         (432,082)      1,475,155
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        1,475,155               -
                                                        ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD                   1,043,073       1,475,155
                                                        =========       =========


CHANGES IN UNITS:
  Beginning units ..............................          187,314               -
                                                        ---------       ---------
  Units purchased ..............................           19,054         261,077
  Units redeemed ...............................          (30,828)        (73,763)
                                                        ---------       ---------
  Ending units .................................          175,540         187,314
                                                        =========       =========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     NSATCapAp                      NSATMidCapIx                   NSATEmMkt
                                          ----------------------------       -------------------------         ---------------
                                               2001            2000             2001            2000            2001     2000
                                          ------------      ----------       ---------         -------         -------    ----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (94,790)       (162,103)         (8,753)         (1,131)           (250)      -
  Realized gain (loss) on investments .     (6,812,799)     (3,308,870)       (145,369)        (19,039)        (27,423)      -
  Change in unrealized gain (loss)
    on investments ....................      4,319,664      (2,897,648)         77,647         (10,988)          1,110       -
  Reinvested capital gains ............              -       2,840,839          11,715          14,235               -       -
                                          ------------      ----------       ---------         -------         -------    ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (2,587,925)     (3,527,782)        (64,760)        (16,923)        (26,563)      -
                                          ------------      ----------       ---------         -------         -------    ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         17,202         243,549          27,669             451             100       -
  Transfers between funds .............     (2,610,811)      4,369,885       1,042,950         683,502         115,623       -
  Redemptions .........................     (3,083,840)     (3,206,890)        (73,685)        (45,360)         (3,514)      -
  Annuity benefits ....................              -               -               -               -               -       -
  Annual contract maintenance charges
    (note 2) ..........................              -               -               -               -               -       -
  Contingent deferred sales charges
    (note 2) ..........................              -               -               -               -               -       -
  Adjustments to maintain reserves ....           (379)            165             (30)             (1)             (4)      -
                                          ------------      ----------       ---------         -------         -------    ----
      Net equity transactions .........     (5,677,828)      1,406,709         996,904         638,592         112,205       -
                                          ------------      ----------       ---------         -------         -------    ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (8,265,753)     (2,121,073)        932,144         621,669          85,642       -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     12,422,511      14,543,584         621,669               -               -       -
                                          ------------      ----------       ---------         -------         -------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  4,156,758      12,422,511       1,553,813         621,669          85,642       -
                                          ============      ==========       =========         =======         =======    ====


CHANGES IN UNITS:
  Beginning units .....................        826,421         700,550          59,684               -               -       -
                                          ------------      ----------       ---------         -------         -------    ----
  Units purchased .....................          1,321       2,385,610          99,736          63,866          10,869       -
  Units redeemed ......................       (437,243)     (2,259,739)         (6,034)         (4,182)           (311)      -
                                          ------------      ----------       ---------         -------         -------    ----
  Ending units ........................        390,499         826,421         153,386          59,684          10,558       -
                                          ============      ==========       =========         =======         =======    ====

                                                   NSATGlobTC
                                             ----------------------
                                              2001            2000
                                             ------          ------
INVESTMENT ACTIVITY:
  Net investment income ...............        (261)           (179)
  Realized gain (loss) on investments .     (12,186)         18,624
  Change in unrealized gain (loss)
    on investments ....................       1,458          (1,699)
  Reinvested capital gains ............           -             254
                                             ------          ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (10,989)         17,000
                                             ------          ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           -               -
  Transfers between funds .............      18,698          (4,894)
  Redemptions .........................         (51)              -
  Annuity benefits ....................           -               -
  Annual contract maintenance charges
    (note 2) ..........................           -               -
  Contingent deferred sales charges
    (note 2) ..........................           -               -
  Adjustments to maintain reserves ....        (236)            588
                                             ------          ------
      Net equity transactions .........      18,411          (4,306)
                                             ------          ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       7,422          12,694
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      12,694               -
                                             ------          ------
CONTRACT OWNERS' EQUITY END OF PERIOD .      20,116          12,694
                                             ======          ======


CHANGES IN UNITS:
  Beginning units .....................       2,117               -
                                             ------          ------
  Units purchased .....................       3,837           2,933
  Units redeemed ......................         (10)           (816)
                                             ------          ------
  Ending units ........................       5,944           2,117
                                             ======          ======


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    NSATIntGr                   NSATGvtBd                       NSATMSecBd
                                              ----------------------   --------------------------       -----------------------
                                               2001            2000         2001          2000            2001            2000
                                              -------         ------   ------------    ----------       --------        -------
INVESTMENT ACTIVITY:
  Net investment income ...............       $   (25)             -       504,747        585,020         15,903         11,567
  Realized gain (loss) on investments .         2,134              -       552,889       (602,594)       (16,306)         7,268
  Change in unrealized gain (loss)
    on investments ....................             -              -      (290,709)     1,371,443         (1,829)         1,191
  Reinvested capital gains ............             -              -        18,959              -              -              -
                                              -------         ------   ------------    ----------       --------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         2,109              -       785,886      1,353,869         (2,232)        20,026
                                              -------         ------   ------------    ----------       --------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................             -              -       105,277        260,877          3,390              1
  Transfers between funds .............        (2,109)             -     1,751,947     (1,536,828)        14,860        309,276
  Redemptions .........................             -              -    (2,166,827)    (2,053,211)       (91,420)        (4,478)
  Annuity benefits ....................             -              -             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -             -              -              -              -
  Adjustments to maintain reserves ....             -              -           111            615            (20)          (813)
                                              -------         ------   ------------    ----------       --------        -------
      Net equity transactions .........        (2,109)             -      (309,492)    (3,328,547)       (73,190)       303,986
                                              -------         ------   ------------    ----------       --------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .             -              -       476,394     (1,974,678)       (75,422)       324,012
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................             -              -    13,591,881     15,566,559        324,012              -
                                              -------         ------   ------------    ----------       --------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .       $     -              -     14,068,275    13,591,881        248,590        324,012
                                              =======         ======   ============    ==========       ========        =======


CHANGES IN UNITS:
  Beginning units .....................             -              -     1,081,594      1,373,951         31,179              -
                                              -------         ------   ------------    ----------       --------        -------
  Units purchased .....................        54,546              -       134,216        815,248          1,965         31,610
  Units redeemed ......................       (54,546)             -      (156,590)    (1,107,605)        (9,845)          (431)
                                              -------         ------   ------------    ----------       --------        -------
  Ending units ........................             -              -     1,059,220      1,081,594         23,299         31,179
                                              =======         ======   ============    ==========       ========        =======

                                                      NSATMyMkt
                                              --------------------------
                                                  2001          2000
                                              -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............           959,785      2,450,694
  Realized gain (loss) on investments .                 -              -
  Change in unrealized gain (loss)
    on investments ....................                 -              -
  Reinvested capital gains ............                 -              -
                                              -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           959,785      2,450,694
                                              -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           643,241      5,380,331
  Transfers between funds .............        20,631,477    (38,348,180)
  Redemptions .........................       (20,606,138)   (18,017,156)
  Annuity benefits ....................                 -              -
  Annual contract maintenance charges
    (note 2) ..........................                 -              -
  Contingent deferred sales charges
    (note 2) ..........................                 -              -
  Adjustments to maintain reserves ....             3,246          3,307
                                              -----------    -----------
      Net equity transactions .........           671,826    (50,981,698)
                                              -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         1,631,611    (48,531,004)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        48,096,601     96,627,605
                                              -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .        49,728,212     48,096,601
                                              ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................         4,008,315      8,415,001
                                              -----------    -----------
  Units purchased .....................            76,117      6,153,570
  Units redeemed ......................           (25,101)   (10,560,256)
                                              -----------    -----------
  Ending units ........................         4,059,331      4,008,315
                                              ===========    ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31,2001 AND 2000

                                                   NSATSmCapG                    NSATSmCapV                     NSATSmCo
                                           -------------------------      ------------------------     -------------------------
                                               2001            2000          2001           2000           2001           2000
                                           ----------        -------      ---------      ---------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............    $   (7,996)        (2,110)      (115,350)       (37,701)      (142,304)      (176,590)
  Realized gain (loss) on investments .        36,176         33,771        (25,582)        (6,775)    (2,561,850)     2,309,365
  Change in unrealized gain (loss)
    on investments ....................         3,962          5,432        750,861       (916,185)     1,811,430     (3,118,499)
  Reinvested capital gains ............             -            299        664,267        970,875              -      1,973,989
                                           ----------        -------      ---------      ---------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        32,142         37,392      1,274,196         10,214       (892,724)       988,265
                                           ----------        -------      ---------      ---------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       (19,464)        42,690         20,157         31,399         62,110        188,033
  Transfers between funds .............       404,577        160,225      2,613,323      4,729,702        443,031        660,475
  Redemptions .........................       (30,236)        (1,880)      (468,514)      (657,160)    (1,134,296)    (2,130,973)
  Annuity benefits ....................             -              -              -              -         (3,721)        (4,198)
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -              -              -
  Adjustments to maintain reserves ....           (16)             4           (149)           107         (1,535)           226
                                           ----------        -------      ---------      ---------     ----------     ----------
      Net equity transactions .........       354,861        201,039      2,164,817      4,104,048       (634,411)    (1,286,437)
                                           ----------        -------      ---------      ---------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       387,003        238,431      3,439,013      4,114,262     (1,527,135)      (298,172)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       238,431              -      5,638,332      1,524,070     11,269,067     11,567,239
                                           ----------        -------      ---------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $  625,434        238,431      9,077,345      5,638,332      9,741,932     11,269,067
                                           ==========        =======      =========      =========     ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................        29,652              -        479,284        141,986        528,210        581,774
                                           ----------        -------      ---------      ---------     ----------     ----------
  Units purchased .....................        63,163         32,300        150,948      1,409,891         25,181      1,240,332
  Units redeemed ......................        (4,286)        (2,648)       (19,807)    (1,072,593)       (56,544)    (1,293,896)
                                           ----------        -------      ---------      ---------     ----------     ----------
  Ending units ........................        88,529         29,652        610,425        479,284        496,847        528,210
                                           ==========        =======      =========      =========     ==========     ==========


                                                     NSATStMCap
                                               -----------------------
                                                 2001           2000
                                               --------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............          (8,057)        (5,906)
  Realized gain (loss) on investments .        (432,185)       (51,032)
  Change in unrealized gain (loss)
    on investments ....................         198,567       (278,346)
  Reinvested capital gains ............               -          5,242
                                               --------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (241,675)      (330,042)
                                               --------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         (40,766)        44,035
  Transfers between funds .............        (119,858)     1,328,397
  Redemptions .........................        (118,512)       (77,570)
  Annuity benefits ....................               -              -
  Annual contract maintenance charges
    (note 2) ..........................               -              -
  Contingent deferred sales charges
    (note 2) ..........................               -              -
  Adjustments to maintain reserves ....             (40)            (9)
                                               --------      ---------
      Net equity transactions .........        (279,176)     1,294,853
                                               --------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        (520,851)       964,811
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         964,811              -
                                               --------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .         443,960        964,811
                                               ========      =========


CHANGES IN UNITS:
  Beginning units .....................         119,516              -
                                               --------      ---------
  Units purchased .....................          (5,759)       129,125
  Units redeemed ......................         (33,673)        (9,609)
                                               --------      ---------
  Ending units ........................          80,084        119,516
                                               ========      =========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31,2001 AND 2000

                                                   NSATTotRe                      NSATGrFoc                     NBAMTGro
                                          --------------------------        ----------------------     -------------------------
                                              2001           2000            2001            2000          2001           2000
                                          -----------     ----------        -------         ------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (49,392)       (93,015)        (1,724)          (225)       (53,837)      (150,879)
  Realized gain (loss) on investments .    (4,312,188)      (265,926)      (137,775)        17,238     (6,280,566)       572,917
                                          -----------     ----------        -------         ------     ----------     ----------
  Change in unrealized gain (loss)
    on investments ....................     3,073,572     (3,259,201)        13,520         (6,660)     1,402,635     (2,899,584)
  Reinvested capital gains ............       187,506      3,220,610              -              -      2,729,413        785,729
                                          -----------     ----------        -------         ------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (1,100,502)      (397,532)      (125,979)        10,353     (2,202,355)    (1,691,817)
                                          -----------     ----------        -------         ------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        23,608         46,098             35              -        (28,878)       159,023
  Transfers between funds .............      (710,160)    (2,003,395)       323,183         34,829     (2,717,143)     4,682,924
  Redemptions .........................      (881,981)    (3,147,579)       (61,092)             -       (464,267)    (1,975,019)
  Annuity benefits ....................             -              -              -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -              -              -
  Adjustments to maintain reserves ....          (232)           463           (722)             -         39,910        (40,056)
                                          -----------     ----------        -------         ------     ----------     ----------
      Net equity transactions .........    (1,568,765)    (5,104,413)       261,404         34,829     (3,170,378)     2,826,872
                                          -----------     ----------        -------         ------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (2,669,267)    (5,501,945)       135,425         45,182     (5,372,733)     1,135,055
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     8,624,241     14,126,186         45,182              -      7,991,932      6,856,877
                                          -----------     ----------        -------         ------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 5,954,974      8,624,241        180,607         45,182      2,619,199      7,991,932
                                          ===========     ==========        =======         ======     ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................       490,995        775,829          7,147              -        408,638        305,261
                                          -----------     ----------        -------         ------     ----------     ----------
  Units purchased .....................         1,518        624,576         46,829          8,785         (1,920)       780,449
  Units redeemed ......................      (102,347)      (909,410)        (6,423)        (1,638)      (211,555)      (677,072)
                                          -----------     ----------        -------         ------     ----------     ----------
  Ending units ........................       390,166        490,995         47,553          7,147        195,163        408,638
                                          ===========     ==========        =======         ======     ==========     ==========


                                                     NBAMTGuard
                                             ------------------------
                                                 2001           2000
                                             ---------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............        (10,258)          (638)
  Realized gain (loss) on investments .       (135,210)        46,829
                                             ---------     ----------
  Change in unrealized gain (loss)
    on investments ....................         38,590        (81,448)
  Reinvested capital gains ............         64,095              -
                                             ---------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (42,783)       (35,257)
                                             ---------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         15,296          9,792
  Transfers between funds .............        706,501       (983,518)
  Redemptions .........................        (99,175)      (164,797)
  Annuity benefits ....................              -              -
  Annual contract maintenance charges
    (note 2) ..........................              -              -
  Contingent deferred sales charges
    (note 2) ..........................              -              -
  Adjustments to maintain reserves ....         (2,888)            24
                                             ---------     ----------
      Net equity transactions .........        619,734     (1,138,499)
                                             ---------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        576,951     (1,173,756)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        562,211      1,735,967
                                             ---------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      1,139,162        562,211
                                             =========     ==========


CHANGES IN UNITS:
  Beginning units .....................         53,704        165,280
                                             ---------     ----------
  Units purchased .....................         65,467        228,041
  Units redeemed ......................         (7,056)      (339,617)
                                             ---------     ----------
  Ending units ........................        112,115         53,704
                                             =========     ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31,2001 AND 2000

                                                   NBAMTLMat                     NBAMTPart                      OppAggGro
                                          --------------------------     -------------------------     -------------------------
                                              2001            2000           2001          2000            2001           2000
                                          -----------      ---------     ----------     ----------     ----------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   245,794        261,696        (73,017)       (58,960)        (1,754)       (16,077)
  Realized gain (loss) on investments .        36,302       (158,900)      (511,647)    (1,491,530)      (947,535)      (458,793)
  Change in unrealized gain (loss)
    on investments ....................       (50,181)       288,648        (93,800)      (534,052)       280,758       (265,960)
  Reinvested capital gains ............             -              -        285,015      1,915,674        185,322              -
                                          -----------      ---------     ----------     ----------     ----------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       231,915        391,444       (393,449)      (168,868)      (483,209)      (740,830)
                                          -----------      ---------     ----------     ----------     ----------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        54,045         69,355         37,640         91,401        (36,832)        62,778
  Transfers between funds .............       384,311       (131,743)    (1,479,787)    (2,642,518)    (1,040,060)     2,941,923
  Redemptions .........................      (465,696)      (654,035)      (890,602)    (1,754,872)       (57,373)      (185,606)
  Annuity benefits ....................             -              -         (2,163)        (2,304)             -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -              -              -
  Adjustments to maintain reserves ....       122,260       (121,991)          (161)           725            (45)           (26)
                                          -----------      ---------     ----------     ----------     ----------      ---------
      Net equity transactions .........        94,920       (838,414)    (2,335,073)    (4,307,568)    (1,134,310)     2,819,069
                                          -----------      ---------     ----------     ----------     ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       326,835       (446,970)    (2,728,522)    (4,476,436)    (1,617,519)     2,078,239
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     5,093,691      5,540,661      8,555,563     13,031,999      2,078,239              -
                                          -----------      ---------     ----------     ----------     ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 5,420,526      5,093,691      5,827,041      8,555,563        460,720      2,078,239
                                          ===========      =========     ==========     ==========     ==========      =========


CHANGES IN UNITS:
  Beginning units .....................       438,027        501,453        500,298        756,409        268,198              -
                                          -----------      ---------     ----------     ----------     ----------      ---------
  Units purchased .....................        51,083        283,454          2,330        719,276         (5,858)       292,151
  Units redeemed ......................       (54,269)      (346,880)      (146,758)      (975,387)      (174,553)       (23,953)
                                          -----------      ---------     ----------     ----------     ----------      ---------
  Ending units ........................       434,841        438,027        355,870        500,298         87,787        268,198
                                          ===========      =========     ==========     ==========     ==========      =========

                                                      OppBdFd
                                            -------------------------
                                                2001           2000
                                            ----------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............        499,872        513,512
  Realized gain (loss) on investments .       (328,997)      (225,075)
  Change in unrealized gain (loss)
    on investments ....................        314,066         46,464
  Reinvested capital gains ............              -              -
                                            ----------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        484,941        334,901
                                            ----------      ---------

Equity transactions:
  Purchase payments received from
    contract owners ...................         27,940         95,999
  Transfers between funds .............      2,470,402        145,055
  Redemptions .........................     (1,114,689)      (765,413)
  Annuity benefits ....................              -              -
  Annual contract maintenance charges
    (note 2) ..........................              -              -
  Contingent deferred sales charges
    (note 2) ..........................              -              -
  Adjustments to maintain reserves ....             51            304
                                            ----------      ---------
      Net equity transactions .........      1,383,704       (524,055)
                                            ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      1,868,645       (189,154)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      8,304,502      8,493,656
                                            ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .     10,173,147      8,304,502
                                            ==========      =========


CHANGES IN UNITS:
  Beginning units .....................        701,807        750,565
                                            ----------      ---------
  Units purchased .....................        140,805        203,892
  Units redeemed ......................        (33,199)      (252,650)
                                            ----------      ---------
  Ending units ........................        809,413        701,807
                                            ==========      =========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31,2001 AND 2000

                                                     OppCapAp                      OppGlSec                      OppMSGrInc
                                          ----------------------------    --------------------------      -----------------------
                                               2001             2000         2001            2000           2001           2000
                                          ------------      ----------    ----------      ----------      -------         -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (69,125)       (207,585)      (77,846)       (152,246)      (8,412)         (5,070)
  Realized gain (loss) on investments .     (3,104,132)      1,698,372    (2,678,310)        455,706      (66,926)         (7,252)
  Change in unrealized gain (loss)
    on investments ....................        586,650      (2,480,045)     (377,023)     (1,261,934)         702         (83,075)
  Reinvested capital gains ............        949,396         715,120     1,455,535       2,010,402            -               -
                                          ------------      ----------    ----------      ----------      -------         -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (1,637,211)       (274,138)   (1,677,644)      1,051,928      (74,636)        (95,397)
                                          ------------      ----------    ----------      ----------      -------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         46,257          75,259        35,139         243,423       19,860           6,225
  Transfers between funds .............     (1,673,671)      5,332,507       697,245       1,833,164      348,928         873,422
  Redemptions .........................     (1,085,167)     (3,561,902)   (1,272,049)     (2,492,038)    (193,207)        (35,432)
  Annuity benefits ....................              -               -        (4,509)         (5,432)           -               -
  Annual contract maintenance charges
    (note 2) ..........................              -               -             -               -            -               -
  Contingent deferred sales charges
    (note 2) ..........................              -               -             -               -            -               -
  Adjustments to maintain reserves ....             46             585          (800)            241          (74)            (15)
                                          ------------      ----------    ----------      ----------      -------         -------
      Net equity transactions .........     (2,712,535)      1,846,449      (544,974)       (420,642)     175,507         844,200
                                          ------------      ----------    ----------      ----------      -------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (4,349,746)      1,572,311    (2,222,618)        631,286      100,871         748,803
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     11,683,928      10,111,617    11,476,880      10,845,594      748,803               -
                                          ------------      ----------    ----------      ----------      -------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  7,334,182      11,683,928     9,254,262      11,476,880      849,674         748,803
                                          ============      ==========    ==========      ==========      =======         =======


CHANGES IN UNITS:
  Beginning units .....................        668,394         568,790       465,115         454,998       83,503               -
                                          ------------      ----------    ----------      ----------      -------         -------
  Units purchased .....................          3,093       1,464,576        43,784       3,967,731       31,611          87,454
  Units redeemed ......................       (184,457)     (1,364,972)      (76,047)     (3,957,614)      (8,087)         (3,951)
                                          ------------      ----------    ----------      ----------      -------         -------
  Ending units ........................        487,030         668,394       432,852         465,115      107,027          83,503
                                          ============      ==========    ==========      ==========      =======         =======


                                                       OppMult
                                              -------------------------
                                                 2001           2000
                                              ---------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............          95,130         162,048
  Realized gain (loss) on investments .         (83,418)        (48,219)
  Change in unrealized gain (loss)
    on investments ....................        (214,571)       (216,658)
  Reinvested capital gains ............         209,704         338,764
                                              ---------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           6,845         235,935
                                              ---------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           7,429         158,055
  Transfers between funds .............          30,740        (119,231)
  Redemptions .........................        (641,911)     (1,068,621)
  Annuity benefits ....................               -               -
  Annual contract maintenance charges
    (note 2) ..........................               -               -
  Contingent deferred sales charges
    (note 2) ..........................               -               -
  Adjustments to maintain reserves ....              (8)            213
                                              ---------      ----------
      Net equity transactions .........        (603,750)     (1,029,584)
                                              ---------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        (596,905)       (793,649)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       4,476,576       5,270,225
                                              ---------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .       3,879,671       4,476,576
                                              =========      ==========


CHANGES IN UNITS:
  Beginning units .....................         286,619         353,977
                                              ---------      ----------
  Units purchased .....................           2,529          61,111
  Units redeemed ......................         (42,539)       (128,469)
                                              ---------      ----------
  Ending units ........................         246,609         286,619
                                              =========      ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31,2001 AND 2000

                                                      StOpp2                        StDisc2                     StIntStk2
                                          ----------------------------     -------------------------      ------------------------
                                               2001            2000           2001            2000          2001            2000
                                          ------------      ----------     ---------       ---------      --------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (82,513)       (159,052)       (7,273)        (15,222)      (10,138)        (24,134)
  Realized gain (loss) on investments .     (1,964,561)      1,791,649        12,777          97,653        42,387         430,802
  Change in unrealized gain (loss)
    on investments ....................         48,289      (2,534,485)     (153,413)        (39,730)       (4,288)       (561,636)
  Reinvested capital gains ............      1,420,415       1,389,404       171,526               -        50,337               -
                                          ------------      ----------     ---------       ---------      --------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (578,370)        487,516        23,617          42,701        78,298        (154,968)
                                          ------------      ----------     ---------       ---------      --------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         41,798         154,739         5,819          22,394         8,196          36,272
  Transfers between funds .............       (358,331)        543,054       170,520        (110,753)     (347,790)     (1,270,054)
  Redemptions .........................     (1,139,466)     (1,132,449)     (112,821)       (136,824)      (47,655)       (216,425)
  Annuity benefits ....................              -               -             -               -             -               -
  Annual contract maintenance charges
    (note 2) ..........................              -               -             -               -             -               -
  Contingent deferred sales charges
    (note 2) ..........................              -               -             -               -             -               -
  Adjustments to maintain reserves ....          1,122             318          (101)             24         1,837              22
                                          ------------      ----------     ---------       ---------      --------      ----------
      Net equity transactions .........     (1,454,877)       (434,338)       63,417        (225,159)     (385,412)     (1,450,185)
                                          ------------      ----------     ---------       ---------      --------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (2,033,247)         53,178        87,034        (182,458)     (307,114)     (1,605,153)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     10,972,675      10,919,497       979,216       1,161,674       626,935       2,232,088
                                          ------------      ----------     ---------       ---------      --------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  8,939,428      10,972,675     1,066,250         979,216       319,821         626,935
                                          ============      ==========     =========       =========      ========      ==========


CHANGES IN UNITS:
  Beginning units .....................        502,770         524,454        79,972          97,612        68,138         144,591
                                          ------------      ----------     ---------       ---------      --------      ----------
  Units purchased .....................          2,070         484,944         6,855          26,756           483       3,301,897
  Units redeemed ......................        (74,165)       (506,628)       (1,924)        (44,396)      (23,316)     (3,378,350)
                                          ------------      ----------     ---------       ---------      --------      ----------
  Ending units ........................        430,675         502,770        84,903          79,972        45,305          68,138
                                          ============      ==========     =========       =========      ========      ==========


                                                        UIFEmMkt
                                                 -----------------------
                                                   2001           2000
                                                 -------        --------
INVESTMENT ACTIVITY:
  Net investment income ...............           23,174          20,717
  Realized gain (loss) on investments .          (21,835)          8,248
  Change in unrealized gain (loss)
    on investments ....................           18,706         (24,363)
  Reinvested capital gains ............                -               -
                                                 -------        --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           20,045           4,602
                                                 -------        --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................              882           6,463
  Transfers between funds .............          (61,166)        393,450
  Redemptions .........................           (8,006)       (237,581)
  Annuity benefits ....................                -               -
  Annual contract maintenance charges
    (note 2) ..........................                -               -
  Contingent deferred sales charges
    (note 2) ..........................                -               -
  Adjustments to maintain reserves ....               (6)             15
                                                 -------        --------
      Net equity transactions .........          (68,296)        162,347
                                                 -------        --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .          (48,251)        166,949
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................          359,700         192,751
                                                 -------        --------
CONTRACT OWNERS' EQUITY END OF PERIOD .          311,449         359,700
                                                 =======        ========


CHANGES IN UNITS:
  Beginning units .....................           37,139          21,848
                                                 -------        --------
  Units purchased .....................               97          39,821
  Units redeemed ......................           (7,597)        (24,530)
                                                 -------        --------
  Ending units ........................           29,639          37,139
                                                 =======        ========



                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31,2001 AND 2000

                                                   UIFUSRE                        VEWrldBd                    VEWrldEMkt
                                          --------------------------      ------------------------      ------------------------
                                              2001           2000           2001           2000           2001           2000
                                          -----------     ----------      ---------      ---------      ---------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    80,088      1,127,632         31,110         56,103        (13,680)       (30,835)
  Realized gain (loss) on investments .       237,906        353,960        (38,072)      (168,188)      (155,208)      (419,189)
  Change in unrealized gain (loss)
    on investments ....................       (68,593)       265,799        (52,452)       102,007        108,097       (413,938)
  Reinvested capital gains ............        35,797         23,765              -              -              -              -
                                          -----------     ----------      ---------      ---------      ---------     ----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       285,198      1,771,156        (59,414)       (10,078)       (60,791)      (863,962)
                                          -----------     ----------      ---------      ---------      ---------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        26,285         39,656          1,448         26,292          3,347         24,482
  Transfers between funds .............      (384,317)       611,529       (211,522)      (125,878)      (340,152)      (133,743)
  Redemptions .........................      (415,753)      (856,185)      (160,203)      (209,758)       (66,926)      (409,499)
  Annuity benefits ....................             -              -              -              -         (1,198)        (1,932)
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -              -              -
  Adjustments to maintain reserves ....        16,604       (844,181)           177           (119)          (817)         2,900
                                          -----------     ----------      ---------      ---------      ---------     ----------
      Net equity transactions .........      (757,181)    (1,049,181)      (370,100)      (309,463)      (405,746)      (517,792)
                                          -----------     ----------      ---------      ---------      ---------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (471,983)       721,975       (429,514)      (319,541)      (466,537)    (1,381,754)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     4,583,740      3,861,765      1,205,275      1,524,816      1,175,177      2,556,931
                                          -----------     ----------      ---------      ---------      ---------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 4,111,757      4,583,740        775,761      1,205,275        708,640      1,175,177
                                          ===========     ==========      =========      =========      =========     ==========


CHANGES IN UNITS:
  Beginning units .....................       268,437        285,435        115,671        146,918        181,802        226,604
                                          -----------     ----------      ---------      ---------      ---------     ----------
  Units purchased .....................         1,562        657,106            141        205,155            568      2,207,868
  Units redeemed ......................       (47,534)      (674,104)       (36,205)      (236,402)       (69,117)    (2,252,670)
                                          -----------     ----------      ---------      ---------      ---------     ----------
  Ending units ........................       222,465        268,437         79,607        115,671        113,253        181,802
                                          ===========     ==========      =========      =========      =========     ==========


                                                     VEWrldHAs
                                              -----------------------
                                                2001           2000
                                              --------       --------
INVESTMENT ACTIVITY:
  Net investment income ...............         (1,001)           205
  Realized gain (loss) on investments .        (10,425)        37,917
  Change in unrealized gain (loss)
    on investments ....................        (59,551)        (2,020)
  Reinvested capital gains ............              -              -
                                              --------       --------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (70,977)        36,102
                                              --------       --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          2,170          5,548
  Transfers between funds .............        (78,321)      (312,463)
  Redemptions .........................        (39,160)      (146,190)
  Annuity benefits ....................              -              -
  Annual contract maintenance charges
    (note 2) ..........................              -              -
  Contingent deferred sales charges
    (note 2) ..........................              -              -
  Adjustments to maintain reserves ....             32         (1,743)
                                              --------       --------
      Net equity transactions .........       (115,279)      (454,848)
                                              --------       --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (186,256)      (418,746)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        534,554        953,300
                                              --------       --------
CONTRACT OWNERS' EQUITY END OF PERIOD .        348,298        534,554
                                              ========       ========


CHANGES IN UNITS:
  Beginning units .....................         61,128        119,693
                                              --------       --------
  Units purchased .....................            301        484,472
  Units redeemed ......................        (16,296)      (543,037)
                                              --------       --------
  Ending units ........................         45,133         61,128
                                              ========       ========



See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                          NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31,2001 AND 2000

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

       The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

    (b) The Contracts

       Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

       Contract owners in either the accumulation or payout phase may invest in the following:
           Portfolios of the American Century Variable Portfolios, Inc.
             (American Century VP);
             American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
               (ACVPCapAp)
             American Century VP - American Century VP Income & Growth
               (ACVPIncGr)
             American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)
           Portfolios of the Credit Suisse Trust;
             Credit Suisse Trust - Global Post-Venture Capital Portfolio
               (CSWPGPV)
               (formerly Warburg Pincus Trust - Post-Venture Capital Portfolio)
             Credit Suisse Trust - International Equity Portfolio (CSWPIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)
           Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
             Dreyfus IP - European Equity Portfolio (DryEuroEq)
           The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
           Dreyfus Stock Index Fund (DryStkIx)
           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Appreciation Portfolio (DryAp) (formerly Dreyfus VIF
             - Capital Appreciation Fund)
             Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
           Portfolios of the Fidelity(R) Variable Insurance Products Fund
             (Fidelity VIP);
             Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
           Portfolios of the Fidelity(R) Variable Insurance Products Fund II
             (Fidelity VIP-II);
             Fidelity(R) VIP-II - Asset Manager Portfolio: Initial Class
               (FidVIPAM)
             Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class
               (FidVIPCon)
           Portfolio of the Fidelity(R) Variable Insurance Products Fund III
             (Fidelity VIP-III);
             Fidelity(R) VIP-III - Growth Opportunities Portfolio: Initial Class
               (FidVIPGrOp)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

    Portfolios of the Janus Aspen Series (Janus AS);
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp) Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro) Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT)
    (managed for a fee by an affiliated investment advisor);
      Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp) Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx) Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt) Nationwide(R) SAT - Gartmore Global Technology & Communications Fund
        Class I (NSATGlobTC)
      Nationwide(R) SAT - Gartmore International Growth Fund Class I
        (NSATIntGr)(*)
      Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
      Nationwide(R) SAT - Investor Destinations Aggressive Fund (NSATIDAgg)(*) Nationwide(R) SAT - Investor Destinations Conservative Fund (NSATIDCon)(*) Nationwide(R) SAT - Investor Destinations Moderate Fund (NSATIDMod)(*) Nationwide(R) SAT - Investor Destinations Moderately Aggressive Fund
        (NSATIDModAgg)(*)
      Nationwide(R) SAT - Investor Destinations Moderately Conservative Fund
        (NSATIDModCon)(*)
      Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd) Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
      Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I
        (NSATSmCapG
      Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I
        (NSATSmCapV)
      Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo) Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
      Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc) Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger &
      Berman AMT);
      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
    Funds of the Oppenheimer Variable Account Funds;
      Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
      Oppenheimer Bond Fund/VA (OppBdFd)
      Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
      Oppenheimer Global Securities Fund/VA (OppGlSec)
      Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
      Oppenheimer Multiple Strategies Fund/VA (OppMult)
    Strong Opportunity Fund II, Inc.(StOpp2)
    Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
      Strong VIF - Strong Discovery Fund II (StDisc2)
      Strong VIF - Strong International Stock Fund II (StIntStk2)
    Portfolios of The Universal Institutional Funds, Inc. (UIF);
      UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
      UIF - U.S.Real Estate Portfolio (UIFUSRE)
    Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

(*)At December 31, 2001 contract owners have not invested in this fund.

       The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

       A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

       Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

       The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f)  Calculation of Annuity Reserves

       Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

    The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract. The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share- holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4) Financial Highlights

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.

                                         CONTRACT                     UNIT          CONTRACT         TOTAL
                                      EXPENSE RATE(*)     UNITS    FAIR VALUE    OWNERS' EQUITY    RETURN(**)
                                      ---------------     -----    ----------    --------------    ----------

    American Century Variable Portfolios, Inc.- American Century VP Balanced
       2001  . . . . . . . . . . . . .     1.45%         194,967   $ 14.002938   $     2,730,111    -4.95%
       2000  . . . . . . . . . . . . .     1.45%         228,249     14.731718         3,362,500    -4.05%
       1999  . . . . . . . . . . . . .     1.45%         271,810     15.354284         4,173,448     8.46%
       1998  . . . . . . . . . . . . .     1.45%         281,337     14.156329         3,982,699    14.09%
       1997  . . . . . . . . . . . . .     1.45%         126,240     12.407611         1,566,337    14.13%

    American Century Variable Portfolios, Inc.- American Century VP Capital Appreciation
       2001  . . . . . . . . . . . . .     1.45%         219,542     10.639891         2,335,903   -29.12%
       2000  . . . . . . . . . . . . .     1.45%         340,105     15.010437         5,105,125     7.46%
       1999  . . . . . . . . . . . . .     1.45%         261,538     13.968271         3,653,234    62.14%
       1998  . . . . . . . . . . . . .     1.45%         180,090      8.614847         1,551,448    -3.58%
       1997  . . . . . . . . . . . . .     1.45%         149,319      8.934300         1,334,061    -4.66%

    American Century Variable Portfolios, Inc.- American Century VP Income & Growth
       2001  . . . . . . . . . . . . .     1.45%         516,121     10.007447         5,165,054    -9.69%
       2000  . . . . . . . . . . . . .     1.45%         408,827     11.081251         4,530,315   -11.90%
       1999  . . . . . . . . . . . . .     1.45%         257,679     12.578672         3,241,260    16.31%
       1998  . . . . . . . . . . . . .     1.45%         229,149     10.814821         2,478,205     8.15% 5/1/98

    American Century Variable Portfolios, Inc.- American Century VP International
       2001  . . . . . . . . . . . . .     1.45%         694,788     14.102730         9,798,408   -30.21%
       2000  . . . . . . . . . . . . .     1.45%         927,817     20.206944        18,748,346   -18.03%
       1999  . . . . . . . . . . . . .     1.45%         978,102     24.650510        24,110,713    61.67%
       1998  . . . . . . . . . . . . .     1.45%         895,311     15.247438        13,651,199    17.04%
       1997  . . . . . . . . . . . . .     1.45%         378,392     13.027680         4,929,570    16.92%

    American Century Variable Portfolios, Inc.- American Century VP Value
       2001  . . . . . . . . . . . . .     1.45%         616,782     16.465719        10,155,759    11.18%
       2000  . . . . . . . . . . . . .     1.45%         211,784     14.810356         3,136,596    16.44%
       1999  . . . . . . . . . . . . .     1.45%         167,334     12.719374         2,128,384    -2.29%
       1998  . . . . . . . . . . . . .     1.45%         251,410     13.017145         3,272,640     3.29%
       1997  . . . . . . . . . . . . .     1.45%         134,276     12.602262         1,692,181    24.26%

    Credit Suisse Trust - Global Post-Venture Capital Portfolio
       2001  . . . . . . . . . . . . .     1.45%          42,254     10.786491          455,772    -29.68%
       2000  . . . . . . . . . . . . .     1.45%          72,170     15.338808         1,107,002   -20.11%
       1999  . . . . . . . . . . . . .     1.45%          78,372     19.199834         1,504,729    61.13%
       1998  . . . . . . . . . . . . .     1.45%          74,424     11.915674          886,812      4.97%
       1997  . . . . . . . . . . . . .     1.45%          45,377     11.351955          515,118     11.69%

                                         CONTRACT                          UNIT          CONTRACT          TOTAL
                                      EXPENSE RATE(*)     UNITS         FAIR VALUE    OWNERS' EQUITY     RETURN(**)
                                      ---------------     -----         ----------    --------------     ----------
Credit Suisse Trust - International Equity Portfolio
   2001  . . . . . . . . . . . . . . .     1.45%         204,407          8.839792        1,806,915        -23.41%
   2000  . . . . . . . . . . . . . . .     1.45%         284,709         11.541697        3,286,025        -26.97%
   1999  . . . . . . . . . . . . . . .     1.45%         343,412         15.803207        5,427,011         51.21%
   1998  . . . . . . . . . . . . . . .     1.45%         632,494         10.451107        6,610,262          3.82%
   1997  . . . . . . . . . . . . . . .     1.45%         726,122         10.066530        7,309,529         -3.67%

Credit Suisse Trust - Small Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . .     1.45%         284,014         13.639726        3,873,873        -17.24%
   2000  . . . . . . . . . . . . . . .     1.45%         374,546         16.480247        6,172,611        -19.30%
   1999  . . . . . . . . . . . . . . .     1.45%         733,658         20.420490       14,981,656         66.63%
   1998  . . . . . . . . . . . . . . .     1.45%         895,467         12.254943       10,973,897         -4.26%
   1997  . . . . . . . . . . . . . . .     1.45%         678,608         12.800371        8,686,434         13.97%

Dreyfus Investment Portfolios - European Equity Portfolio
   2001  . . . . . . . . . . . . . . .     1.45%           5,014          6.560563          32,895         -29.18%
   2000  . . . . . . . . . . . . . . .     1.45%          23,190          9.263524         214,821          -7.36% 5/1/00

Dreyfus Socially Responsible Growth Fund, Inc., The
   2001  . . . . . . . . . . . . . . .     1.45%         165,168         15.782223        2,606,718        -23.71%
   2000  . . . . . . . . . . . . . . .     1.45%         257,488         20.685971        5,326,389        -12.32%
   1999  . . . . . . . . . . . . . . .     1.45%         319,941         23.591580        7,547,914         28.20%
   1998  . . . . . . . . . . . . . . .     1.45%         296,186         18.402864        5,450,671         27.51%
   1997  . . . . . . . . . . . . . . .     1.45%         232,382         14.432845        3,353,933         26.57%

Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . .     1.45%       1,679,514         17.730015       29,777,808        -13.46%
   2000  . . . . . . . . . . . . . . .     1.45%       2,426,165         20.488199       49,707,751        -10.59%
   1999  . . . . . . . . . . . . . . .     1.45%       2,657,830         22.914747       60,903,502         18.86%
   1998  . . . . . . . . . . . . . . .     1.45%       2,805,845         19.279341       54,094,843         26.35%
   1997  . . . . . . . . . . . . . . .     1.45%       1,059,915         15.258148       16,172,340         31.03%

Dreyfus Variable Investment Fund - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . .     1.45%         227,008         12.562700        2,851,833        -10.63%
   2000  . . . . . . . . . . . . . . .     1.45%         236,364         14.057304        3,322,641         -2.08%
   1999  . . . . . . . . . . . . . . .     1.45%         360,852         14.356471        5,180,561          9.84%
   1998  . . . . . . . . . . . . . . .     1.45%         373,359         13.070279        4,879,906         28.33%
   1997  . . . . . . . . . . . . . . .     1.45%          37,122         10.184856          378,082          1.85% 7/14/97

Dreyfus Variable Investment Fund - Growth and Income Portfolio
   2001  . . . . . . . . . . . . . . .     1.45%         194,920         12.773299        2,489,771         -7.22%
   2000  . . . . . . . . . . . . . . .     1.45%         216,765         13.767307        2,984,270         -5.17%
   1999  . . . . . . . . . . . . . . .     1.45%         267,211         14.517630        3,879,270         15.19%
   1998  . . . . . . . . . . . . . . .     1.45%         274,064         12.603139        3,454,067         10.19%
   1997  . . . . . . . . . . . . . . .     1.45%         108,048         11.437343        1,235,782         14.53%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                         CONTRACT                       UNIT           CONTRACT          TOTAL
                                      EXPENSE RATE(*)     UNITS      FAIR VALUE     OWNERS' EQUITY     RETURN(**)
                                      ---------------     -----      ----------     --------------     ----------
Fidelity(R) VIP Fund - Equity-Income Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%        1,237,868     15.961729        19,758,514         -6.34%
   2000  . . . . . . . . . . . . . . .     1.45%        1,419,163     17.042623        24,186,260          6.86%
   1999  . . . . . . . . . . . . . . .     1.45%        2,098,395     15.949005        33,467,312          4.79%
   1998  . . . . . . . . . . . . . . .     1.45%        3,221,133     15.220240        49,026,417         10.01%
   1997  . . . . . . . . . . . . . . .     1.45%        2,129,185     13.835418        29,458,164         26.25%

Fidelity(R) VIP Fund - Growth Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%        1,214,827     17.837538        21,669,523        -18.85%
   2000  . . . . . . . . . . . . . . .     1.45%        1,849,240     21.981588        40,649,232        -12.26%
   1999  . . . . . . . . . . . . . . .     1.45%        1,803,875     25.054513        45,195,210         35.45%
   1998  . . . . . . . . . . . . . . .     1.45%        1,677,985     18.497774        31,038,987         37.47%
   1997  . . . . . . . . . . . . . . .     1.45%        1,822,979     13.455923        24,529,865         21.69%

Fidelity(R) VIP Fund - High Income Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%        1,214,161      8.496135        10,315,676        -13.02%
   2000  . . . . . . . . . . . . . . .     1.45%        1,263,020      9.767880        12,337,028        -23.59%
   1999  . . . . . . . . . . . . . . .     1.45%        2,271,367     12.783993        29,037,140          6.59%
   1998  . . . . . . . . . . . . . . .     1.45%        2,664,520     11.993921        31,958,042         -5.72%
   1997  . . . . . . . . . . . . . . .     1.45%        1,589,125     12.721046        20,215,332         15.96%

Fidelity(R) VIP Fund - Overseas Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%          228,754     11.607874        2,655,348         -22.32%
   2000  . . . . . . . . . . . . . . .     1.45%          392,157     14.942870        5,859,951         -20.28%
   1999  . . . . . . . . . . . . . . .     1.45%          434,605     18.743279        8,145,923          40.56%
   1998  . . . . . . . . . . . . . . .     1.45%          426,410     13.334585        5,686,000          11.12%
   1997  . . . . . . . . . . . . . . .     1.45%          301,582     12.000570        3,619,156           9.94%

Fidelity(R) VIP Fund II - Asset Manager Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%          499,835     14.567924        7,281,558          -5.49%
   2000  . . . . . . . . . . . . . . .     1.45%          600,637     15.413978        9,258,206          -5.31%
   1999  . . . . . . . . . . . . . . .     1.45%          740,236     16.279126       12,050,395           9.48%
   1998  . . . . . . . . . . . . . . .     1.45%          647,151     14.869310        9,622,689          13.38%
   1997  . . . . . . . . . . . . . . .     1.45%          369,586     13.114181        4,846,818          18.90%

Fidelity(R) VIP Fund II - Contrafund Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%          981,897     18.045652        17,718,972        -13.52%
   2000  . . . . . . . . . . . . . . .     1.45%        1,215,343     20.868027        25,361,811         -7.97%
   1999  . . . . . . . . . . . . . . .     1.45%        1,507,921     22.675266        34,192,510         22.45%
   1998  . . . . . . . . . . . . . . .     1.45%        2,058,934     18.517428        38,126,162         28.10%
   1997  . . . . . . . . . . . . . . .     1.45%        1,487,639     14.455907        21,505,171         22.34%

Fidelity(R) VIP Fund III - Growth Opportunities Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%          650,185      9.502696         6,178,510        -15.67%
   2000  . . . . . . . . . . . . . . .     1.45%        1,497,995     11.268484        16,880,133        -18.26%
   1999  . . . . . . . . . . . . . . .     1.45%        1,490,098     13.786395        20,543,080          2.76%
   1998  . . . . . . . . . . . . . . .     1.45%        1,603,375     13.416112        21,511,059         22.81%
   1997  . . . . . . . . . . . . . . .     1.45%          270,758     10.924397         2,957,868          9.24% 7/14/97

                                         CONTRACT                             UNIT                 CONTRACT          TOTAL
                                      EXPENSE RATE(*)     UNITS           FAIR VALUE            OWNERS' EQUITY     RETURN(**)
                                      ---------------     -----           ----------            --------------     ----------
Janus Aspen Series - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . .    1.45%         233,415           6.052211              1,412,677        -22.97%
   2000  . . . . . . . . . . . . . . . .    1.45%         214,884           7.857070              1,688,359        -21.43% 5/1/00

Janus Aspen Series - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . .    1.45%         142,740           4.146734                591,905        -38.23%
   2000  . . . . . . . . . . . . . . . .    1.45%         111,412           6.713510                747,966        -32.86% 5/1/00

Janus Aspen Series - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . .    1.45%         175,540           5.942089              1,043,074        -24.55%
   2000  . . . . . . . . . . . . . . . .    1.45%         187,314           7.875304              1,475,155        -21.25% 5/1/00

Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%         390,499          10.644722              4,156,753        -29.18%
   2000  . . . . . . . . . . . . . . . .    1.45%         826,422          15.031680             12,422,511        -27.59%
   1999  . . . . . . . . . . . . . . . .    1.45%         700,550          20.760238             14,543,585         2.77%
   1998  . . . . . . . . . . . . . . . .    1.45%       1,466,628          20.201552             29,628,162         28.08%
   1997  . . . . . . . . . . . . . . . .    1.45%         291,079          15.772381              4,591,009         32.54%

Nationwide(R) SAT - Dreyfus NSAT Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%         153,386          10.130068              1,553,811         -2.75%
   2000  . . . . . . . . . . . . . . . .    1.45%          59,684          10.416005                621,669          4.16% 5/1/00

Nationwide(R) SAT - Gartmore NSAT Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%          10,558           8.111518                 85,641         -6.57%

Nationwide(R) SAT - Gartmore NSAT Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%           5,944           3.384294                 20,116        -43.56%
   2000  . . . . . . . . . . . . . . . .    1.45%           2,117           5.996363                 12,694        -40.04% 10/2/00

Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%       1,059,220          13.281734             14,068,278          5.69%
   2000  . . . . . . . . . . . . . . . .    1.45%       1,081,595          12.566516             13,591,881         10.92%
   1999  . . . . . . . . . . . . . . . .    1.45%       1,373,951          11.329778             15,566,560         -3.76%
   1998  . . . . . . . . . . . . . . . .    1.45%       1,280,403          11.772852             15,073,995          7.33%
   1997  . . . . . . . . . . . . . . . .    1.45%         357,387          10.968893              3,920,140          8.08%

Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%          23,299          10.669457                248,588          2.67%
   2000  . . . . . . . . . . . . . . . .    1.45%          31,179          10.392004                324,012          3.92% 5/1/00

Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%       4,059,331          12.250347             49,728,213          2.09%
   2000  . . . . . . . . . . . . . . . .    1.45%       4,008,314          11.999210             48,096,601          4.50%
   1999  . . . . . . . . . . . . . . . .    1.45%       8,415,001          11.482780             96,627,605          3.33%
   1998  . . . . . . . . . . . . . . . .    1.45%       4,602,553          11.112968             51,148,024          3.75%
   1997  . . . . . . . . . . . . . . . .    1.45%       2,711,857          10.711730             29,048,680          3.73%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                         CONTRACT                        UNIT           CONTRACT          TOTAL
                                      EXPENSE RATE(*)     UNITS       FAIR VALUE     OWNERS' EQUITY     RETURN(**)
                                      ---------------     -----       ----------     --------------     ----------
Nationwide(R) SAT- Nationwide(R) Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%          88,529      7.064763          625,436         -12.14%
   2000  . . . . . . . . . . . . . . . .    1.45%          29,652      8.040986          238,431         -19.59% 5/1/00

Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%         610,425     14.870525        9,077,340          26.41%
   2000  . . . . . . . . . . . . . . . .    1.45%         479,284     11.764073        5,638,332           9.60%
   1999  . . . . . . . . . . . . . . . .    1.45%         141,985     10.734023        1,524,070          25.98%
   1998  . . . . . . . . . . . . . . . .    1.45%          58,283      8.520115          496,578         -14.80% 5/1/98

Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%         496,847     19.592300        9,734,375          -8.07%
   2000  . . . . . . . . . . . . . . . .    1.45%         528,210     21.311278       11,256,830           7.33%
   1999  . . . . . . . . . . . . . . . .    1.45%         581,775     19.856438       11,551,979          41.93%
   1998  . . . . . . . . . . . . . . . .    1.45%         626,515     13.989917        8,764,893          -0.46%
   1997  . . . . . . . . . . . . . . . .    1.45%         424,486     14.053920        5,965,692          15.65%

Nationwide(R) SAT - Strong NSAT Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%          80,084      5.543700          443,962         -31.33%
   2000  . . . . . . . . . . . . . . . .    1.45%         119,516      8.072647          964,810         -19.27% 5/1/00

Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%         390,166     15.262678        5,954,978         -13.11%
   2000  . . . . . . . . . . . . . . . .    1.45%         490,996     17.564788        8,624,241          -3.53%
   1999  . . . . . . . . . . . . . . . .    1.45%         775,829     18.207860       14,126,186           5.39%
   1998  . . . . . . . . . . . . . . . .    1.45%         763,732     17.276235       13,194,414          16.36%
   1997  . . . . . . . . . . . . . . . .    1.45%         386,418     14.846819        5,737,078          27.55%

Nationwide(R) SAT - Turner NSAT Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%          47,553      3.798019          180,607         -39.92%
   2000  . . . . . . . . . . . . . . . .    1.45%           7,147      6.321864           45,182         -36.78% 10/2/00

Neuberger Berman Advisers Management Trust - Growth Portfolio
   2001  . . . . . . . . . . . . . . . .    1.45%         195,163     13.420543        2,619,193         -31.38%
   2000  . . . . . . . . . . . . . . . .    1.45%         408,639     19.557437        7,991,931         -12.93%
   1999  . . . . . . . . . . . . . . . .    1.45%         305,262     22.462268        6,856,877          48.22%
   1998  . . . . . . . . . . . . . . . .    1.45%         215,146     15.154915        3,260,519          13.85%
   1997  . . . . . . . . . . . . . . . .    1.45%         106,902     13.311087        1,422,982          27.14%

Neuberger Berman Advisers Management Trust - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . .    1.45%         112,115     10.160615        1,139,157          -2.94%
   2000  . . . . . . . . . . . . . . . .    1.45%          53,703     10.468884          562,210          -0.33%
   1999  . . . . . . . . . . . . . . . .    1.45%         165,279     10.503255        1,735,967          13.27%
   1998  . . . . . . . . . . . . . . . .    1.45%          74,580      9.272982          691,579          -7.27% 5/1/98

                                         CONTRACT                            UNIT                CONTRACT          TOTAL
                                      EXPENSE RATE(*)     UNITS           FAIR VALUE          OWNERS' EQUITY     RETURN(**)
                                      ---------------     -----           ----------          --------------     ----------
Neuberger Berman Advisers Management Trust - Limited Maturity Bond Portfolio
   2001  . . . . . . . . . . . . . . . .    1.45%         434,841          12.465535              5,420,526         7.20%
   2000  . . . . . . . . . . . . . . . .    1.45%         438,027          11.628715              5,093,691         5.24%
   1999  . . . . . . . . . . . . . . . .    1.45%         501,453          11.049212              5,540,661         0.01%
   1998  . . . . . . . . . . . . . . . .    1.45%         806,311          11.048525              8,908,547         2.88%
   1997  . . . . . . . . . . . . . . . .    1.45%         601,693          10.739513              6,461,890         5.19%

Neuberger Berman Advisers Management Trust - Partners Portfolio
   2001  . . . . . . . . . . . . . . . .    1.45%         355,870          16.362175              5,822,807        -4.25%
   2000  . . . . . . . . . . . . . . . .    1.45%         500,298          17.087601              8,548,893        -0.75%
   1999  . . . . . . . . . . . . . . . .    1.45%         756,409          17.216794             13,022,938         5.81%
   1998  . . . . . . . . . . . . . . . .    1.45%       1,512,099          16.270918             24,603,239         2.70%
   1997  . . . . . . . . . . . . . . . .    1.45%       1,158,923          15.843430             18,361,315        29.35%

Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . .    1.45%          87,787           5.248179                460,722       -32.27%
   2000  . . . . . . . . . . . . . . . .    1.45%         268,198           7.748895              2,078,238       -22.51% 5/1/00

Oppenheimer Bond Fund/VA
   2001  . . . . . . . . . . . . . . . .    1.45%         809,413          12.568557             10,173,153         6.22%
   2000  . . . . . . . . . . . . . . . .    1.45%         701,807          11.833028              8,304,502         4.57%
   1999  . . . . . . . . . . . . . . . .    1.45%         750,566          11.316334              8,493,656        -2.95%
   1998  . . . . . . . . . . . . . . . .    1.45%         919,787          11.659886             10,724,612         5.25%
   1997  . . . . . . . . . . . . . . . .    1.45%         384,144          11.077843              4,255,487         7.67%

Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . .    1.45%         487,030          15.058982              7,334,176       -13.85%
   2000  . . . . . . . . . . . . . . . .    1.45%         668,394          17.480600             11,683,928        -1.67%
   1999  . . . . . . . . . . . . . . . .    1.45%         568,790          17.777418             10,111,618        39.60%
   1998  . . . . . . . . . . . . . . . .    1.45%         110,408          12.734164              1,405,954        22.20%
   1997  . . . . . . . . . . . . . . . .    1.45%          13,664          10.420499                142,386         4.20% 7/14/97

Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . .    1.45%         432,852          21.358918              9,245,250       -13.32%
   2000  . . . . . . . . . . . . . . . .    1.45%         465,116          24.641540             11,461,175         3.57%
   1999  . . . . . . . . . . . . . . . .    1.45%         454,999          23.791512             10,825,114        56.19%
   1998  . . . . . . . . . . . . . . . .    1.45%         652,299          15.232440              9,936,105        12.45%
   1997  . . . . . . . . . . . . . . . .    1.45%         322,964          13.545830              4,374,815        20.65%

Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . .    1.45%         107,027           7.938854                849,672       -11.47%
   2000  . . . . . . . . . . . . . . . .    1.45%          83,502           8.967494                748,804       -10.33% 5/1/00

Oppenheimer Multiple Strategies Fund/VA
   2001  . . . . . . . . . . . . . . . .    1.45%         246,609          15.732046              3,879,664         0.73%
   2000  . . . . . . . . . . . . . . . .    1.45%         286,620          15.618506              4,476,576         4.90%
   1999  . . . . . . . . . . . . . . . .    1.45%         353,978          14.888567              5,270,225        10.18%
   1998  . . . . . . . . . . . . . . . .    1.45%         366,337          13.513276              4,950,413         5.11%
   1997  . . . . . . . . . . . . . . . .    1.45%         250,810          12.856596              3,224,563        15.52%


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                         CONTRACT                        UNIT           CONTRACT          TOTAL
                                      EXPENSE RATE(*)      UNITS      FAIR VALUE     OWNERS' EQUITY     RETURN(**)
                                      ---------------      -----      ----------     --------------     ----------
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . .    1.45%         430,675     20.756791         8,939,431         -5.11%
   2000  . . . . . . . . . . . . . . . .    1.45%         502,769     21.824486        10,972,675          5.06%
   1999  . . . . . . . . . . . . . . . .    1.45%         524,452     20.820776        10,919,498         32.95%
   1998  . . . . . . . . . . . . . . . .    1.45%         620,363     15.660253         9,715,042         11.90%
   1997  . . . . . . . . . . . . . . . .    1.45%         949,907     13.995266        13,294,201         23.64%

Strong Variable Insurance Funds, Inc.- Strong Discovery Fund II
   2001  . . . . . . . . . . . . . . . .    1.45%          84,903     12.558481         1,066,253          2.56%
   2000  . . . . . . . . . . . . . . . .    1.45%          79,972     12.244478           979,215          2.89%
   1999  . . . . . . . . . . . . . . . .    1.45%          97,613     11.900815         1,161,674          3.57%
   1998  . . . . . . . . . . . . . . . .    1.45%          99,090     11.491081         1,138,651          5.70%
   1997  . . . . . . . . . . . . . . . .    1.45%         101,294     10.870948         1,101,162          9.77%

Strong Variable Insurance Funds, Inc.- Strong International Stock Fund II
   2001  . . . . . . . . . . . . . . . .    1.45%          45,305      7.059335           319,823         -23.28%
   2000  . . . . . . . . . . . . . . . .    1.45%          68,138      9.200959           626,935         -40.40%
   1999  . . . . . . . . . . . . . . . .    1.45%         144,591     15.437256         2,232,088          84.49%
   1998  . . . . . . . . . . . . . . . .    1.45%         164,363      8.367348         1,375,282          -6.16%
   1997  . . . . . . . . . . . . . . . .    1.45%         324,289      8.916485         2,891,518         -14.77%

Universal Institutional Funds, Inc.- Emerging Markets Debt Portfolio, The
   2001  . . . . . . . . . . . . . . . .    1.45%          29,639     10.507976           311,446           8.49%
   2000  . . . . . . . . . . . . . . . .    1.45%          37,139      9.685225           359,700           9.78%
   1999  . . . . . . . . . . . . . . . .    1.45%          21,848      8.822360           192,751          27.50%
   1998  . . . . . . . . . . . . . . . .    1.45%          48,867      6.919419           338,131         -29.42%
   1997  . . . . . . . . . . . . . . . .    1.45%          10,893      9.803540           106,790          -1.96% 7/14/97

Universal Institutional Funds, Inc.- U.S.Real Estate Portfolio, The
   2001  . . . . . . . . . . . . . . . .    1.45%         222,465     18.482684         4,111,750           8.24%
   2000  . . . . . . . . . . . . . . . .    1.45%         268,437     17.075663         4,583,740           3.90%
   1999  . . . . . . . . . . . . . . . .    1.45%         285,435     13.529402         3,861,765          -4.77%
   1998  . . . . . . . . . . . . . . . .    1.45%         461,738     14.207613         6,560,195         -12.90%
   1997  . . . . . . . . . . . . . . . .    1.45%         455,754     16.312466         7,434,472          19.71%

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund
   2001  . . . . . . . . . . . . . . . .    1.45%          79,607      9.744849           775,758          -6.48%
   2000  . . . . . . . . . . . . . . . .    1.45%         115,670     10.419942         1,205,275           0.40%
   1999  . . . . . . . . . . . . . . . .    1.45%         146,918     10.378690         1,524,816          -9.16%
   1998  . . . . . . . . . . . . . . . .    1.45%         192,339     11.425229         2,197,517          11.12%
   1997  . . . . . . . . . . . . . . . .    1.45%         187,896     10.281856         1,931,920           0.90%

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund
   2001  . . . . . . . . . . . . . . . .    1.45%         113,253      6.235470           706,186          -3.24%
   2000  . . . . . . . . . . . . . . . .    1.45%         181,801      6.444541         1,171,624         -42.71%
   1999  . . . . . . . . . . . . . . . .    1.45%         226,604     11.248273         2,548,904          97.39%
   1998  . . . . . . . . . . . . . . . .    1.45%         187,964      5.698612         1,071,134         -35.09%
   1997  . . . . . . . . . . . . . . . .    1.45%         175,751      8.778805         1,542,884         -12.89%

                                          CONTRACT                        UNIT          CONTRACT         TOTAL
                                       EXPENSE RATE(*)      UNITS      FAIR VALUE    OWNERS' EQUITY    RETURN(**)
                                       ---------------      -----      ----------    --------------    ----------
   Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund
      2001  . . . . . . . . . . . . . . .    1.45%          45,133      7.717061          348,294       -11.75%
      2000  . . . . . . . . . . . . . . .    1.45%          61,129      8.744687          534,554         9.80%
      1999  . . . . . . . . . . . . . . .    1.45%         119,693      7.964538          953,299        19.25%
      1998  . . . . . . . . . . . . . . .    1.45%         131,829      6.678951          880,479       -31.97%
      1997  . . . . . . . . . . . . . . .    1.45%         147,411      9.817789        1,447,250        -3.10%
                                                                                     ------------

   2001 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            29,438
      Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . .            20,942
                                                                                     ------------
   2001 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . .      $322,158,316
                                                                                     ============

   2000 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            48,331
      Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . .            33,619
                                                                                     ------------
   2000 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . .      $428,751,307
                                                                                     ============

   1999 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            68,791
      Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . .            48,622
                                                                                     ------------
   1999 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . .      $558,672,499
                                                                                     ============

   1998 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            67,617
                                                                                     ------------
   1998 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . .      $504,387,087
                                                                                     ============

   1997 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . .      $271,561,976
                                                                                     ============

 (*)This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**)This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the "Company"), a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2001 and 2000, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.


KPMG, LLP
January 29, 2002




See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                                                December 31,
                                                                                                       -----------------------------
                                                                                                            2001            2000
====================================================================================================================================

                                                                     ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $2,464,658 in 2001; $1,184,078 in 2000)                               $2,501,627      $1,192,444
    Equity securities (no cost in 2001; $979 in 2000)                                                           --             1,828
  Mortgage loans on real estate, net                                                                         663,458         380,685
  Real estate, net                                                                                             1,223           1,822
  Policy loans                                                                                                   486           1,517
  Other long-term investments                                                                                   --                 8
  Short-term investments, including amounts managed by a related party                                        75,462          61,194
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           3,242,256       1,639,498
------------------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                           1,842            --
Accrued investment income                                                                                     34,241          16,925
Deferred policy acquisition costs                                                                            129,924         108,982
Reinsurance receivable from a related party                                                                  102,472          96,892
Other assets                                                                                                 121,043          69,459
Assets held in separate accounts                                                                           2,312,919       2,242,478
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,944,697      $4,174,234
====================================================================================================================================

                                                      LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                                         $3,271,309      $1,765,451
Other liabilities                                                                                            103,305          10,493
Liabilities related to separate accounts                                                                   2,312,919       2,242,478
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           5,687,533       4,018,422
------------------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 8 and 12)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares                               2,640           2,640
  Additional paid-in capital                                                                                 152,960          77,960
  Retained earnings                                                                                           90,026          72,063
  Accumulated other comprehensive income                                                                      11,538           3,149
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             257,164         155,812
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,944,697      $4,174,234
====================================================================================================================================


See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                                                     Years ended December 31,
                                                                                           -----------------------------------------
                                                                                                  2001           2000          1999
====================================================================================================================================

Revenues:
  Policy charges                                                                               $ 51,286       $ 55,992      $ 44,793
  Life insurance premiums                                                                         1,380          1,297           292
  Net investment income                                                                          16,880         14,732        13,959
  Net realized (losses) gains on investments, hedging instruments and hedged
     items                                                                                         (244)           842         5,208
  Other                                                                                             816            929         1,059
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 70,118         73,792        65,311
------------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                                              5,114         11,097         8,548
  Other benefits and claims                                                                       4,549          5,581         5,210
  Amortization of deferred policy acquisition costs                                              11,257          9,893        13,592
  Other operating expenses                                                                       22,730         29,982        24,185
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 43,650         56,553        51,535
------------------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                           26,468         17,239        13,776
Federal income tax expense                                                                        8,175          4,712         4,571
------------------------------------------------------------------------------------------------------------------------------------
    Income before cumulative effect of adoption of accounting principles                         18,293         12,527         9,205
Cumulative effect of adoption of accounting principles, net of tax                                 (330)          --            --
------------------------------------------------------------------------------------------------------------------------------------
    Net income                                                                                 $ 17,963       $ 12,527      $  9,205
====================================================================================================================================


See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2001, 2000 and 1999
                                ($000's omitted)



                                                                                                        Accumulated
                                                                     Additional                            other          Total
                                                       Common          paid-in           Retained      comprehensive  shareholder's
                                                       stock           capital           earnings      income (loss)     equity
====================================================================================================================================

Balance as of December 31, 1998                     $   2,640         $  52,960        $  50,331        $  10,055       $ 115,986

Comprehensive income:
  Net income                                             --                --              9,205             --             9,205
  Net unrealized losses on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --            (11,923)        (11,923)
                                                                                                                        ---------
  Total comprehensive loss                                                                                                 (2,718)
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 1999                         2,640            52,960           59,536           (1,868)        113,268
=================================================================================================================================

Comprehensive income:
  Net income                                             --                --             12,527             --            12,527
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --              5,017           5,017
                                                                                                                        ---------
  Total comprehensive income                                                                                               17,544
                                                                                                                        ---------
  Capital contribution                                   --              25,000             --               --            25,000
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                         2,640            77,960           72,063            3,149         155,812
=================================================================================================================================

Comprehensive income:
  Net income                                             --                --             17,963             --            17,963
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                           --                --               --              8,015           8,015
  Cumulative effect of adoption of
     accounting principles, net of tax                   --                --               --                452             452
  Accumulated net losses on cash flow
     hedges, net of tax                                  --                --               --                (78)            (78)
                                                                                                                        ---------
  Total comprehensive income                                                                                               26,352
                                                                                                                        ---------
  Capital contributions                                  --              75,000             --               --            75,000
---------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                     $   2,640         $ 152,960        $  90,026        $  11,538       $ 257,164
=================================================================================================================================

See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                                  Years ended December 31,
                                                                                      ---------------------------------------------
                                                                                             2001            2000           1999
===================================================================================================================================
Cash flows from operating activities:
  Net income                                                                            $    17,963     $    12,527     $     9,205
  Adjustments to reconcile net income to net cash (used in) provided by operating activities:
      Interest credited to policyholder account balances                                      5,114          11,097           8,548
      Capitalization of deferred policy acquisition costs                                   (47,193)        (38,932)        (33,965)
      Amortization of deferred policy acquisition costs                                      11,257           9,893          13,592
      Amortization and depreciation                                                           1,125             625           1,351
      Realized losses (gains) on investments, hedging instruments and hedged
         items                                                                                  244            (842)         (5,208)
      Cumulative effect of adoption of accounting principles                                    508            --              --
      Increase in accrued investment income                                                 (17,316)         (3,019)         (2,261)
      Increase in other assets                                                              (58,114)        (31,833)         (1,309)
      Increase (decrease) in other liabilities                                               23,384         (33,516)         21,795
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash (used in ) provided by operating activities                              (63,028)        (74,000)         11,748
-----------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                   288,962         190,173         137,210
  Proceeds from sale of securities available-for-sale                                       110,574          47,537          73,864
  Proceeds from repayments of mortgage loans on real estate                                  77,513          30,896          32,397
  Proceeds from sale of real estate                                                           1,188           1,269            --
  Proceeds from repayments of policy loans and sale of other invested assets                  3,224             267             109
  Cost of securities available-for-sale acquired                                         (1,680,536)       (354,904)       (375,642)
  Cost of mortgage loans on real estate acquired                                           (360,971)        (82,250)        (93,500)
  Cost of real estate acquired                                                                   (2)           --              --
  Short-term investments, net                                                               (14,268)        (60,488)          1,571
  Collateral received - securities lending, net                                              64,935            --              --
  Other, net                                                                                 (1,493)         (1,327)           (242)
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash used in investing activities                                          (1,510,874)       (228,827)       (224,233)
-----------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital contributions received                                                             75,000          25,000            --
  Increase in investment and universal life insurance product account balances            1,748,753         469,596         353,139
  Decrease in investment and universal life insurance product account balances             (248,009)       (196,049)       (136,376)
-----------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by financing activities                                       1,575,744         298,547         216,763
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in cash                                                               1,842          (4,280)          4,278

Cash, beginning of year                                                                        --             4,280               2
-----------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                       $     1,842     $      --       $     4,280
===================================================================================================================================



See accompanying notes to financial statements, including note 11 which describes related party transactions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2001, 2000 and 1999
                                ($000's omitted)


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products in the United States of America, including individual annuities and life insurance.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which differ from statutory accounting practices. The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See also note 10.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

         (a) VALUATION OF INVESTMENTS, INVESTMENT INCOME AND RELATED GAINS AND LOSSES

                  The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer. Impairment losses result in a reduction of the cost basis of the underlying investment.

                  For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                  Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

                  The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

                  Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

                  Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

         (b)      DERIVATIVE INSTRUMENTS

                  Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

                  The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                  The Company may enter into receive fixed/pay variable interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

                  Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item.

                  From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

                  The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument, because it is unlikely that a forecasted transaction will occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

                  When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the balance sheet at its fair value, and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

                  Prior to the adoption of SFAS 133, defined in note 2 (i), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         (c)      REVENUES AND BENEFITS

                  INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
                  Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

                  TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)      DEFERRED POLICY ACQUISITION COSTS

                  The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new or renewal business have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period.

                  For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. The Company regularly reviews the estimated future gross profits and revises such estimates when appropriate. The cumulative change in amortization as a result of changes in estimates to reflect current best estimates is recorded as a charge or credit to amortization expense. The most significant assumptions that are involved in the estimation of future gross profits include future market performance and surrender/lapse rates. In the event actual experience differs significantly from assumptions or assumptions are significantly revised, the Company may be required to record a significant charge or credit to amortization expense. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (e)      SEPARATE ACCOUNTS

                  Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value except for separate account contracts with guaranteed investment funds. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

         (f)      FUTURE POLICY BENEFITS

                  Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         (g)      FEDERAL INCOME TAX


                  The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement, which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.

                  The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (h)      REINSURANCE CEDED

                  Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (i)      RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

                  In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

                  SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

                  As of January 1, 2001, all derivatives qualified for hedge accounting under SFAS 133. The adoption of SFAS 133 resulted in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 also resulted in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) was recorded in AOCI as of January 1, 2001. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively.

                  The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                  In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $432 with a corresponding increase to AOCI.

                  In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141) and Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets (SFAS 142).

                  SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

                  SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets, and will carry forward provisions in Opinion 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations ceased upon adoption of this statement, which was January 1, 2002 for the Company. Companies are required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the cumulative effect of a change in accounting principle.

                  The Company does not expect any material impact of adopting SFAS 141 and SFAS 142 on the results of operations and financial position.

                  In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions. SFAS 144 is effective for fiscal years beginning after December 15, 2001 (January 1, 2002 for the Company) and will carry forward many of the provisions of SFAS 121 and Opinion 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. Management does not expect the adoption of SFAS 144 to have a material impact on the results of operations or financial position of the Company.

                  In 2001, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 01-5, Amendments to Specific AICPA Pronouncements for Changes Related to the NAIC Codification (SOP 01-5). In doing so, AICPA SOP 94-5, Disclosures of Certain Matters in the Financial Statements of Insurance Enterprises, was amended to reflect the results of the completion of the NAIC codification of statutory accounting practices for certain insurance enterprises (Codification). The adoption of SOP 01-5 did not have an impact on the results of operations or financial position of the Company.

         (j)      RECLASSIFICATION

                  Certain items in the 2000 and 1999 financial statements and related footnotes have been reclassified to conform to the 2001 presentation.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

               (3)    INVESTMENTS

                     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2001 and 2000 were:


                                                                                           Gross         Gross
                                                                         Amortized      unrealized    unrealized   Estimated
                                                                            cost           gains        losses    fair value
        ====================================================================================================================

         December 31,
           2001 Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $   56,381   $    1,469   $      243   $   57,607
             Obligations of states and political subdivisions                  2,046            1         --          2,047
             Debt securities issued by foreign governments                       549           86         --            635
             Corporate securities                                          1,500,190       38,031       12,527    1,525,694
             Mortgage-backed securities - U.S. Government backed             318,148        6,791          979      323,960
             Asset-backed securities                                         587,344       10,454        6,114      591,684
        -------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                           2,464,658       56,832       19,863    2,501,627
           Equity securities                                                    --           --           --           --
        -------------------------------------------------------------------------------------------------------------------
                                                                          $2,464,658   $   56,832   $   19,863   $2,501,627
        ===================================================================================================================

         December 31, 2000
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $   40,694   $      769   $      133   $   41,330
             Obligations of states and political subdivisions                  3,129         --             37        3,092
             Debt securities issued by foreign governments                     1,253           12           13        1,252
             Corporate securities                                            662,849       11,717        7,859      666,707
             Mortgage-backed securities - U.S. Government backed             236,368        2,190          413      238,145
             Asset-backed securities                                         239,785        3,342        1,209      241,918
        -------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                           1,184,078       18,030        9,664    1,192,444
           Equity securities                                                     979          849         --          1,828
        -------------------------------------------------------------------------------------------------------------------
                                                                          $1,185,057   $   18,879   $    9,664   $1,194,272
        ===================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                            Amortized            Estimated
                                                                                               cost              fair value
        ====================================================================================================================

         Fixed maturity securities available-for-sale:
            Due in one year or less                                                         $   92,255           $   93,634
            Due after one year through five years                                              643,605              660,158
            Due after five years through ten years                                             669,210              676,749
            Due after ten years                                                                154,096              155,442
        -------------------------------------------------------------------------------------------------------------------
                                                                                             1,559,166            1,585,983
             Mortgage-backed securities - U.S. Government backed                               318,148              323,960
             Asset-backed securities                                                           587,344              591,684
        -------------------------------------------------------------------------------------------------------------------
                                                                                            $2,464,658           $2,501,627
        ===================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



The components of unrealized gains on securities available-for-sale, net, were as follows as of each December 31:

                                                                                               2001                  2000
         ==================================================================================================================

         Gross unrealized gains                                                              $ 36,969             $  9,215
         Adjustment to deferred policy acquisition costs                                      (19,363)              (4,369)
         Deferred federal income tax                                                           (6,152)              (1,697)
         -----------------------------------------------------------------------------------------------------------------
                                                                                             $ 11,454             $  3,149
         ==================================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                                          2001                2000                 1999
         ==================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                    $ 28,603             $ 22,622             $(35,128)
           Equity securities                                                (849)              (2,820)              (1,861)
         -----------------------------------------------------------------------------------------------------------------
                                                                        $ 27,754             $ 19,802             $(36,989)
         ==================================================================================================================

         Proceeds from the sale of securities available-for-sale during 2001, 2000 and 1999 were $110,574, $47,537 and $73,864, respectively. During
         2001, gross gains of $3,266 ($376 and $297 in 2000 and 1999, respectively) and gross losses of $207 ($778 and $37 in 2000 and 1999, respectively) were realized on those sales.

         The Company had no investments that were non-income producing for the twelve month periods preceding December 31, 2001 and 2000.

         Real estate is presented at cost less accumulated depreciation of $165 as of December 31, 2001 ($138 as of December 31, 2000). The carrying value of real estate held for disposal totaled $727 as of December 31, 2001, none as of December 31, 2000.

         The recorded investment of mortgage loans on real estate considered to be impaired was $898 as of December 31, 2001 (none as of December 31, 2000), which includes $411 (none as of December 31, 2000) of impaired mortgage loans on real estate for which the related valuation allowance was $77 (none as of December 31, 2000) and $487 (none as of December 31, 2000) of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2001, the average recorded investment in impaired mortgage loans on real estate was approximately $180 ($527 in 2000) and interest income recognized on those loans totaled $9 in 2001 (none in 2000) which is equal to interest income recognized using a cash-basis method of income recognition.

         The valuation allowance account for mortgage loans on real estate was $750 for the year ended December 31, 2001, which was unchanged from the previous two years.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          2001                2000                   1999
         ====================================================================================================================
         Gross investment income:
           Fixed maturity securities available-for-sale                 $121,017             $ 75,426             $ 66,160
           Mortgage loans on real estate                                  37,633               27,821               23,475
           Real estate                                                       332                  461                  413
           Short-term investments                                          3,405                1,352                1,580
           Derivatives                                                       626                 --                   --
           Other                                                             245                  431                  334
         -----------------------------------------------------------------------------------------------------------------
               Total investment income                                   163,258              105,491               91,962
         Less:
           Investment expenses                                             2,243                1,988                2,040
           Net investment income ceded (note 11)                         144,135               88,771               75,963
         -----------------------------------------------------------------------------------------------------------------
               Net investment income                                    $ 16,880             $ 14,732             $ 13,959
         =================================================================================================================

         An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

                                                                            2001                2000              1999
         =================================================================================================================

         Realized gains (losses) on sale of fixed maturity securities
            available-for-sale                                          $  3,059             $   (401)            $    260
         Other-than-temporary impairments of fixed maturity securities
            available-for-sale                                            (2,658)                (636)                --
         Real estate                                                          79                  373                 --
         Mortgage loans on real estate                                       383                 (261)                   7
         Derivatives                                                      (1,513)                --                     (2)
         Other                                                               406                1,767                4,943
         -----------------------------------------------------------------------------------------------------------------
         Net realized (losses) gains on investments, hedging instruments
            and hedged items                                            $   (244)            $    842             $  5,208
         =================================================================================================================

         Fixed maturity securities with an amortized cost of $3,435 and $3,420 were on deposit with various regulatory agencies as required by law as of December 31, 2001 and 2000, respectively.

         As of December 31, 2001, the Company had loaned securities with a fair value of $64,047. As of December 31, 2001 the Company held collateral of $64,935. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)      DERIVATIVE FINANCIAL INSTRUMENTS

         QUALITATIVE DISCLOSURE

         Interest Rate Risk Management

         The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

         Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

         Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

         With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

         Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

         In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets.

         The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

         Foreign Currency Risk Management

         The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

         Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

         Non-Hedging Derivatives

         From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

         QUANTITATIVE DISCLOSURE

         Fair Value Hedges

         During the year ended December 31, 2001, losses of $1,400 were recognized in net realized losses on investments, hedging instruments and hedged items representing the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

         Cash Flow Hedges

         For the year ended December 31, 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

         The Company does not anticipate reclassifying any losses out of AOCI over the next 12-month period.

         As of December 31, 2001, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Other Derivative Instruments

         Net realized gains and losses on investments, hedging instruments and hedged items for the year ended December 31, 2001 include a gain of $74 related to other derivative instruments.

         The notional amount of derivative financial instruments outstanding as of December 31, 2001 and 2000 were as follows:


                                                                                              2001                 2000
         =======================================================================================================================

         Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                        $ 10,500             $  6,000
            Pay variable/receive fixed rate swaps hedging investments                          12,400                5,000
            Other                                                                              55,700                1,600

         Cross currency interest rate swaps
             Hedging foreign currency denominated investments                                $  2,000             $  1,420

         Interest rate futures contracts                                                     $ 81,900             $ 18,700

         =====================================================================================================================

(5)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2001 and 2000 were as follows:

                                                                                              2001                  2000
         =====================================================================================================================
         Deferred tax assets:
           Equity securities                                                                 $    128             $   --
           Future policy benefits                                                              10,338                9,874
           Collateral receivable                                                               22,727                 --
           Liabilities in separate accounts                                                    21,368               18,505
           Mortgage loans on real estate and real estate                                          476                  267
         -------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                                   55,037               28,646
         -------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Deferred policy acquisition costs                                                   13,161               14,963
           Derivatives                                                                            978                 --
           Fixed maturity securities                                                           28,313                4,188
           Equity securities                                                                     --                    297
           Other                                                                               25,946               11,525
         -------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                              68,398               30,973
         -------------------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                      $ 13,361             $  2,327
         ===================================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. The Company has determined that valuation allowances are not necessary as of December 31, 2001, 2000 and 1999 based on its analysis of future deductible amounts.

         The Company's current federal income tax liability (asset) was $10,476 and $(3,544) as of December 31, 2001 and 2000, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

                                                                          2001                 2000                1999
        ------------------------------------------------------------------------------------------------------------------

         Currently payable                                              $  1,464             $ (1,434)            $  4,391
         Deferred tax expense                                              6,711                6,146                  180
        ------------------------------------------------------------------------------------------------------------------
                                                                        $  8,175             $  4,712             $  4,571
        ==================================================================================================================

         Total federal income tax expense for the years ended December 31, 2001, 2000 and 1999 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:

                                                                    2001                    2000                         1999
                                                           --------------------     ----------------------     ---------------------
                                                           Amount            %       Amount            %        Amount          %
        ============================================================================================================================

         Computed (expected) tax expense                   $ 9,264         35.0      $ 6,034         35.0      $ 4,822         35.0
         Tax exempt interest and dividends
            received deduction                              (1,158)        (4.4)      (1,324)        (7.7)        (255)        (1.8)
         Other, net                                             69          0.3            2         --              4         --
        ----------------------------------------------------------------------------------------------------------------------------
               Total (effective rate of each year)         $ 8,175         30.9      $ 4,712         27.3      $ 4,571         33.2
        ============================================================================================================================

         Total federal income tax (refunded) paid was $(12,556), $3,970 and $4,053 during the years ended December 31, 2001, 2000 and 1999, respectively. See also note 11.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



(6)      COMPREHENSIVE INCOME (LOSS)

         Comprehensive income (loss) includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income
         (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                          2001                2000                 1999
        ==================================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                       $ 27,726             $ 18,765             $(36,729)
            Adjustment to deferred policy acquisition costs              (14,994)             (12,083)              18,645
            Related federal income tax (expense) benefit                  (4,456)              (2,339)               6,330
        -------------------------------------------------------------------------------------------------------------------
               Net                                                         8,276                4,343              (11,754)
        -------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           (401)               1,037                 (260)
            Related federal income tax expense (benefit)                     140                 (363)                  91
        -------------------------------------------------------------------------------------------------------------------
               Net                                                          (261)                 674                 (169)
        -------------------------------------------------------------------------------------------------------------------

         Other comprehensive income (loss) on securities
            available-for-sale                                             8,015                5,017              (11,923)
        -------------------------------------------------------------------------------------------------------------------

         Accumulated net loss on cash flow hedges:
               Gross                                                        (120)                --                   --
               Related federal income tax benefit                             42                 --                   --
        -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive loss on cash flow hedges                (78)                --                   --
        -------------------------------------------------------------------------------------------------------------------

         Accumulated net gain on transition adjustments:
               Transition adjustment - SFAS 133                               31                 --                   --
               Transition adjustment - EITF 99-20                            665                 --                   --
               Related federal income tax expense                           (244)                --                   --
        -------------------------------------------------------------------------------------------------------------------
                 Other comprehensive gain on transition adjustments          452                 --                   --
        -------------------------------------------------------------------------------------------------------------------
                   Total other comprehensive income (loss)              $  8,389             $  5,017             $(11,923)
        ==================================================================================================================

         Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2001 and, therefore, are not reflected in the table above.

(7)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         In estimating its fair value disclosures, the Company used the following methods and assumptions:

                  FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

                  MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

                  POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

                  SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

                  INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

                  POLICY RESERVES ON LIFE INSURANCE CONTRACTS: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

                  COLLATERAL RECEIVED - SECURITIES LENDING: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

                  COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

                  FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

                  INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         2001                              2000
                                                              --------------------------      ----------------------------
                                                                Carrying     Estimated           Carrying       Estimated
                                                                 amount      fair value           amount        fair value
         =================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                      $ 2,501,627    $ 2,501,627        $ 1,191,741    $ 1,191,741
               Equity securities                                     --             --                1,828          1,828
             Mortgage loans on real estate, net                   663,458        671,530            380,685        388,396
             Policy loans                                             486            486              1,517          1,517
             Short-term investments                                75,462         75,462             61,194         61,194
           Cash                                                     1,842          1,842               --             --
           Assets held in separate accounts                     2,312,919      2,312,919          2,242,478      2,242,478

         Liabilities:
           Investment contracts                                (3,112,910)    (3,019,705)        (1,616,017)    (1,562,224)
           Policy reserves on life insurance contracts           (158,399)      (156,981)          (149,434)      (149,783)
           Collateral received - securities lending               (64,935)       (64,935)              --             --
           Liabilities related to separate accounts            (2,312,919)    (2,251,782)        (2,242,478)    (2,189,633)

         Derivative financial instruments:
           Interest rate swaps hedging assets                         809            809                703            703
           Cross currency interest rate swaps                         (60)           (60)               128            128
           Futures contracts                                         (390)          (390)              (151)          (151)

(8)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the
         U. S., thus reducing its exposure to any single jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $73,032 extending into 2002 were outstanding as of December 31, 2001. The Company also had $15,000 of commitments to purchase fixed maturity securities outstanding as of December 31, 2001.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLAIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2001, NLAIC's credit risk from these derivative financial instruments was $1,182.

         EQUITY MARKET RISK: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2001, 77% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins, which may require the Company to accelerate the amortization of deferred policy acquisition costs.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 24% (29% in 2000) in any geographic area and no more than 2% (1% in 2000) with any one borrower as of December 31, 2001. As of December 31, 2001 29% (27% in 2000) of the carrying value of the Company's commercial mortgage loan portfolio financed office building properties.

         SIGNIFICANT BUSINESS CONCENTRATIONS: As of December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

         COLLATERAL - SECURITIES LENDING: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(9)      PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension costs charged to operations by the Company during the years ended December 31, 2001, 2000 and 1999 were $237, $77 and $127, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2001 and 2000 was $1,185 and $1,090, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2001, 2000 and 1999 was $143, $132 and $177, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2001 and 2000 follows:

                                                                        Pension Benefits            Postretirement Benefits
                                                                 ---------------------------    ---------------------------
                                                                     2001            2000            2001           2000
        ===================================================================================================================

         Change in benefit obligation:
         Benefit obligation at beginning of year                  $ 1,981,700    $ 1,811,400    $   276,400    $   239,800
         Service cost                                                  89,300         81,400         12,600         12,200
         Interest cost                                                129,100        125,300         21,400         18,700
         Participant contributions                                       --             --            3,300          2,900
         Plan amendment                                                27,700           --              200           --
         Actuarial (gain) loss                                         (5,800)        34,800         20,200         16,100
         Benefits paid                                                (89,800)       (71,200)       (20,100)       (13,300)
        ------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                          2,132,200      1,981,700        314,000        276,400
        ------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year             2,337,100      2,247,600        119,400         91,300
         Actual return (loss) on plan assets                          (46,600)       140,900           (200)        12,200
         Employer contribution                                           --             --           17,300         26,300
         Participant contributions                                       --             --            3,300          2,900
         Plan curtailment                                                --           19,800           --             --
         Benefits paid                                                (89,800)       (71,200)       (20,100)       (13,300)
        ------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                   2,200,700      2,337,100        119,700        119,400
        ------------------------------------------------------------------------------------------------------------------

         Funded status                                                 68,500        355,400       (194,300)      (157,000)
         Unrecognized prior service cost                               49,500         25,000            200           --
         Unrecognized net gains                                       (79,300)      (311,700)        (4,000)       (34,100)
         Unrecognized net (asset) obligation at transition             (5,100)        (6,400)           800          1,000
        ------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                           $    33,600    $    62,300    $  (197,300)   $  (190,100)
        ===================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                                  Pension Benefits      Postretirement Benefits
                                                                              ---------------------     -----------------------
                                                                               2001          2000         2001        2000
         ======================================================================================================================

         Weighted average discount rate                                         6.50%       6.75%        7.25%        7.50%
         Rate of increase in future compensation levels                         4.75%       5.00%        --           --
         Assumed health care cost trend rate:
              Initial rate                                                      --          --          11.00%       11.00%
              Ultimate rate                                                     --          --           5.50%        5.50%
              Declining period                                                  --          --          4 Years      4 Years
         ----------------------------------------------------------------------------------------------------------------------

         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                                  2001             2000             1999
         ======================================================================================================================

         Service cost (benefits earned during the period)                      $  89,300        $  81,400        $  80,000
         Interest cost on projected benefit obligation                           129,100          125,300          109,900
         Expected return on plan assets                                         (183,800)        (184,500)        (160,300)
         Recognized gains                                                         (7,800)         (11,800)          (9,100)
         Amortization of prior service cost                                        3,200            3,200            3,200
         Amortization of unrecognized transition asset                            (1,300)          (1,300)          (1,400)
         ----------------------------------------------------------------------------------------------------------------------
                                                                               $  28,700        $  12,300        $  22,300
         ======================================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the pension plan resulting in a curtailment gain of $67,100. During 1999, the pension plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32,900. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19,800.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                      2001           2000           1999
         =======================================================================================================================

         Weighted average discount rate                                               6.75%          7.00%          6.08%
         Rate of increase in future compensation levels                               5.00%          5.25%          4.33%
         Expected long-term rate of return on plan assets                             8.00%          8.25%          7.33%
        -----------------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                                              2001             2000            1999
         =======================================================================================================================
         Service cost (benefits attributed to employee service
            during the year)                                                $ 12,600        $ 12,200        $ 14,200
         Interest cost on accumulated postretirement benefit
            obligation                                                        21,400          18,700          17,600
         Expected return on plan assets                                       (9,600)         (7,900)         (4,800)
         Amortization of unrecognized transition obligation of
            affiliates                                                           600             600             600
         Net amortization and deferral                                          (400)         (1,300)           (500)
        -----------------------------------------------------------------------------------------------------------------------
                                                                            $ 24,600        $ 22,300        $ 27,100
        =======================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2001, 2000 and 1999 were as follows:

                                                                                            2001         2000          1999
         ===================================================================================================================
         Discount rate                                                                     7.50%         7.80%         6.65%
         Long-term rate of return on plan assets, net of tax in 1999                       8.00%         8.30%         7.15%
         Assumed health care cost trend rate:
               Initial rate                                                               11.00%        13.00%        15.00%
               Ultimate rate                                                               5.50%         5.50%         5.50%
               Declining period                                                           4 Years       5 Years       6 Years
         --------------------------------------------------------------------------------------------------------------------

         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2001 and on the NPPBC for the year ended December 31, 2001 was not calculated.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for all periods presented herein.

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 2001, 2000 and 1999 was $122,926, $67,769 and $63,275, respectively. The statutory net loss of the Company as reported to regulatory authorities for the years ended December 31, 2001, 2000 and 1999 was $(19,201), $(6,150) and $(305),
         respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for NLAIC. The resulting change to the Company's January 1, 2001 surplus was an increase of approximately $3,674. The significant change for NLAIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2001, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $12,293.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(11)     RELATED PARTY TRANSACTIONS

         The Company received capital contributions from NLIC in the amount of $75,000 and $25,000 during 2001 and 2000, respectively.

         The Company files a consolidated federal tax return with NMIC, as described in note 2(g). Total payments (from) to NMIC were $(12,556), $3,970, and $4,053 for the years ended December 31, 2001, 2000, and 1999, respectively.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2001, 2000 and 1999, the Company made lease payments to NMIC and its subsidiaries of $625, $441 and $660, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2001, 2000 and 1999, the Company made payments to NMIC and Nationwide Services Company totaling $4,662, $4,704 and $5,150, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain fixed individual deferred annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in-force until all contract obligations are settled. Amounts ceded to NLIC in 2001 are included in NLIC's results of operations for 2001 and include premiums of $1,594,098 ($432,803 and $258,468 in 2000 and 1999,
         respectively), net investment income of $144,135 ($88,771 and $75,963 in 2000 and 1999, respectively) and benefits, claims and other expenses of $1,766,874 ($524,715 and $319,240 in 2000 and 1999, respectively).

         During 1999, the Company entered into an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract was ceded on a 100% coinsurance basis. Amounts ceded to NLIC include premiums of $87,696 in 1999 (none in 2000 and 2001) and expenses of $195, $185 and
         $3,150 during 2001, 2000 and 1999, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $102,472 and $96,892 as of December 31, 2001 and 2000, respectively.

         The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. During 2001, the most the Company had outstanding at any given time was $26,700 and the Company incurred interest expense on intercompany repurchase agreements of $18 for 2001. Transactions under the agreements during 2000 and 1999 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $2,080 and $56,332 as of December 31, 2001 and 2000, respectively, and are included in short-term investments on the accompanying balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued




(12)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. The Company intends to defend this lawsuit vigorously.

         There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(13)     SEGMENT INFORMATION

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports two product segments:
         Individual Annuity and Life Insurance.

         The Individual Annuity segment consists of individual The BEST of AMERICA(R) and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

         The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2001, 2000 and 1999.

                                                             Individual          Life
                                                               Annuity        Insurance       Corporate           Total
        ==================================================================================================================

         2001:
         Net investment income                             $    11,864      $     4,310      $       706       $    16,880
         Other operating revenue                                33,064           20,418             --              53,482
        ------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          44,928           24,728              706            70,362
        ------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                     2,027            3,087             --               5,114
         Amortization of deferred policy
            acquisition costs                                    9,833            1,424             --              11,257
         Other benefits and expenses                            14,436           12,286              557            27,279
        ------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                         26,296           16,797              557            43,650
        ------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax expense(1)                       18,632            7,931              149            26,712
         Net realized losses on investments,
            hedging instruments and hedged
            items                                                 --               --               (244)             (244)
        ------------------------------------------------------------------------------------------------------------------
         Income (loss) before federal
            income tax expense and
            cumulative effect of adoption of
            accounting principles                          $    18,632      $     7,931      $       (95)      $    26,468
        ==================================================================================================================

         Assets as of year end                             $ 5,103,294      $   631,201      $   210,202       $ 5,944,697
        ==================================================================================================================

        -----------------
         (1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued



                                                              Individual          Life
                                                                Annuity        Insurance         Corporate         Total
        ===================================================================================================================

         2000:
         Net investment income                              $     5,349       $     2,831      $     6,552      $    14,732
         Other operating revenue                                 35,650            22,568             --             58,218
        -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                           40,999            25,399            6,552           72,950
        -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                      8,078             3,019             --             11,097
         Amortization of deferred policy
            acquisition costs                                     9,189               704             --              9,893
         Other benefits and expenses                             22,098            13,465             --             35,563
        -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                          39,365            17,188             --             56,553
        -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax expense(1)                         1,634             8,211            6,552           16,397
         Net realized gains on investments,
            hedging instruments and hedged
            items                                                  --                --                842              842
        -------------------------------------------------------------------------------------------------------------------
         Income before federal income tax
           expense and cumulative effect of
           adoption of accounting principles                $     1,634       $     8,211      $     7,394      $    17,239
        ===================================================================================================================

         Assets as of year end                              $ 3,573,040       $   548,240      $    52,954      $ 4,174,234
        ===================================================================================================================

         1999:
         Net investment income                              $     6,246       $     1,596      $     6,117      $    13,959
         Other operating revenue                                 29,497            16,647             --             46,144
        -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                           35,743            18,243            6,117           60,103
        -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                      6,561             1,987             --              8,548
         Amortization of deferred policy
            acquisition costs                                     8,649             4,943             --             13,592
         Other benefits and expenses                             20,971             8,424             --             29,395
        -------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                          36,181            15,354             --             51,535
        -------------------------------------------------------------------------------------------------------------------
         Operating (loss) income before
            federal income tax expense(1)                          (438)            2,889            6,117            8,568
         Net realized gains on investments,
            hedging instruments and hedged
            items                                                  --                --              5,208            5,208
        -------------------------------------------------------------------------------------------------------------------
         (Loss) income before federal
           income tax expense and
           cumulative effect of adoption of
           accounting principles                            $      (438)      $     2,889      $    11,325      $    13,776
        ===================================================================================================================

         Assets as of year end                              $ 3,309,810       $   382,388      $    70,265      $ 3,762,463
        ===================================================================================================================

------------------
(1) Excludes net realized gains and losses on investments, hedging instruments and hedged items.




The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a) All financial statements are included in Parts A and B of the Registration Statement.

                           (1) Financial statements included in Prospectus.
                               (Part A):
                               Condensed Financial Information.
                               in Part B:
                               Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

                           Nationwide VA Separate Account-B:
                               Independent Auditors' Report.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2001.

                               Statements of Operations for the year
                               ended December 31, 2001.

                               Statements of Changes in Contract
                               Owners' Equity for the years ended
                               December 31, 2001 and 2000.

                               Notes to Financial Statements.

                           Nationwide Life and Annuity Insurance Company:

                               Independent Auditors' Report.

                               Balance Sheets as of December
                               31, 2001 and 2000.

                               Statements of Income for the years ended December 31, 2001, 2000 and 1999.

                               Statements of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999.

                               Statements of Cash Flows for the years ended
                               December 31, 2001, 2000 and 1999.
                               Notes to Financial Statements.


                      (b)  Exhibits

                           (1) Resolution of the Depositor's Board of                              *
                               Directors authorizing the establishment of
                               the Registrant.

                           (2) Not Applicable                                                      *

                           (3) Underwriting or Distribution of contracts                          **
                               between the Registrant and Principal
                               Underwriter.

                           (4) The form of the variable annuity contract                           *

                           (5) Variable Annuity Application- Attached hereto.

                           (6) Articles of Incorporation of Depositor -                            *

                           (7) Not Applicable

                           (8) Not Applicable

                           (9) Opinion of Counsel                                                  *

                          (10) Not Applicable

                          (11) Not Applicable

                          (12) Not Applicable

                          (13) Performance Advertising Calculation                                 *
                               Schedule.

*Filed previously in connection with this registration statement (SEC File No. 33-86408) on November 14, 1994, and hereby incorporated by reference.

**Filed previously with Post-Effective Amendment - 10 and hereby incorporated by reference (SEC File No. 33-86408).


Item 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

            W. G. Jurgensen, Director and Chief Executive Officer
            Joseph J. Gasper, Director and Chief Operating Officer
            Richard D. Headley, Executive Vice President
            Michael S. Helfer, Director and Executive Vice President-Corporate Strategy
            Donna A. James, Director and Executive Vice President-Chief Administrative Officer
            Michael C. Keller, Executive Vice President-Chief Information Officer
            Robert A. Oakley, Director and Executive Vice President-Chief Financial Officer
            Robert J. Woodward, Jr., Director and Executive Vice President-Chief Investment Officer
            Galen R. Barnes, Director
            John R. Cook, Jr., Senior Vice President-Chief Communications Officer
            David A. Diamond, Senior Vice President-Corporate Strategy
            Philip C. Gath, Senior Vice President-Chief Actuary-Nationwide Financial
            Patricia R. Hatler, Senior Vice President, General Counsel and Secretary
            David K. Hollingsworth, Senior Vice President-President-Nationwide Insurance Sales
            David R. Jahn, Senior Vice President-Product Management
            Richard A. Karas, Senior Vice President-Sales-Financial Services
            Gregory S. Lashutka, Senior Vice President, Corporate Relations
            Edwin P. McCausland, Jr., Senior Vice President-Fixed Income Securities
            Robert H. McNaghten, Senior Vice President-Real Estate Investments
            Michael D. Miller, Senior Vice President-NI Finance
            Brian W. Nocco, Senior Vice President and Treasurer
            Mark Phelan, Senior Vice President-Technology and Operations
            Douglas C. Robinette, Senior Vice President-Claims
            John S. Skubik, Senior Vice President-Strategic Initiatives
            Mark R. Thresher, Senior Vice President-Finance-Nationwide Financial
            Richard M. Waggoner, Senior Vice President-Operations
            Susan A. Wolken, Senior Vice President-Product Management and Nationwide Financial Marketing

            The business address of the Directors and Officers of the Depositor is:
            One Nationwide Plaza
            Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                *Subsidiaries for which separate financial statements are filed

               **Subsidiaries included in the respective consolidated financial statements

              ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

             ****other subsidiaries



----------------------------------------------------------------------------------------------------------------------------
            COMPANY                   STATE/COUNTRY            NO. VOTING                 PRINCIPAL BUSINESS
                                     OF ORGANIZATION           SECURITIES
                                                              (SEE ATTACHED
                                                               CHART UNLESS
                                                                OTHERWISE
                                                                INDICATED)
----------------------------------------------------------------------------------------------------------------------------
401(k) Companies, Inc. (The)              Texas                                        Holding company

401(k) Company (The)                      Texas                                        Third-party administrator providing
                                                                                       record keeping services for 401(k)
                                                                                       plans

401(k) Investment Advisors, Inc.          Texas                                        Investment advisor registered with the
                                                                                       SEC

401(k) Investments Services, Inc.         Texas                                        Broker-dealer registered with the
                                                                                       National Association of Securities
                                                                                       Dealer, a self-regulatory body of the
                                                                                       SEC

Affiliate Agency of Ohio, Inc.            Ohio                                         Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

Affiliate Agency, Inc.                    Delaware                                     Insurance agency marketing life
                                                                                       insurance and annuity products through
                                                                                       financial institutions

AGMC Reinsurance Ltd.                     Turks and Caicos Islands                     Captive reinsurer

AID Finance Services, Inc.                Iowa                                         Holding company

ALLIED Document Solutions, Inc. (fka      Iowa                                         Provides general printing services to
Midwest Printing Services, Inc.)                                                       its affiliated companies as well as to

ALLIED General Agency Company             Iowa                                         Managing general agent and surplus
                                                                                       lines broker for property and casualty
                                                                                       insurance products

ALLIED Group Insurance Marketing          Iowa                                         Direct marketing of property and
                                                                                       casualty insurance products

ALLIED Group, Inc.                        Iowa                                         Property and casualty insurance
                                                                                       holding company

ALLIED Property and Casualty Insurance    Iowa                                         Underwrites general property and
Company                                                                                casualty insurance

Allied Texas Agency, Inc.                 Texas                                        Acts as a managing general agent to
                                                                                       place personal and commercial
                                                                                       automobile insurance with Colonial
                                                                                       County Mutual Insurance Company for
                                                                                       the independent agency companies

Allnations, Inc.                          Ohio                                         Engages in promoting, extending and
                                                                                       strengthening cooperative insurance
                                                                                       organizations throughout the world

AMCO Insurance Company                    Iowa                                         Underwrites general property and
                                                                                       casualty insurance



----------------------------------------------------------------------------------------------------------------------------
            COMPANY                   STATE/COUNTRY            NO. VOTING                 PRINCIPAL BUSINESS
                                     OF ORGANIZATION           SECURITIES
                                                              (SEE ATTACHED
                                                               CHART UNLESS
                                                                OTHERWISE
                                                                INDICATED)
----------------------------------------------------------------------------------------------------------------------------
American Marine Underwriters, Inc.        Florida                                      Underwriting manager for ocean cargo
                                                                                       and hull insurance

Asset Management Holdings, plc            England and Wales                            Holding company of a group engaged in
                                                                                       the management of pension fund assets,
                                                                                       unit trusts and other collective
                                                                                       investment schemes, investment trusts
                                                                                       and portfolios for corporate clients

Cal-Ag Insurance Services, Inc.           California                                   Captive insurance brokerage firm
                                                                                       serving principally, but not
                                                                                       exclusively, the "traditional" agent
                                                                                       producers of CalFarm Insurance Company

CalFarm Insurance Agency                  California                                   Assists agents and affiliated
                                                                                       companies in account completion for
                                                                                       marketing CalFarm products; assists
                                                                                       other in-house agencies in a brokerage
                                                                                       capacity to accommodate policyholders

CalFarm Insurance Company                 California                                   Multi-line insurance corporation that
                                                                                       writes agricultural, commercial,
                                                                                       personal and individual health
                                                                                       coverages and benefits from the
                                                                                       sponsorship of the California Farm
                                                                                       Bureau Federation

Colonial County Mutual Insurance          Texas                                        Underwrites non-standard automobile
Company                                                                                and motorcycle insurance and various
                                                                                       other commercial liability coverages
                                                                                       in Texas

Cooperative Service Company               Nebraska                                     Insurance agency that sells and
                                                                                       services commercial insurance;
                                                                                       provides loss control and compliance
                                                                                       consulting services as well as audit,
                                                                                       compilation, and tax preparation
                                                                                       services

Corviant Corporation                      Delaware                                     Creates a captive distribution network
                                                                                       through which affiliates can sell
                                                                                       multi-manager investment products,
                                                                                       insurance products and sophisticated
                                                                                       estate planning services

Damian Securities Limited                 England and Wales                            Investment holding company

Depositors Insurance Company              Iowa                                         Underwrites general property and
                                                                                       casualty insurance

Dinamica Participacoes SA                 Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Discover Insurance Agency of              Texas                                        Sells property and casualty insurance
Texas, LLC                                                                             products including, but not limited
                                                                                       to, automobile or other vehicle
                                                                                       insurance and homeowner's insurance

Discover Insurance Agency, LLC            California                                   Sells property and casualty insurance
                                                                                       products including, but not limited to,
                                                                                       automobile or other vehicle insurance and
                                                                                       homeowner's insurance


----------------------------------------------------------------------------------------------------------------------------
            COMPANY                   STATE/COUNTRY            NO. VOTING                 PRINCIPAL BUSINESS
                                     OF ORGANIZATION           SECURITIES
                                                              (SEE ATTACHED
                                                               CHART UNLESS
                                                                OTHERWISE
                                                                INDICATED)
----------------------------------------------------------------------------------------------------------------------------
Eagle Acquisition Corporation             Delaware                                     Merger subsidiary to be used in the
                                                                                       proposed acquisition of Provident
                                                                                       Mutual Life Insurance Company

eNationwide, LLC                          Ohio                                         Limited liability company that
                                                                                       provides administrative services to
                                                                                       Nationwide's direct operation

F&B, Inc.                                 Iowa                                         Insurance agency that places business
                                                                                       not written by the Farmland Insurance
                                                                                       Companies with other carriers

Farmland Mutual Insurance Company         Iowa                                         Provides property and casualty
                                                                                       insurance primarily to agricultural
                                                                                       businesses

Fenplace Limited                          England and Wales                            Inactive

Financial Horizons Distributors Agency    Alabama                                      Insurance agency marketing life
of Alabama, Inc.                                                                       insurance and annuity products through
                                                                                       financial institutions

Financial Horizons Distributors Agency    Ohio                                         Insurance marketing life insurance and
of Ohio, Inc.                                                                          annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Oklahoma                                     Insurance marketing life insurance and
of Oklahoma, Inc.                                                                      annuity products through financial
                                                                                       institutions

Financial Horizons Distributors Agency    Texas                                        Insurance marketing life insurance and
of Texas, Inc.                                                                         annuity products through financial
                                                                                       institutions

Financial Horizons Securities             Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            solely in the financial institutions
                                                                                       market

Florida Records Administrator, Inc.       Florida                                      Administers the deferred compensation
                                                                                       plan for the public employees of the
                                                                                       State of Florida

G.I.L. Nominees Limited                   England and Wales                            Acts as a nominee; dormant within the
                                                                                       meaning of Section 249AA of the
                                                                                       Companies Act 1985 (English law)

Gartmore 1990 Limited                     England and Wales                            A general partner in a limited
                                                                                       partnership formed to invest in
                                                                                       unlisted securities

Gartmore 1990 Trustee Limited             England and Wales                            Dormant within the meaning of Section
                                                                                       249AA of the Companies Act 1985
                                                                                       (English law)

Gartmore Capital Management Limited       England and Wales                            Investment management and advisory
                                                                                       services to business, institutional
                                                                                       and private investors; transferred
                                                                                       investment management activity to
                                                                                       Gartmore Investment Limited

Gartmore Distribution Services, Inc.      Delaware                                     Limited broker-dealer

Gartmore Fund Managers International      Jersey, Channel Islands                      Investment administration and support
Limited

Gartmore Fund Managers Limited            England and Wales                            Authorized unit trust management

Gartmore Global Asset Management Trust    Delaware                                     Holding company for the Gartmore Group
                                                                                       and as a registered investment advisor


--------------------------------------------------------------------------------------------------------------------------
             COMPANY                       STATE/COUNTRY            NO VOTING         PRINCIPAL BUSINESS
                                          OF ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
--------------------------------------------------------------------------------------------------------------------------
Gartmore Global Investments, Inc.        Delaware                                     Holding company

Gartmore Global Partners                 Delaware                                     Investment management

Gartmore Indosuez UK Recovery Fund       England and Wales                            General partner in two limited
(G.P.) Limited                                                                        partnerships formed to invest in
                                                                                      unlisted securities

Gartmore Investment Limited              England and Wales                            Investment management and advisory
                                                                                      services to pension funds, unit trusts
                                                                                      and other collective investment
                                                                                      schemes, investment trusts and
                                                                                      portfolios for corporate and other
                                                                                      institutional clients

Gartmore Investment Management plc       England and Wales                            Investment holding company and
                                                                                      provides services to other companies
                                                                                      within the Gartmore Group

Gartmore Investment Services GmbH        Germany                                      Marketing support

Gartmore Investment Services Limited     England                                      Investment holding

Gartmore Investor Services, Inc.         Ohio                                         Transfer and dividend disbursing agent
                                                                                      services to various mutual fund
                                                                                      entities

Gartmore Japan Limited                   Japan                                        Investment management

Gartmore Morley & Associates, Inc.       Oregon                                       Brokers or places book value
                                                                                      maintenance agreements (wrap
                                                                                      contracts) and guaranteed investment
                                                                                      contracts (GICs) for collective
                                                                                      investment trusts and accounts

Gartmore Morley Financial Services,      Oregon                                       Holding company
Inc.

Gartmore Mutual Fund Capital Trust       Delaware                                     Registered investment advisor

Gartmore Nominees Limited                England and Wales                            Nominee; dormant within the meaning of
                                                                                      Section 249AA of the Companies Act
                                                                                      1985 (English law)

Gartmore Pension Fund Trustees Limited   England and Wales                            Trustee of Gartmore Pension Scheme

Gartmore S.A. Capital Trust              Delaware                                     Registered investment advisor

Gartmore Secretaries (Jersey) Ltd.       Jersey, Channel Islands                      Nominee; dormant

Gartmore Trust Company                   Oregon                                       State bank with trust power

Gartmore Securities Limited              England and Wales                            Investment holding; partner in
                                                                                      Gartmore Global Partners

Gartmore U.S. Limited                    England and Wales                            Joint partner in Gartmore Global
                                                                                      Partners

Gates, McDonald & Company                Ohio                                         Provides services to employers for
                                                                                      managing workers' and unemployment
                                                                                      compensation matters and employee
                                                                                      benefit costs


--------------------------------------------------------------------------------------------------------------------------
             COMPANY                       STATE/COUNTRY            NO VOTING         PRINCIPAL BUSINESS
                                          OF ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
--------------------------------------------------------------------------------------------------------------------------
 Gates, McDonald & Company of New York,   New York                                     Provides workers'
 Inc.                                                                                  compensation/self-insured claims
                                                                                       administration services to employers
                                                                                       with exposure in New York

 Gates, McDonald & Company of Nevada      Nevada                                       Provides self-insurance
                                                                                       administration, claims examining and
                                                                                       data processing services

 GatesMcDonald Health Plus Inc.           Ohio                                         Provides medical management and cost
                                                                                       containment services to employers

 Insurance Intermediaries, Inc.           Ohio                                         Insurance agency; provides commercial
                                                                                       property and casualty brokerage
                                                                                       services

 Landmark Financial Services of New       New York                                     Insurance agency marketing life
 York, Inc.                                                                            insurance and annuity products through
                                                                                       financial institutions

 Lone Star General Agency, Inc.           Texas                                        General agent to market non-standard
                                                                                       automobile and motorcycle insurance
                                                                                       for Colonial Mutual Insurance Company

 MedProSolutions, Inc.                    Massachusetts                                Provides third-party administration
                                                                                       services for workers compensation,
                                                                                       automobile injury and disability claims

 **National Casualty Company              Wisconsin                                    Underwrites various property and
                                                                                       casualty coverage, as well as
                                                                                       individual and group accident and
                                                                                       health insurance

 National Casualty Company of America,    England                                      Inactive
 Ltd.

 National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                       plans for public employees

 **National Premium and Benefit           Delaware                                     Provides third-party administration
 Administration Company                                                                services

 Nationwide Affinity Insurance Company    Kansas                                       Shell insurer with no active policies
 of America                                                                            or liabilities

 Nationwide Affordable Housing, LLC       Ohio                                         Invests in affordable multi-family
                                                                                       housing projects throughout the U.S.
 **Nationwide Agency, Inc.                Ohio                                         Insurance agency

Nationwide Agribusiness Insurance         Iowa                                         Provides property and casualty Company
                                                                                       insurance primarily to agricultural
                                                                                       businesses

Nationwide Arena, LLC                     Ohio                                         Develops Nationwide Arena and engages
                                                                                       in Arena district development activity

*Nationwide Asset Allocation              Ohio                                         Diversified open-end investment company
Trust


--------------------------------------------------------------------------------------------------------------------------
             COMPANY                       STATE/COUNTRY            NO VOTING         PRINCIPAL BUSINESS
                                          OF ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
--------------------------------------------------------------------------------------------------------------------------
Nationwide Assurance Company              Wisconsin                                    Underwrites non-standard automobile
                                                                                       and motorcycle insurance

Nationwide Cash Management Company        Ohio                                         Buys and sells investment securities of
                                                                                       a short-term nature as agent for other
                                                                                       corporations, foundations, and insurance
                                                                                       company separate accounts

Nationwide Community Development          Ohio                                         Holds investments in low-income
Corporation, LLC                                                                       housing funds

Nationwide Corporation                    Ohio                                         Holding company for entities
                                                                                       affiliated with Nationwide Mutual
                                                                                       Insurance Company and Nationwide
                                                                                       Mutual Fire Insurance Company

Nationwide Exclusive Distribution         Ohio                                         Manages relationships with
Company, LLC                                                                           Nationwide's exclusive agents
                                                                                       including administrative duties

Nationwide Financial Assignment Company   Ohio                                         Administrator of structured settlements

Nationwide Financial Institution          Delaware                                     Insurance agency
Distributors Agency, Inc.

Nationwide Financial Institution          New Mexico                                   Insurance agency
Distributors Agency, Inc. of
New Mexico

Nationwide Financial Institution          Massachusetts                                Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services (Bermuda)   Bermuda                                      Long-term insurer which issued
Ltd.                                                                                   variable annuity and variable life
                                                                                       products to persons outside the United
                                                                                       States and Bermuda

Nationwide Financial Services Capital     Delaware                                     Issues and sells certain securities
Trust                                                                                  representing individual beneficial
                                                                                       interests in the assets of the Trust

Nationwide Financial Services Capital     Delaware                                     Issues and sells certain securities
Trust II                                                                               representing individual beneficial
                                                                                       interests in the assets of the Trust

Nationwide Financial Services, Inc.       Delaware                                     Holding company for companies within
                                                                                       the Nationwide organization that offer
                                                                                       or distribute long-term savings and
                                                                                       retirement products

Nationwide Financial Sp. z o.o            Poland                                       Provides distribution services for its
                                                                                       affiliated Nationwide Towarzystwo
                                                                                       Ubezpieczen na Zycie S.A. in Poland

Nationwide Foundation                     Ohio                                         Contributes to non-profit activities
                                                                                       and projects

Nationwide General Insurance Company      Ohio                                         Transacts a general insurance
                                                                                       business, except life insurance;
                                                                                       primarily provides automobile and fire
                                                                                       insurance to select customers


--------------------------------------------------------------------------------------------------------------------------
             COMPANY                       STATE/COUNTRY            NO VOTING         PRINCIPAL BUSINESS
                                          OF ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
--------------------------------------------------------------------------------------------------------------------------
Nationwide Global Finance, LLC            Ohio                                         Acts as a support company for
                                                                                       Nationwide Global Holdings, Inc. and
                                                                                       its international capitalization
                                                                                       efforts

Nationwide Global Funds                   Luxembourg                                   Issues shares of mutual funds

Nationwide Global Holdings, Inc.          Ohio                                         Holding company for international
                                                                                       operations

Nationwide Global Holdings,               Luxembourg                                   Extension of Nationwide Global
Inc.-Luxembourg Branch                                                                 Holdings, Inc.

Nationwide Global Holdings-NGH Brazil     Brazil                                       Holding company
Participacoes, LTDA

Nationwide Global Japan, Inc.             Delaware                                     Holding company

Nationwide Global Limited                 Hong Kong                                    Holding company for Asian operations

Nationwide Health Plans, Inc.             Ohio                                         Operates as a Health Insurance
                                                                                       Corporation (HIC)

Nationwide Holdings, SA                   Brazil                                       Participates in other companies
                                                                                       related to the registrant's
                                                                                       international operations

Nationwide Home Mortgage Company          Iowa                                         Mortgage lending

Nationwide Home Mortgage Distributors,    Ohio                                         Performs the marketing function for
Inc.                                                                                   Nationwide Home Mortgage Company

*Nationwide Indemnity Company             Ohio                                         Involved in reinsurance business by
                                                                                       assuming business from Nationwide
                                                                                       Mutual Insurance Company and other
                                                                                       insurers within the Nationwide
                                                                                       Insurance organization

Nationwide Insurance Company of America   Wisconsin                                    Independent agency personal lines
                                                                                       underwriter of property/casualty
                                                                                       insurance

Nationwide Insurance Company of Florida   Ohio                                         Transacts general insurance business
                                                                                       except life insurance

Nationwide International Underwriters     California                                   Special risk, excess and surplus lines
                                                                                       underwriting manager

Nationwide Investment Services            Oklahoma                                     Limited broker-dealer doing business
Corporation                                                                            in the deferred compensation market
                                                                                       and acts as an investment advisor

**Nationwide Life and Annuity Insurance   Ohio                                         Engages in underwriting life insurance
Company                                                                                and granting, purchasing, and
                                                                                       disposing of annuities

Nationwide Life Assurance Company, Ltd.   Thailand                                     Holding company

**Nationwide Life Insurance Company       Ohio                                         Provides individual life insurance,
                                                                                       group life and health insurance, fixed and
                                                                                       variable annuity products, and other life
                                                                                       insurance products


--------------------------------------------------------------------------------------------------------------------------
             COMPANY                       STATE/COUNTRY            NO VOTING         PRINCIPAL BUSINESS
                                          OF ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
--------------------------------------------------------------------------------------------------------------------------
Nationwide Lloyds                         Texas                                        Markets commercial property insurance
                                                                                       in Texas

Nationwide Management Systems, Inc.       Ohio                                         Offers a preferred provider
                                                                                       organization and other related
                                                                                       products and services

Nationwide Martima Vida Previdencia S.A.  Brazil                                       Operates as a licensed insurance
                                                                                       company in the categories of life and
                                                                                       unrestricted private pension plans in
                                                                                       Brazil

Nationwide Mortgage Holdings, Inc.        Ohio                                         Holding company

Nationwide Mutual Fire Insurance Company  Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Mutual Insurance Company       Ohio                                         Engages in general insurance and
                                                                                       reinsurance business, except life
                                                                                       insurance

Nationwide Properties, Ltd.               Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Property and Casualty          Ohio                                         Engages in general insurance and
Insurance Company                                                                      reinsurance business, except life
                                                                                       insurance

Nationwide Realty Investors, Inc.         Ohio                                         Engaged in the business of developing,
                                                                                       owning and operating real estate and
                                                                                       real estate investments

Nationwide Retirement Plan Services,      Ohio                                         Insurance agency providing individual
Inc.                                                                                   and group life, disability and health
                                                                                       insurance as well as marketing
                                                                                       retirement plan administration and
                                                                                       investments

Nationwide Retirement Solutions, Inc.     Delaware                                     Markets and administers deferred
                                                                                       compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Alabama                                      Provides retirement products,
of Alabama                                                                             marketing/education and administration
                                                                                       to public employees and educators

Nationwide Retirement Solutions, Inc.     Arizona                                      Markets and administers deferred
of Arizona                                                                             compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Arkansas                                     Markets and administers deferred
of Arkansas                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Montana                                      Markets and administers deferred
of Montana                                                                             compensation plans for public employees


--------------------------------------------------------------------------------------------------------------------------
             COMPANY                       STATE/COUNTRY            NO VOTING         PRINCIPAL BUSINESS
                                          OF ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
--------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.     Nevada                                       Markets and administers deferred
of Nevada                                                                              compensation plans for public employees

Nationwide Retirement Solutions, Inc.     New Mexico                                   Markets and administers deferred
of New Mexico                                                                          compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Ohio                                         Provides retirement products,
of Ohio                                                                                marketing/education and administration
                                                                                       to public employees and educators

Nationwide Retirement Solutions, Inc.     Oklahoma                                     Markets and administers deferred
of Oklahoma                                                                            compensation plans for public employees

Nationwide Retirement Solutions, Inc.     South Dakota                                 Markets and administers deferred
of South Dakota                                                                        compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Texas                                        Markets and administers deferred
of Texas                                                                               compensation plans for public employees

Nationwide Retirement Solutions, Inc.     Wyoming                                      Markets and administers deferred
of Wyoming                                                                             compensation plans for public employees

Nationwide Retirement Solutions           Massachusetts                                Markets and administers deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees

Nationwide Securities, Inc.               Ohio                                         Registered broker-dealer and provides
                                                                                       investment management and
                                                                                       administration services

Nationwide Seguradora S.A.                Brazil                                       Engages in general insurance business

Nationwide Services Company, LLC          Ohio                                         Performs shared services functions
                                                                                       for the Nationwide organization

Nationwide Services Sp. z o.o             Poland                                       Provides services to Nationwide
                                                                                       Global Holdings, Inc. in Poland

Nationwide Towarzstwo Ubezieczen na       Poland                                       Authorized to engage in the business
Zycie SA                                                                               of life insurance and pension
                                                                                       products in Poland

Nationwide Trust Company, FSB             United States                                Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers

Nationwide UK Asset Management            England and Wales                            Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.       England and Wales                            Holding company


--------------------------------------------------------------------------------------------------------------------------
             COMPANY                       STATE/COUNTRY            NO VOTING         PRINCIPAL BUSINESS
                                          OF ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
--------------------------------------------------------------------------------------------------------------------------
Nevada Independent                        Nevada                                       Provides workers' compensation
Companies-Construction                                                                 administrative services to Nevada
                                                                                       employers in the construction industry

Nevada Independent Companies-Health and   Nevada                                       Provides workers' compensation
Nonprofit                                                                              administrative services to Nevada
                                                                                       employers in the health and nonprofit
                                                                                       industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Hospitality and Entertainment                                                          administrative services to Nevada
                                                                                       employers in the hospitality and
                                                                                       entertainment industries

Nevada Independent Companies-             Nevada                                       Provides workers' compensation
Manufacturing, Transportation and                                                      administrative services to Nevada
Distribution                                                                           employers in the manufacturing,
                                                                                       transportation and distribution
                                                                                       industries

Newhouse Capital Partners, LLC            Delaware                                     Invests in financial services
                                                                                       companies that specialize in
                                                                                       e-commerce and promote distribution
                                                                                       of financial services

NFS Distributors, Inc.                    Delaware                                     Acts primarily as a holding company
                                                                                       for Nationwide Financial Services,
                                                                                       Inc. distribution companies

NGH Luxembourg, S.A                       Luxembourg                                   Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations

NGH Netherlands, B.V.                     The Netherlands                              Holding company for other Nationwide
                                                                                       overseas companies

NGH UK, Ltd.                              United Kingdom                               Functions as a support company for
                                                                                       other Nationwide overseas companies

NorthPointe Capital LLC                   Delaware                                     Registered investment advisor

PanEuroLife                               Luxembourg                                   Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France

Pension Associates, Inc.                  Wisconsin                                    Provides pension plan administration
                                                                                       and record keeping services, and
                                                                                       pension plan and compensation plan
                                                                                       consulting

Premier Agency, Inc.                      Iowa                                         Insurance agency

Riverview Agency, Inc.                    Texas                                        Insurance agency

SBSC Ltd (Thailand)                       Thailand                                     Holding company

Scottsdale Indemnity Company              Ohio                                         Engages in a general insurance
                                                                                       business, except life insurance


--------------------------------------------------------------------------------------------------------------------------
             COMPANY                       STATE/COUNTRY            NO VOTING         PRINCIPAL BUSINESS
                                          OF ORGANIZATION           SECURITIES
                                                                    (SEE ATTACHED
                                                                    CHART UNLESS
                                                                    OTHERWISE
                                                                    INDICATED)
--------------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company              Ohio                                         Provides excess and surplus lines of
                                                                                       property and casualty insurance

Scottsdale Surplus Lines Insurance        Arizona                                      Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis

Siam-Ar-Na-Khet Company Limited           Thailand                                     Holding company

Vertboise, SA                             Luxembourg                                   Real property holding company

Veterinary Pet Insurance Company          California                                   Provides pet insurance

Veterinary Pet Services, Inc.             California                                   Holding company

Villanova Securities, LLC                 Delaware                                     Provides brokerage services for block
                                                                                       mutual fund trading for both
                                                                                       affiliated and non-affiliated
                                                                                       investment advisors and performs
                                                                                       block mutual fund trading directly
                                                                                       with fund companies

Western Heritage Insurance Company        Arizona                                      Underwrites excess and surplus lines
                                                                                       of property and casualty insurance


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)

  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account -D                                                      Annuity Separate Account    Policies

  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |         ALLIED          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    DOCUMENT SOLUTIONS,  |   |   |     INSURANCE COMPANY    |
|                         |   |       |           INC.          |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 10,000     |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |                         |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |              Cost       |   |   |AGI-100%      $22,251,842 |
---------------------------   |       |              ----       |   |   ----------------------------
                              |       |AGI-100%      $610,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |                                     |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       ---------------------------   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          PREMIER        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |          AGENCY,        |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |            INC.         |   |   |------------  Shares      |
|                         |---|       |Common Stock: 100,000    |---|---|                          |
|              Cost       |   |       |------------  Shares     |   |   |              Cost        |
|              ----       |   |       |                         |   |   |              ----        |
|AGI-100%      $19,545,634|   |       |              Cost       |   |   |AGI-100%      $47,018,643 |
---------------------------   |       |              ----       |   |   ----------------------------
            |                 |       |AGI-100%      $100,000   |   |
---------------------------   |       ---------------------------   |   ----------------------------
|        ALLIED           |   |                    |                |   |        NATIONWIDE        |
|   GROUP INSURANCE       |   |       ---------------------------   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |   |       |           AMCO          |   |   |      COMPANY (NHMC)      |
|                         |   |       |    INSURANCE COMPANY    |   |   |                          |
|Common Stock: 20,000     |   |       |          (AMCO)         |   |   |Common Stock: 54,348      |
|------------  Shares     |   |       |Common Stock: 300,000    |---|---|------------   Shares     |
|                         |   |       |------------  Shares     |       |                          |
|                         |   |    ---|                         |       |                          |
|                         |   |    |  |              Cost       |       |                          |
|              Cost       |   |    |  |              ----       |       |                          |
|              ----       |   |    |  |                         |       |                          |
| Aid                     |   |    |  |AGI-100%     $147,425,540|       |AGI-88.9%                 |
| Finance-100% $16,059,469|   |    |  ---------------------------       ----------------------------
--------------------------    |    |               |                                  |
                              |    |  ---------------------------       ----------------------------
---------------------------   |    |  |           ALLIED        |       |           AGMC           |
|  NATIONWIDE MORTGAGE    |   |    |  |      GENERAL AGENCY     |       |      REINSURANCE, LTD.   |
|     HOLDINGS INC.       |   |    |  |          COMPANY        |       |                          |
|         (NMHI)          |   |    |  |Common Stock: 5,000      |       |Common Stock: 11,000      |
|                         |   |    |--|------------  Shares     |       |------------  Shares      |
|                         | --|    |  |                         |       |                          |
|                         |        |  |              Cost       |       |              Cost        |
|                         |        |  |              ----       |       |              ----        |
|                         |        |  |AMCO-100%     $135,342   |       |NHMC-100%     $11,000     |
|                         |        |  ---------------------------       ----------------------------
|AGI-100%                 |        |               |
--------------------------         |  ---------------------------       ----------------------------
            |                      |  |      ALLIED TEXAS       |       |          WESTERN         |
---------------------------        |  |      AGENCY, INC.       |       |    HERITAGE INSURANCE    |
|     NATIONWIDE HOME     |        |  |           INC.          |       |          COMPANY         |
|  MORTGAGE DISTRIBUTORS, |        |  |                         |       |                          |
|           INC.          |        |  |                         |       |Common Stock: 4,776,076   |--------------------------------
|                         |        ---|                         |       |------------- Shares      |
|                         |           |                         |       |                          |
|                         |           |                         |       |              Cost        |
|                         |           |                         |       |              ----        |
|                         |           |AMCO - 100%              |       |SIC-100%      $57,000,000 |
|                         |           ---------------------------       ----------------------------
|NMHI - 100%              |
---------------------------                                             ----------------------------
                                                                        |     VETERINARY PET       |
                                                                        |     SERVICES, INC.       |
                                                                        |          (VPSI)          |
                                                                        |                          |------------------------------
                                                                        |Common Stock: 1,711,075   |
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                      ---------------------------       |              ----        |
                                      |     VETERINARY PET      |       |SIC-5.1%      $60,701     |
                                      |     INSURANCE CO.       |       |                          |
                                      |                         |       |Preferred-A   403,226     |
                                      |                         |------ |-----------   Shares      |
                                      |                         |       |                          |
                                      |                         |       |              Cost        |
                                      |                         |       |              -----       |
                                      |                         |       |SIC-100%      $1,121,613  |
                                      |                         |       |                          |
                                      |VPSI - 100%              |       |Preferred-B   250,596     |
                                      ---------------------------       |-----------   Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-96.5%     $672,968    |
                                                                        ----------------------------

                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |----------------------------------------------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                              |
     |   |                 ----         |        |   |                              |
     |   |SIC-100%         $10,000      |        |   |NC-100%                       |
     |   --------------------------------        |   --------------------------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |             RP&C             |        |   |       NEWHOUSE CAPITAL       |
     |   |         INTERNATIONAL        |        |   |        PARTNERS, LLC         |
     |   |                              |        |   |                              |
     |   |Common Stock:    1,063        |        |   |                              |
-----    |------------     Shares       |---------   |                              |-----------------------------------------------
         |                              |            |                              |
         |                 Cost         |            |                              |
         |                 ----         |            |Casualty - 70%                |
         |Casualty-21.64% $2,400,740    |            |Fire     - 10%                |
         |                              |            --------------------------------
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,344,787,854 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    118,038,022 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |       (NW INDEMNITY)         |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |----|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.2%   $93,555           |
  |     |                              |     |    |                              |       |     |Fire-16.2%       $93,697           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |----|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |            COMPANY           |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |       |     |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |       |     |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |       |     |                 ----              |
  |     |                 Cost         |     |    --------------------------------       |     |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                           |     |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------       |     ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |       |                       |
  |     --------------------------------     |    |            (eNat)            |       |     ------------------|------------------
  |                                          |    |                              |       |     |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |       |     |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |----|     Single Member Limited    |       |     |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |       |     |                                   |
  |     |                              |          |                              |       |     |                                   |
  |     |Single Member Limited         |     |____|                              |       |     |Common Stock:    1,000 shares      |
  |-----|Liability Company             |     |    |                              |       |     |-------------                      |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |Casualty-100%                 |       |     |                                   |
  |     |Casualty-100%                 |     |    |                              |       |     |                                   |
  |     |                              |     |    --------------------------------       |     |CalFarm Insurance                  |
  |     --------------------------------     |                                           |     |Company - 100%                     |
  |                                          |    --------------------------------       |     ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |       |                       |
  |     --------------------------------     |    |         COMPANY, LLC         |       |     ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |       |     |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |       |     |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |       |     |                                   |
  |     |Common Stock:   20 Shares     |     |----|     Liability Company        |       |     |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |       |     |------------                       |
  |     |                 Cost         |     |    |                              |       |     |                                   |
  |     |                 ----         |     |    |eNat-100%                     |       |     |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |       |     |Agency-100%                        |
  |     |                              |     |    --------------------------------       |     -------------------------------------
  |     --------------------------------     |                                           |
  |                                          |    --------------------------------       |     ------------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |       |     |        NATIONWIDE REALTY         |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |       |     |         INVESTORS, LTD           |
  |     |      COMPANY OF FLORIDA       |    |    |                              |       |     |                                  |
  |     |                               |    |    |      Single Member Limited   |       |     |                                  |
  |     |                               |    |----|        Liability Company     |       |     |                                  |
  |     |Common Stock:    10,000 Shares |    |----|                              |       ------|                                  |
--|-----|-------------                  |         |                              |             |                                  |
        |                 Cost          |         |                              |             |                                  |
        |                 ----          |         |                              |             |Casualty-84.1%                    |
        |Casualty-100%    $300,000,000  |         --------------------------------             |NW Life -15.9%                    |
        |                               |                                                      ------------------------------------
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |        NATIONWIDE         |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |      SECURITIES, INC.     |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |                           |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $158,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |       PROPERTIES, LTD.    |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-97.6%             |      |               ----        | |  ||  |                     |
   |  | NW Mutual-2.4%            |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  -----------------------------                                    |  ||
   |  |   NATIONWIDE COMMUNITY    |      ----------------------------- |  ||  -----------------------
   |  |   DEVELOPMENT CORP., LLC  |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |                           |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  | Units:                    |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |--| ------                    |      |       INC. OF MASS.       | |  ||  |                     |
   |  |                           |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  | NW Life-67%               |      |------------               | |      |                     |
   |  | NW Indemnity-33%          |      |                           | |      |                     |
   |  -----------------------------      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |                                     ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE AFFORDABLE   |      |   NATIONWIDE FINANCIAL    | |
   |  |       HOUSING, LLC        |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  |                           |      |       OF NEW MEXICO       |--
    --|                           |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-45%               |      |                           |
      | NW Indemnity-45%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,344,787,854 |
                                                  |FIRE            649,510    118,038,022 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|------------
                                     |                         |                          |              -----------|------------
                         ------------|------------ ------------|------------ -------------|------------ |    GARTMORE GLOBAL     |
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |    INVESTMENTS, INC.   |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | |  GARTMORE S.A. CAPITAL| |    GARTMORE MORLEY    |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (GSA)       | |       FINANCIAL       |
              |        |                          | |Common Stock:  236,494  | |                       | |SERVICES, INC. (MORLEY)|
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |Common Stock:  82,343  |
              |        |-------------   -------   | |                        | |                       | |------------   Shares  |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |          GARTMORE        |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |GSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |   GARTMORE DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |GSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |   --|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |GSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |                                 |                                                  |            |
                               |   ----------------------------  |  --------------------------     -----------------|----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |   --
|                         |        |              Cost        |  |  |                        |     |                          |
|                         |        |              ----        |  |  |                        |     |                          |
|                         |        |NRS-100%      $500        |  |  |                        |     |CC-100%                   |
---------------------------        ----------------------------  |  --------------------------     ----------------------------
                                                                 |
                                   ----------------------------  |  --------------------------
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |
                                   |                          |  |  |        OF TEXAS        |
                                   |Common Stock: 1,000       |-- ==|                        |
                                   |------------- Shares      |     |                        |
                                   |              Cost        |     |                        |
                                   |              ----        |     |                        |
                                   |NRS-100%      $1,000      |     |                        |
                                   ----------------------------     --------------------------

                                                                                                                            (Right)
















-------------------------------------------------------|--------------------------------------|
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                                                       |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
         ---------------|--------------   -------------|-----------------        -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        |        |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      |        |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             |        |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    |    |---|Common Stock:  100 Shares |
         |------------                | | |------------                 |    |   |------------              |
         |               Cost         | | |               Cost          |    |   |               Cost       |
         |               ----         | | |               ----          |    |   |               ----       |
         |NW Corp.-100%  $794,465,454 | | |NW Corp.-100%  $25,683,532   |    |   |                          |
         |                            | | |------------------------------    |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                | | |                                  |   ----------------------------
-----------------------|--------------- | |------------------------------    |   ----------------------------
         --------------|--------------- | |  MEDPROSOLUTIONS, INC.      |    |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             |    |   |        SYSTEMS, INC.     |
         |       CORPORATION          | |-|               Cost          |    |   |                          |
         |NFS-100%                    | | |               ----          |    |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    |    |   |-------------             |
         ------------------------------ | |                             |    |   |               Cost       |
         |    GARTMORE MUTUAL FUND    | | |                             |    |   |               ----       |
         |       CAPITAL TRUST        | | -------------------------------    |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                    |   ----------------------------
    |    |                            | | |------------------------------    |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        |    |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   |    |   |        AGENCY, INC.      |
    |    |                            | --|                             |    |   |                          |
    |    |                            | | |Common Stock:  3 Shares      |    |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 |        |------------              |
    |    ------------------------------ | |               Cost          |        |               Cost       |
    |                                   | |               ----          |        |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      |        |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | -------------------------------        ----------------------------
    |    |        CAPITAL LLC         | |
    |    |                            | | -------------------------------
    |----|                            | | |      GATES MCDONALD &       |
         |                            | | |     COMPANY OF NEVADA       |
         |                            | --|                             |
         |                            | | |Common Stock:  40 Shares     |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |
         ------------------------------ | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $93,750       |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
                                        --|                             |
                                        | |Common Stock:  200 Shares    |
                                        | |------------                 |
                                        | |               Cost          |
                                        | |               ----          |
                                        | |Gates-100%     $2,000,000    |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |                             |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
                                        | |   COMPANIES-CONSTRUCTION    |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         | GARTMORE MORLEY CAPITAL    | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       December 31, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------
                      |
         ----------------------------
         |    GARTMORE MORLEY &     |
         |     ASSOCIATES, INC.     |
         |                          |
         |Common Stock: 3,500       |
---------|------------- Shares      |
         |              Cost        |
         |              ----        |
         |Morley-100%   $1,000      |
         ----------------------------





                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |     GARTMORE GLOBAL ASSET    |            |   NATIONWIDE GLOBAL, LIMITED    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |                                 |       |          NETHERLANDS B.V.       |
      |          (GGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | GGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |
      |                              |  |    |----|                                 |   |
      |                              |  |    |    | GISL - 99.99%                   |   |
      | NUKAMHL - 96.1%              |  |    |    | GSL - .01%                      |   |
      ----------------|---------------  |    |    -----------------|-----------------   |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,344,787,854 |
                                           | FIRE         649,510      118,038,022 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $749,465,454  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    DAMIAN SECURITIES LTD.    |
                |       |           (GIL)              |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    GARTMORE NOMINEES LTD.    |
                |       |          LIMITED             |        |       |             (GNL)            |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 99.99%                 |
                |       |                              |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE PENSION FUND     |
                |       |     (GENERAL PARTNER)        |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GSL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |       GIL NOMINEES LTD.      |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |                              |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 50%                    |
                |       | GNL - 50%                    |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |
                |       |    (GENERAL PARTNER)         |        |
                |-------|                              |        |
                        | GIM - 50%                    |
                        | GSL - 50%                    |
                        --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  |         |                 |                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |           SP. 2 O.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |-|                               | |-|                               |
 |                          | |                               | | |                               |
 |                          | | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                          | ----------------|---------------- | ---------------------------------
 |                          |                 |                 |
 |                          |                 |                 |
 | ------------------------ | ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   | | |   NATIONWIDE LIFE ASSURANCE   | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   | | |          COMPANY LTD.         | | |  - NGH BRASIL PARTICIPACOES   |  |                             |
 | |         (GCM)        | | |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      | | |                               | |-|                               |  |       Shares      Cost      |
 | |                      | | |                               | | |         Shares     Cost       |--|       ------      ----      |
 | |                      | | |                               | | |         ------     -----      |  |NGH                          |
 | | GIM - 99.99%         | | | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
 | | GSL - .01%           | | | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 |                          |                                   |                  |                                |
 |                          |                                   |                  |                                |
 |  ------------------------| --------------------------------- | -----------------|---------------  ---------------|---------------
 | |  GARTMORE U.S. LTD,  | | |    SBSC LTD (THAILAND)        | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOES SA  |
 | |         (GUS)        | | |                               | | |                               |  |           (DPSA)            |
 | |                      | | |                               | | |         Shares     Cost       |  |       Shares      Cost      |
 --|                      | | | Common Stock:  24,500 Shares  | | |         ------     -----      |  |       ------      ----      |
 | |                      | |-| ------------                  | | | NGH                           |  |NHSA  132,522,386 R14,723,256|
 | |                      |   |                               | | | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
 | | GCM - 100%           |   | NGH - .01%                    | | | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
 | ------------------------   | SIAM - 48.98%                 | | ---------------------------------  ---------------|---------------
 |                            --------------------------------- |                                                   |
 |                                                              |                                                   |
 |--------------------------  --------------------------------- |                                    ---------------|---------------
 ||GARTMORE GLOBAL PARTNERS | |        PANEUROLIFE (PEL)      | |                                    |  NATIONWIDE MARITIMA VIDA e |
 || (GENERAL PARTNER)       | |                               | |                                    |        PREVIDENCIA SA       |
 ||                         | | Common Stock: 1,300,000 Shares| |                                    | Common Stock:   134,822,225 |
 -|                         | | -------------   Cost          |--                                    | ------------    Shares      |
  | GUS - 50%               | |                 ----          |                                      |                             |
  | GSL - 50%               | | LUX SA - 100%   3,817,832,685 |                                      |                 Cost        |
  ------------------------- | | LUF                           |                                      |                 ----        |
                              -----------------|---------------                                      | DSPA - 86.4%    R14,128,512 |
                                               |                                                     -------------------------------
                                               |
                              -----------------|---------------
                              |           VERTBOIS, SA        |
                              |                               |
                              |                               |
                              |                               |
                              | PEL - 99.99%                  |
                              | LUX SA - .01%                 |
                              ---------------------------------                         Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        December 31, 2001

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 15, 2002 was 1,366 and 2,726 respectively.


Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide
                   Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

     (b)                    NATIONWIDE INVESTMENT SERVICES CORPORATION
                                      DIRECTORS AND OFFICERS

Joseph J. Gasper, Director and Chairman of the Board
Richard A. Karas, Director and Vice Chairman
Mark A. Thresher, Director and Senior Vice President and Treasurer
Duane C. Meek, President
Robert A. Oakley, Executive Vice President-Chief Financial Officer
Robert J. Woodward, Jr., Executive Vice President-Chief Investment Officer Barbara J. Shane, Vice President-Compliance Officer
Alan A. Todryk, Vice President-Taxation
Carol L. Dove, Associate Vice President-Treasury Services and Assistant
  Treasurer
Glenn W. Soden, Associate Vice President and Secretary
John F. Delaloye, Assistant Secretary
E. Gary Berndt, Assistant Treasurer
Terry C. Smetzer, Assistant Treasurer

The business address of the Directors and Officers of Nationwide
Investment Services Corporation is:
One Nationwide Plaza
Columbus, Ohio 43215



Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life and Annuity Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code Internal Revenue is issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account - B:



We consent to use of our reports for Nationwide VA Separate Account - B dated February 20, 2002 and for Nationwide Life and Annuity Insurance Company dated January 29, 2002 included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 33-86408).





KPMG LLP
Columbus, Ohio
April 22, 2002

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 14 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25th day April, 2002.


                                        NATIONWIDE VA SEPARATE ACCOUNT-B
                                  ---------------------------------------------
                                                (Registrant)
                                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                 ----------------------------------------------

                                                 (Depositor)
                                          By/s/STEVEN SAVINI, ESQ.
                                  ---------------------------------------------
                                               Steven Savini, Esq.


     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2002.




               SIGNATURE                                   TITLE


W. G. JURGENSEN                      Director and Chief Executive Officer
----------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                          Director and President and
----------------------------------         Chief Operating Officer
Joseph J. Gasper

MICHAEL S. HELFER                           Director and Executive
----------------------------------    Vice President-Corporate Strategy
Michael S. Helfer

DONNA A. JAMES                           Director and Executive Vice
----------------------------------  President-Chief Administrative Officer
Donna A. James

ROBERT A. OAKLEY                         Director and Executive Vice
----------------------------------    President-Chief Financial Officer
Robert A. Oakley

ROBERT A. WOODWARD, JR                   Director and Executive Vice
----------------------------------    President-Chief Investment Officer
Robert A. Woodward, Jr.

GALEN R. BARNES                                    Director
----------------------------------
Galen R. Barnes

                                                                                           By /s/ STEVEN SAVINI
                                                                                     -----------------------------------
                                                                                                 Steven Savini
                                                                                               Attorney-in-Fact